UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-22887

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos ETF Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., c/o Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	July 31, 2026

DATE OF REPORTING PERIOD:	August 1, 2025 through January 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Calamos Nasdaq® Equity & Income ETF CANQ

Calamos Antetokounmpo Global Sustainable Equities ETF SROI

Calamos Autocallable Income ETF CAIE

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April CBTA

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July CBTY

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October CBTO

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January CBTJ

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April CBXA

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July CBXY

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October CBXO

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January CBXJ

Calamos Bitcoin Structured Alt Protection ETF® - January CBOJ

Calamos Bitcoin Structured Alt Protection ETF® - April CBOA

Calamos Bitcoin Structured Alt Protection ETF® - July CBOY

Calamos Bitcoin Structured Alt Protection ETF® - October CBOO

Calamos Russell 2000® Structured Alt Protection ETF® - January CPRY

Calamos Russell 2000® Structured Alt Protection ETF® - October CPRO

Calamos CEF Income & Arbitrage ETF CCEF

Calamos Convertible Equity Alternative ETF CVRT

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® CBTL

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® CBXL

Calamos Laddered Bitcoin Structured Alt Protection ETF® CBOL

Calamos Laddered S&P 500® Structured Alt Protection ETF® CPSL

Calamos Nasdaq-100® Structured Alt Protection ETF® - March CPNM

Calamos Nasdaq-100® Structured Alt Protection ETF® - December CPNQ

Calamos Nasdaq-100® Structured Alt Protection ETF® - September CPNS

Calamos Nasdaq-100® Structured Alt Protection ETF® - June CPNJ

Calamos Russell 2000® Structured Alt Protection ETF® - July CPRJ

Calamos Russell 2000® Structured Alt Protection ETF® - April CPRA

Calamos S&P 500® Structured Alt Protection ETF® - August CPSA

Calamos S&P 500® Structured Alt Protection ETF® - December CPSD

Calamos S&P 500® Structured Alt Protection ETF® - January CPSY

Calamos S&P 500® Structured Alt Protection ETF® - November CPSN

Calamos S&P 500® Structured Alt Protection ETF® - October CPSO

Calamos S&P 500® Structured Alt Protection ETF® - September CPST

Calamos S&P 500® Structured Alt Protection ETF® - July CPSJ

Calamos S&P 500® Structured Alt Protection ETF® - May CPSM

Calamos S&P 500® Structured Alt Protection ETF® - April CPSP

Calamos S&P 500® Structured Alt Protection ETF® - February CPSF

Calamos S&P 500® Structured Alt Protection ETF® - June CPSU

Calamos S&P 500® Structured Alt Protection ETF® - March CPSR

Calamos Nasdaq® Autocallable Income ETF CAIQ

Calamos Nasdaq® Equity & Income ETF

CANQ: Nasdaq

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Nasdaq® Equity & Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$38	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$23,951,632	27	7%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of fixed-income securities and Nasdaq-100-oriented options with the intent to participate in the performance of Nasdaq-100 securities while potentially offering better downside protection.

Asset allocation and top 10 holdings exclude, if any, cash and equivalents.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	88.7
Long Call Option	10.5

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Simplify MBS ETF	25.1
Vanguard Emerging Markets Government Bond ETF	22.4
State Street SPDR Portfolio High Yield Bond ETF	15.3
Janus Henderson AAA CLO ETF	11.5
Franklin Senior Loan ETF	7.1
Schwab 1-5 Year Corporate Bond ETF	4.5
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.9
Direxion Nasdaq-100® Equal Weighted Index Shares, Call, Strike Price $89, 03/20/26	1.8
Alphabet, Inc., Call, Strike Price $340, 12/18/26	1.3
Apple, Inc., Call, Strike Price $245, 09/18/26	1.2

www.calamos.com

Calamos Nasdaq® Equity & Income ETF

CANQ: Nasdaq

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CANQTSRS  26

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$50	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,338,018	119	11%

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and proprietary sustainable process to evaluate and select what we deem to be high-quality growth companies around the globe that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Industrials	16.3
Financials	14.9
Consumer Discretionary	10.8
Health Care	9.0
Communication Services	7.7
Consumer Staples	5.4
Materials	4.1
Utilities	3.0
Real Estate	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	6.5
NVIDIA Corp.	4.0
Microsoft Corp.	3.9
Apple, Inc.	3.7
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
Amazon.com, Inc.	2.2
SK Hynix, Inc.	2.1
Broadcom, Inc.	1.8
Visa, Inc. - Class A	1.4
HDFC Bank Ltd., ADR	1.2

www.calamos.com

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | SROITSRS  26

Calamos Autocallable Income ETF

CAIE: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Autocallable Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIE	$39	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$652,374,788	4	0%

WHAT DID THE FUND INVEST IN?

Calamos Autocallable Income ETF seeks to generate high monthly income while reducing downside risk through exposure to a series of autocallable notes, each with similar terms and whose coupon payments and principal at maturity are tied to the MerQube US Large Cap Vol Advantage Autocallable Index—a benchmark optimized specifically for this autocallable strategy.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Put Option	53.7
U.S. Government and Agency Security	37.5
Long Call Option	4.0
Total Return Swap	3.0

www.calamos.com

Calamos Autocallable Income ETF

CAIE: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CAIETSRS  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April

CBTA: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTA	$32	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,662,241	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 52% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 80% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	73.1
Long Call Option	27.1
Short Call Option	(0.5)

www.calamos.com

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April

CBTA: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTATSRS  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July

CBTY: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTY	$32	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$10,657,198	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 41% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 80% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	90.5
Long Call Option	9.9
Short Call Option	(0.6)

www.calamos.com

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July

CBTY: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTYTSRS  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October

CBTO: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTO	$20Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,722,862	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 42% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 80% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	91.4
Long Call Option	9.0
Short Call Option	(1.0)

www.calamos.com

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October

CBTO: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTOTSRS  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January

CBTJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTJ	$30	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$25,826,090	5	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 38% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund's strategy is its downside protection overlay. The Fund offers 80% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	140.6
Long Put Option	1.4
Short Call Option	(42.9)

www.calamos.com

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January

CBTJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTJTSRS  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April

CBXA: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXA	$33	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,247,024	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 29% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 90% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	82.7
Long Call Option	19.1
Short Call Option	(1.8)

www.calamos.com

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April

CBXA: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXATSRS  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July

CBXY: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXY	$33	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$9,127,054	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 25% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 90% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	95.2
Long Call Option	5.7
Short Call Option	(1.1)

www.calamos.com

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July

CBXY: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXYTSRS  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October

CBXO: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXO	$21Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$10,220,685	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 23% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 90% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	95.5
Long Call Option	5.5
Short Call Option	(1.6)

www.calamos.com

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October

CBXO: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXOTSRS  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January

CBXJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXJ	$32	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$17,500,698	5	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 22% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 90% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	148.5
Long Put Option	1.6
Short Call Option	(51.0)

www.calamos.com

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January

CBXJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXJTSRS  26

Calamos Bitcoin Structured Alt Protection ETF® - January

CBOJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$34	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$28,860,770	5	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 8% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 100% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	157.7
Long Put Option	1.7
Short Call Option	(60.2)

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF® - January

CBOJ: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOJTSRS  26

Calamos Bitcoin Structured Alt Protection ETF® - April

CBOA: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOA	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,119,087	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 11% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 100% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	94.2
Long Call Option	12.2
Short Call Option	(6.5)

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF® - April

CBOA: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOATSRS  26

Calamos Bitcoin Structured Alt Protection ETF® - July

CBOY: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOY	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,901,189	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 10% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 100% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	98.8
Long Call Option	3.1
Short Call Option	(1.9)

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF® - July

CBOY: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOYTSRS  26

Calamos Bitcoin Structured Alt Protection ETF® - October

CBOO: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - October for the period of October 7, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOO	$22Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$7,337,885	3	0%

WHAT DID THE FUND INVEST IN?

The Fund uses an options strategy on the Cboe Mini Bitcoin US ETF Index to access Bitcoin price performance up to an initial cap of around 8% based on the positive price return of the CME CF Bitcoin Reference Rate. A crucial benefit of the Fund’s strategy is its downside protection overlay. The Fund offers 100% protection of principal against losses accrued over a one-year outcome period (before fees and expenses).

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	98.5
Long Call Option	3.4
Short Call Option	(2.5)

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF® - October

CBOO: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOOTSRS  26

Calamos Russell 2000® Structured Alt Protection ETF® - January

CPRY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$52,578,227	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell 2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	102.7
Long Put Option	5.6
Short Call Option	(9.0)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® - January

CPRY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRYTSRS  26

Calamos Russell 2000® Structured Alt Protection ETF® - October

CPRO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - October for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$32,100,437	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell 2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.5
Long Put Option	4.2
Short Call Option	(8.2)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® - October

CPRO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPROTSRS  26

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$39	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$28,909,079	49	58%

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver high current income and long-term capital appreciation by investing in income-producing closed-end funds trading at attractive discounts, which commonly offer attractive yields.

Fund categories and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
FUND CATEGORIES	% OF NET ASSETS
Covered Call	16.3
Equity-Sector	10.3
U.S. Allocation	10.3
World Stock	9.6
U.S. Stock	7.0
Global Allocation	6.7
Master Limited Partnership	6.3
Senior Loan	6.0
World Bond	5.7
Preferred	5.0
High Yield Bond	4.9
Real Estate Investment Trust	4.8
Municipal Bond	3.0
U.S. Investment Grade	2.7

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Bexil Investment Trust	4.4
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	4.0
Virtus Equity & Convertible Income Fund	3.9
Liberty All Star Growth Fund, Inc.	3.9
Eaton Vance Risk-Managed Diversified Equity Income Fund	3.8
abrdn Total Dynamic Dividend Fund	3.1
Eaton Vance Enhanced Equity Income Fund II	3.0
Neuberger Real Estate Securities Income Fund, Inc.	2.9
Templeton Emerging Markets Fund	2.9
Eaton Vance Senior Floating-Rate Trust	2.8

www.calamos.com

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CCEFTSRS  26

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$39	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,474,284	107	64%

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver total returns through capital appreciation and current income by investing primarily in a portfolio of US convertible securities exhibiting a high level of equity sensitivity.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.5
Utilities	11.1
Health Care	10.2
Industrials	8.0
Financials	7.7
Communication Services	6.5
Materials	6.2
Consumer Discretionary	5.6
Real Estate	2.6
Other	1.7
Energy	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Western Digital Corp., 3.000%, 11/15/28	7.6
Boeing Co., 6.000%, 10/15/27	6.0
Seagate HDD Cayman, 3.500%, 06/01/28	3.6
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.4
Albemarle Corp., 7.250%, 03/01/27	2.3
Lumentum Holdings, Inc., 0.375%, 03/15/32	2.0
Lumentum Holdings, Inc., 0.500%, 06/15/28	1.8
KKR & Co., Inc., 6.250%, 03/01/28	1.8
MP Materials Corp., 3.000%, 03/01/30	1.7
Ford Motor Co., 0.000%, 03/15/26	1.7

www.calamos.com

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CVRTTSRS  26

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF®

CBTL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® for the period of October 14, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTL	$3Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$3,019,973	4	0%

WHAT DID THE FUND INVEST IN?

The Fund provides systematic exposure to 80% downside protection ETFs by allocating equally across all four Calamos Bitcoin 80 Series Structured Alt Protection ETFs. For continuous laddered and differentiated exposure, each ETF initiates its rolling one-year outcome period in a different quarter and seeks to match spot bitcoin's price return up to a predetermined cap while protecting against 80% of losses over the period (before fees and expenses).

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October	26.8
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July	25.4
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April	25.3
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January	22.2

www.calamos.com

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF®

CBTL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTLTSRS  26

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®

CBXL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® for the period of October 14, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXL	$3Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,627,051	4	0%

WHAT DID THE FUND INVEST IN?

The Fund provides systematic exposure to 90% downside protection ETFs by allocating equally across all four Calamos Bitcoin 90 Series Structured Alt Protection ETFs. For continuous laddered and differentiated exposure, each ETF initiates its rolling one-year outcome period in a different quarter and seeks to match spot bitcoin's price return up to a predetermined cap while protecting against 90% of losses over the period (before fees and expenses).

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October	26.5
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April	25.5
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July	25.3
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January	22.5

www.calamos.com

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®

CBXL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXLTSRS  26

Calamos Laddered Bitcoin Structured Alt Protection ETF®

CBOL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Laddered Bitcoin Structured Alt Protection ETF® for the period of October 14, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOL	$3Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,788,038	4	0%

WHAT DID THE FUND INVEST IN?

The Fund provides systematic exposure to 100% downside protection ETFs by allocating equally across all four Calamos Bitcoin Structured Alt Protection ETFs. For continuous laddered and differentiated exposure, each ETF initiates its rolling one-year outcome period in a different quarter and seeks to match spot bitcoin's price return up to a predetermined cap while protecting against 100% of losses over the period (before fees and expenses).

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin Structured Alt Protection ETF® - October	25.7
Calamos Bitcoin Structured Alt Protection ETF® - July	25.1
Calamos Bitcoin Structured Alt Protection ETF® - April	25.1
Calamos Bitcoin Structured Alt Protection ETF® - January	24.0

www.calamos.com

Calamos Laddered Bitcoin Structured Alt Protection ETF®

CBOL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOLTSRS  26

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$5	0.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$95,668,981	12	0%

WHAT DID THE FUND INVEST IN?

The Fund provides systematic exposure to 100% downside protection ETFs by allocating equally across 12 monthly Calamos S&P 500® Structured Alt Protection ETFs®. For continuous laddered and differentiated exposure, each ETF initiates its rolling one-year outcome period in a different month and seeks to match the S&P 500's price return up to a predetermined cap while protecting against 100% of losses over the period (before fees and expenses).

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Calamos S&P 500® Structured Alt Protection ETF® - February	8.3
Calamos S&P 500® Structured Alt Protection ETF® - March	8.3
Calamos S&P 500® Structured Alt Protection ETF® - July	8.3
Calamos S&P 500® Structured Alt Protection ETF® - April	8.3
Calamos S&P 500® Structured Alt Protection ETF® - August	8.3
Calamos S&P 500® Structured Alt Protection ETF® - June	8.3
Calamos S&P 500® Structured Alt Protection ETF® - October	8.3
Calamos S&P 500® Structured Alt Protection ETF® - January	8.3
Calamos S&P 500® Structured Alt Protection ETF® - December	8.3
Calamos S&P 500® Structured Alt Protection ETF® - May	8.3

www.calamos.com

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSLTSRS  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - March

CPNM: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - March for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNM	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$11,106,708	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	114.1
Long Put Option	0.1
Short Call Option	(13.8)

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF® - March

CPNM: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNMTSRS  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - December

CPNQ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - December for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$30,001,989	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.5
Long Put Option	6.7
Short Call Option	(5.9)

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF® - December

CPNQ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNQTSRS  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - September

CPNS: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - September for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$26,034,275	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.1
Long Put Option	3.5
Short Call Option	(9.2)

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF® - September

CPNS: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNSTSRS  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - June

CPNJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - June for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$27,138,073	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	113.2
Long Put Option	1.1
Short Call Option	(14.6)

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF® - June

CPNJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNJTSRS  26

Calamos Russell 2000® Structured Alt Protection ETF® - July

CPRJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$24,318,351	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell 2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	113.5
Long Put Option	1.3
Short Call Option	(15.1)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® - July

CPRJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRJTSRS  26

Calamos Russell 2000® Structured Alt Protection ETF® - April

CPRA: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRA	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$6,008,564	3	0%

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell 2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	120.2
Long Put Option	0.2
Short Call Option	(20.0)

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF® - April

CPRA: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRATSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - August

CPSA: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - August for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$43,390,413	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.7
Long Put Option	2.2
Short Call Option	(7.3)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - August

CPSA: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSATSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - December

CPSD: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - December for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$43,198,505	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	99.0
Long Put Option	4.9
Short Call Option	(4.6)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - December

CPSD: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSDTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - January

CPSY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - January for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$24,002,728	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	99.4
Long Put Option	5.1
Short Call Option	(5.3)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - January

CPSY: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSYTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - November

CPSN: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - November for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,526,113	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.9
Long Put Option	4.6
Short Call Option	(4.2)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - November

CPSN: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSNTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - October

CPSO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - October for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$25,863,257	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	101.1
Long Put Option	3.7
Short Call Option	(5.3)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - October

CPSO: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSOTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - September

CPST: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - September for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,947,992	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.6
Long Put Option	2.8
Short Call Option	(6.9)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - September

CPST: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSTTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - July

CPSJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - July for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$40,534,206	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.9
Long Put Option	1.6
Short Call Option	(8.8)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - July

CPSJ: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSJTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - May

CPSM: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - May for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$54,651,606	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	117.7
Long Put Option	0.4
Short Call Option	(18.3)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - May

CPSM: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSMTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - April

CPSP: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - April for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSP	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,063,845	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	115.9
Long Put Option	0.2
Short Call Option	(15.8)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - April

CPSP: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSPTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - February

CPSF: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - February for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSF	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,519,974	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.3
Long Put Option	5.8
Short Call Option	(4.9)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - February

CPSF: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSFTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - June

CPSU: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - June for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSU	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$12,245,122	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	111.0
Long Put Option	0.9
Short Call Option	(12.2)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - June

CPSU: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSUTSRS  26

Calamos S&P 500® Structured Alt Protection ETF® - March

CPSR: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - March for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSR	$35	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$22,799,823	3	0%

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying ETF (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will reinitiate the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	109.2
Long Put Option	0.1
Short Call Option	(8.9)

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF® - March

CPSR: NYSE Arca, Inc.

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSRTSRS  26

Calamos Nasdaq® Autocallable Income ETF

CAIQ: Nasdaq

Semi-Annual Shareholder Report  - January 31, 2026

This semi-annual shareholder report contains important information about the Calamos Nasdaq® Autocallable Income ETF for the period of November 20, 2025 to January 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIQ	$15Footnote Reference(1)	0.74%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$87,548,358	4	0%

WHAT DID THE FUND INVEST IN?

Calamos Nasdaq Autocallable Income ETF seeks to generate high monthly income while reducing downside risk through exposure to a series of autocallable notes, each with similar terms and whose coupon payments and principal at maturity are tied to the MerQube Nasdaq-100® Vol Advantage Autocallable Index—a benchmark optimized specifically for this autocallable strategy.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Put Option	54.7
U.S. Government and Agency Security	39.4
Long Call Option	4.1
Total Return Swap	0.4

www.calamos.com

Calamos Nasdaq® Autocallable Income ETF

CAIQ: Nasdaq

Semi-Annual Shareholder Report  - January 31, 2026

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CAIQTSRS  26

Item 1(b). Not applicable.

Item 2: Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3: Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4: Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5: Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TIMELY INFORMATION INSIDE

CALAMOS®

TODAY FOR TOMORROW

ETF Family of Funds

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION JANUARY 31, 2026

GO PAPERLESS
SIGN UP FOR E-DELIVERY

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses and other shareholder materials.

CALAMOS®
TODAY FOR TOMORROW

TABLE OF CONTENTS

The Funds (unaudited)	1
Disclaimers (unaudited)	2
Statements of Assets and Liabilities (unaudited)	4
Statements of Operations (unaudited)	10
Statements of Changes in Net Assets	17
Financial Highlights	31
Schedule of Investments (unaudited)	73
Notes to Financial Statements (unaudited)	122
Report of Independent Registered Public Accounting Firm	142
Proxy Disclosures for Open-End Management Investment Companies (unaudited)	147
Statement Regarding Basis for Approval of Investment Advisory Contract	148

The Funds
(unaudited)

www.calamos.com
FUND TICKER
COMMENCEMENT OF
OPERATIONS EXCHANGE
001
Calamos Antetokounmpo Global Sustainable Equities ETF SROI 2/3/2023 NYSE
005
Calamos Autocallable Income ETF CAIE 6/25/2025 NYSE
006
Calamos Nasdaq
®
Autocallable Income ETF CAIQ 11/20/2025 NASDAQ
010
Calamos CEF Income & Arbitrage ETF CCEF 1/16/2024 NYSE
015
Calamos Convertible Equity Alternative ETF CVRT 10/4/2023 NYSE
020
Calamos Nasdaq
®
Equity & Income ETF CANQ 2/13/2024 NASDAQ
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January CBOJ 1/22/2025 CBOE
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April CBOA 4/7/2025 CBOE
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July CBOY 7/8/2025 CBOE
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October CBOO 10/7/2025 CBOE
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January CBTJ 2/4/2025 CBOE
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April CBTA 4/7/2025 CBOE
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July CBTY 7/8/2025 CBOE
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October CBTO 10/7/2025 CBOE
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January CBXJ 2/4/2025 CBOE
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April CBXA 4/7/2025 CBOE
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July CBXY 7/8/2025 CBOE
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October CBXO 10/7/2025 CBOE
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
CPSL 9/9/2024 CBOE
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
CBOL 10/14/2025 CBOE
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
CBTL 10/14/2025 CBOE
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
CBXL 10/14/2025 CBOE
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January CPSY 1/2/2025 NYSE
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February CPSF 2/3/2025 NYSE
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March CPSR 3/3/2025 NYSE
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April CPSP 4/1/2025 NYSE
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May CPSM 5/1/2024 NYSE
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June CPSU 6/2/2025 NYSE
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July CPSJ 7/1/2024 NYSE
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August CPSA 8/1/2024 NYSE
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September CPST 9/3/2024 NYSE
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October CPSO 10/1/2024 NYSE
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November CPSN 11/1/2024 NYSE
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December CPSD 12/2/2024 NYSE
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March CPNM 3/3/2025 NYSE
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June CPNJ 6/3/2024 NYSE
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September CPNS 9/3/2024 NYSE
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December CPNQ 12/2/2024 NYSE
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January CPRY 1/2/2025 NYSE
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April CPRA 4/1/2025 NYSE
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July CPRJ 7/1/2024 NYSE
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October CPRO 10/1/2024 NYSE

Disclaimers
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
S&P :
The “S&P 500
®
” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Calamos Advisors
LLC (“Calamos Advisors”). Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”)
and Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Calamos S&P 500 Structured Alt
Protection ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively,
“S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500
®
to track general market performance. S&P Dow Jones Indices’ only relationship to Calamos Advisors with respect to the
S&P 500
®
is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500
®
is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the
Fund. S&P Dow Jones Indices has no obligation to take the needs of Calamos or the owners of the Fund into consideration in determining, composing or calculating the S&P 500
®
. S&P Dow Jones is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the
S&P 500
®
will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE
S&P  500
®
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN
COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES
NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUND, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE S&P 500
®
OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF
THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL,
PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR
GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW
JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Nasdaq :
Nasdaq
®
; Nasdaq-100
®
and QQQ
®
are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”)
and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES
AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Russell :
The Calamos Russell 2000
®
Structured Alt Protection ETFs have been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 2000
®
Index (the “Index”) vest in the relevant LSE Group company which owns the Index. The Russell 2000
®
Index
is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE
Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b)
investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.
MerQube :
Neither MerQube, Inc. nor any of its affiliates (collectively, “MerQube”) is the issuer or producer of Calamos Autocallable Income ETF
(CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) and MerQube has no duties, responsibilities, or obligations to investors in
Calamos Autocallable Income ETF (CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ). The index underlying each of Calamos
Autocallable Income ETF (CAIE) and Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) is a product of MerQube and has been licensed for use by Calamos Advisors LLC. Such index is calculated using, among other things, market data or other information (“Input Data”) from one or more sources (each such source, a “Data Provider”). MerQube
®
is a registered trademark of MerQube, Inc. This trademark has

Disclaimers
(unaudited)

www.calamos.com
been licensed for certain purposes by Calamos Advisors LLC in its capacity as the issuer of the Calamos Autocallable Income ETF (CAIE)
and Calamos Nasdaq
®
Autocallable Income ETF (CAIQ). Calamos Autocallable Income ETF (CAIE) and Calamos Nasdaq
®
Autocallable
Income ETF (CAIQ) are not sponsored, endorsed, sold or promoted by MerQube, any Data Provider, or any other third party, and none of such parties make any representation regarding the advisability of investing in securities generally or in Calamos Autocallable Income
ETF (CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) particularly, nor do they have any liability for any errors, omissions, or interruptions of the Input Data, MerQube US Large Cap Vol Advantage Autocallable Index (MQAUTOCL), MerQube Nasdaq-100
®
Vol
Advantage Autocallable Index (MQAUTOQL), or any associated data. Neither MerQube nor the Data Providers make any representation or warranty, express or implied, to the owners of the shares of Calamos Autocallable Income ETF (CAIE) or Calamos Nasdaq
®
Autocallable
Income ETF (CAIQ) or to any member of the public, of any kind, including regarding the ability of the MerQube US Large Cap Vol
Advantage Autocallable Index (MQAUTOCL) and the MerQube Nasdaq-100
®
Vol Advantage Autocallable Index (MQAUTOQL) to track
market performance or any asset class. The MerQube US Large Cap Vol Advantage Autocallable Index (MQAUTOCL) and the MerQube
Nasdaq-100
®
Vol Advantage Autocallable Index (MQAUTOQL) are determined, composed and calculated by MerQube without regard to Calamos Advisors LLC, Calamos Autocallable Income ETF (CAIE), or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ). MerQube and
Data Providers have no obligation to take the needs of Calamos Advisors LLC or the owners of Calamos Autocallable Income ETF (CAIE)
or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) into consideration in determining, composing or calculating the MerQube US Large
Cap Vol Advantage Autocallable Index (MQAUTOCL) or the MerQube Nasdaq-100
®
Vol Advantage Autocallable Index (MQAUTOQL).
Neither MerQube nor any Data Provider is responsible for and have not participated in the determination of the prices or amount of
Calamos Autocallable Income ETF (CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) or the timing of the issuance or sale of
Calamos Autocallable Income ETF (CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) or in the determination or calculation of the equation by which Calamos Autocallable Income ETF (CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ) are to be converted
into cash, surrendered or redeemed, as the case may be. MerQube and Data Providers have no obligation or liability in connection with the administration, marketing or trading of Calamos Autocallable Income ETF (CAIE) or Calamos Nasdaq
®
Autocallable Income ETF (CAIQ).
There is no assurance that investment products based on the MerQube US Large Cap Vol Advantage Autocallable Index (MQAUTOCL) or
the MerQube Nasdaq-100
®
Vol Advantage Autocallable Index (MQAUTOQL) will accurately track index performance or provide positive investment returns. MerQube is not an investment advisor. Inclusion of a security within an index is not a recommendation by MerQube to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER MERQUBE NOR ANY OTHER DATA PROVIDER GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE
COMPLETENESS OF THE MERQUBE US LARGE CAP VOL ADVANTAGE AUTOCALLABLE INDEX (MQAUTOCL), MERQUBE NASDAQ-100
®
VOL ADVANTAGE AUTOCALLABLE INDEX (MQAUTOQL) OR ANY DATA RELATED THERETO (INCLUDING DATA INPUTS) OR ANY
COMMUNICATION WITH RESPECT THERETO. NEITHER MERQUBE NOR ANY OTHER DATA PROVIDERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. MERQUBE AND ITS DATA PROVIDERS MAKE NO EXPRESS
OR IMPLIED WARRANTIES, AND THEY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS LLC, OWNERS OF THE CALAMOS AUTOCALLABLE
INCOME ETF (CAIE), CALAMOS NASDAQ
®
AUTOCALLABLE INCOME ETF (CAIQ), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF
THE MERQUBE US LARGE CAP VOL ADVANTAGE AUTOCALLABLE INDEX (MQAUTOCL), THE MERQUBE NASDAQ-100
®
VOL ADVANTAGE
AUTOCALLABLE INDEX (MQAUTOQL) OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT WHATSOEVER SHALL MERQUBE OR DATA PROVIDERS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR
CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
THE FOREGOING REFERENCES TO “MERQUBE” AND/OR “DATA PROVIDER” SHALL BE CONSTRUED TO INCLUDE ANY AND ALL SERVICE
PROVIDERS, CONTRACTORS, EMPLOYEES, AGENTS, AND AUTHORIZED REPRESENTATIVES OF THE REFERENCED PARTY.

Statements of Assets and Liabilities
January 31, 2026 (unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
See accompanying Notes to Financial Statements
CALAMOS
ANTETOKOUNMPO
GLOBAL
SUSTAINABLE
EQUITIES ETF
CALAMOS
AUTOCALLABLE
INCOME ETF
CALAMOS
NASDAQ
®
AUTOCALLABLE
INCOME ETF
CALAMOS CEF
INCOME &
ARBITRAGE ETF
ASSETS
Investments in securities, at cost $ 12,642,401 $ 620,370,611 $ 85,911,673 $ 27,215,703
Investments in securities, at value $ 17,287,375 $ 620,800,284 $ 85,969,941 $ 28,495,476
Cash with custodian 56,241 11,305,976 1,291,415 378,344
Foreign currency (cost $277 ) 275 — — —
Unrealized appreciation on total return swaps — 19,339,717 348,176 —
Receivables:
Accrued dividends 12,684 — — 52,474
Fund shares sold — 1,347,879 — —
Investments sold — — — —
Total assets 17,356,575 652,793,856 87,609,532 28,926,294
LIABILITIES
Payables:
Investments purchased 1,766 — — —
Open swap contracts — 54,089 20,623 —
Affiliates:
Investment Advisory fees 13,869 364,979 40,551 17,215
Other accounts payable and accrued liabilities 2,922 — — —
Total liabilities 18,557 419,068 61,174 17,215
NET ASSETS $ 17,338,018 $ 652,374,788 $ 87,548,358 $ 28,909,079
COMPOSITION OF NET ASSETS
Paid in capital $ 12,866,479 $ 648,554,246 $ 87,429,228 $ 26,931,638
Accumulated distributable earnings 4,471,539
(a)
3,820,542 119,130 1,977,441
NET ASSETS $ 17,338,018 $ 652,374,788 $ 87,548,358 $ 28,909,079
Shares outstanding (no par value; unlimited number of shares authorized) 504,000 24,200,001 3,400,001 975,001
Net asset value per share $ 34.40 $ 26.96 $ 25.75 $ 29.65
(a)
Net of deferred foreign capital gains tax of $(2,922).

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
CALAMOS
CONVERTIBLE
EQUITY
ALTERNATIVE ETF
CALAMOS
NASDAQ
®
EQUITY
& INCOME ETF
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
ASSETS
Investments in securities, at cost $ 20,622,168 $ 23,756,416 $ 46,016,593 $ 8,168,033
Investments in securities, at value
*
$ 24,072,152 $ 23,766,115 $ 46,012,560 $ 5,446,100
Cash with custodian 120,833 192,647 16,690,945 6,466
Cash held at broker — — 13,440,666 —
Receivables:
Investments sold 2,479,671 — 17,374,811 —
Accrued interest and dividends 56,161 9,871 — —
Total assets 26,728,817 23,968,633 93,518,982 5,452,566
LIABILITIES
Collateral for securities loaned 3,744,321 — — —
Options written, at value (premium $17,374,810 and $1,895,620 ) — — 17,377,956 330,436
Payables:
Investments purchased 2,498,864 — 46,016,593 —
Fund shares redeemed — — 1,202,760 —
Affiliates:
Investment Advisory fees 11,348 17,001 60,903 3,043
Total liabilities 6,254,533 17,001 64,658,212 333,479
NET ASSETS $ 20,474,284 $ 23,951,632 $ 28,860,770 $ 5,119,087
COMPOSITION OF NET ASSETS
Paid in capital $ 16,744,725 $ 22,365,307 $ 30,962,610 $ 5,242,710
Accumulated distributable earnings (loss) 3,729,559 1,586,325 (2,101,840) (123,623)
NET ASSETS $ 20,474,284 $ 23,951,632 $ 28,860,770 $ 5,119,087
Shares outstanding (no par value; unlimited number of shares authorized) 500,001 800,001 1,200,001 200,001
Net asset value per share $ 40.95 $ 29.94 $ 24.05 $ 25.60
*   Includes securities on loan $ 3,851,479 $ — $ — $ —
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
ASSETS
Investments in securities, at cost $ 6,208,869 $ 8,495,708 $ 36,680,490 $ 3,879,857
Investments in securities, at value $ 4,996,560 $ 7,478,279 $ 36,677,202 $ 2,668,621
Cash with custodian 2,571 48,181 13,285,761 7,803
Cash held at broker — — 11,162,835 —
Receivables:
Investments sold — — 12,515,854 —
Total assets 4,999,131 7,526,460 73,641,652 2,676,424
LIABILITIES
Options written, at value (premium $817,930, $1,069,278, $11,071,358 and
$452,362 ) 94,959 184,262 11,074,013 12,509
Payables:
Investments purchased — — 36,680,490 —
Affiliates:
Investment Advisory fees 2,983 4,313 61,059 1,674
Total liabilities 97,942 188,575 47,815,562 14,183
NET ASSETS $ 4,901,189 $ 7,337,885 $ 25,826,090 $ 2,662,241
COMPOSITION OF NET ASSETS
Paid in capital $ 5,082,742 $ 7,454,310 $ 38,242,180 $ 3,405,805
Accumulated distributable (loss) (181,553) (116,425) (12,416,090) (743,564)
NET ASSETS $ 4,901,189 $ 7,337,885 $ 25,826,090 $ 2,662,241
Shares outstanding (no par value; unlimited number of shares authorized) 200,001 300,001 1,250,001 100,001
Net asset value per share $ 24.51 $ 24.46 $ 20.66 $ 26.62

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
ASSETS
Investments in securities, at cost $ 13,341,754 $ 34,815,343 $ 26,272,268 $ 8,130,453
Investments in securities, at value $ 10,698,965 $ 31,838,456 $ 26,269,932 $ 5,341,039
Cash with custodian 27,176 230,504 10,369,992 4,115
Cash held at broker — — 7,169,429 —
Receivables:
Investments sold — — 8,926,495 —
Total assets 10,726,141 32,068,960 52,735,848 5,345,154
LIABILITIES
Options written, at value (premium $755,011, $1,235,480, $8,926,496 and
$1,362,228 ) 62,864 327,224 8,928,348 94,897
Payables:
Investments purchased — — 26,272,267 —
Affiliates:
Investment Advisory fees 6,079 18,874 34,535 3,233
Total liabilities 68,943 346,098 35,235,150 98,130
NET ASSETS $ 10,657,198 $ 31,722,862 $ 17,500,698 $ 5,247,024
COMPOSITION OF NET ASSETS
Paid in capital $ 12,564,036 $ 33,553,716 $ 21,958,713 $ 5,789,551
Accumulated distributable (loss) (1,906,838) (1,830,854) (4,458,015) (542,527)
NET ASSETS $ 10,657,198 $ 31,722,862 $ 17,500,698 $ 5,247,024
Shares outstanding (no par value; unlimited number of shares authorized) 500,001 1,500,001 800,001 200,001
Net asset value per share $ 21.31 $ 21.15 $ 21.88 $ 26.23
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
CALAMOS
LADDERED S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
CALAMOS
LADDERED BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
ASSETS
Investments in securities, at cost $ 11,783,649 $ 11,734,929 $ — $ —
Investments in affiliated funds, at cost — — 90,801,437 1,869,463
Investments in securities, at value $ 9,206,434 $ 10,324,623 $ — $ —
Investments in affiliated funds, at value — — 95,585,617 1,785,568
Cash with custodian 23,311 68,143 99,108 2,623
Total assets 9,229,745 10,392,766 95,684,725 1,788,191
LIABILITIES
Options written, at value (premium $1,185,284 and $806,144 ) 97,210 166,567 — —
Payables:
Affiliates:
Investment Advisory fees 5,481 5,514 15,744 153
Total liabilities 102,691 172,081 15,744 153
NET ASSETS $ 9,127,054 $ 10,220,685 $ 95,668,981 $ 1,788,038
COMPOSITION OF NET ASSETS
Paid in capital $ 10,498,775 $ 10,823,251 $ 90,674,967 $ 1,872,028
Accumulated distributable earnings (loss) (1,371,721) (602,566) 4,994,014 (83,990)
NET ASSETS $ 9,127,054 $ 10,220,685 $ 95,668,981 $ 1,788,038
Shares outstanding (no par value; unlimited number of shares authorized) 400,001 450,001 3,500,001 75,001
Net asset value per share $ 22.82 $ 22.71 $ 27.33 $ 23.84

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
CALAMOS
LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
CALAMOS
LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- JANUARY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- FEBRUARY
ASSETS
Investments in securities, at cost $ — $ — $ 24,735,514 $ 23,437,114
Investments in affiliated funds, at cost 3,345,566 1,840,154 — —
Investments in securities, at value $ — $ — $ 25,088,493 $ 23,436,075
Investments in affiliated funds, at value 3,010,836 1,624,359 — —
Cash with custodian 9,343 2,834 200,396 —
Receivables:
Investments sold — — — 25,295,976
Total assets 3,020,179 1,627,193 25,288,889 48,732,051
LIABILITIES
Cash due to custodian — — — 45,377
Options written, at value (premium $1,100,657 and $1,106,430 ) — — 1,272,582 1,106,950
Payables:
Investments purchased — — — 25,018,769
Affiliates:
Investment Advisory fees 206 142 13,579 40,981
Total liabilities 206 142 1,286,161 26,212,077
NET ASSETS $ 3,019,973 $ 1,627,051 $ 24,002,728 $ 22,519,974
COMPOSITION OF NET ASSETS
Paid in capital $ 3,354,737 $ 1,842,941 $ 22,389,036 $ 21,337,746
Accumulated distributable earnings (loss) (334,764) (215,890) 1,613,692 1,182,228
NET ASSETS $ 3,019,973 $ 1,627,051 $ 24,002,728 $ 22,519,974
Shares outstanding (no par value; unlimited number of shares authorized) 150,001 75,001 950,001 875,001
Net asset value per share $ 20.13 $ 21.69 $ 25.27 $ 25.74
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- MARCH
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- APRIL
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- MAY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- JUNE
ASSETS
Investments in securities, at cost $ 21,913,634 $ 14,870,402 $ 54,769,331 $ 12,499,308
Investments in securities, at value $ 24,910,675 $ 17,492,864 $ 64,552,625 $ 13,707,158
Cash with custodian — — 223,152 44,269
Total assets 24,910,675 17,492,864 64,775,777 13,751,427
LIABILITIES
Cash due to custodian 51,091 35,261 — —
Options written, at value (premium $525,339, $492,172, $2,988,936 and
$691,044 ) 2,033,165 2,384,943 10,025,752 1,492,789
Payables:
Affiliates:
Investment Advisory fees 26,596 8,815 98,419 13,516
Total liabilities 2,110,852 2,429,019 10,124,171 1,506,305
NET ASSETS $ 22,799,823 $ 15,063,845 $ 54,651,606 $ 12,245,122
COMPOSITION OF NET ASSETS
Paid in capital $ 21,219,761 $ 14,130,056 $ 51,629,331 $ 11,851,097
Accumulated distributable earnings 1,580,062 933,789 3,022,275 394,025
NET ASSETS $ 22,799,823 $ 15,063,845 $ 54,651,606 $ 12,245,122
Shares outstanding (no par value; unlimited number of shares authorized) 900,001 575,001 1,900,001 450,001
Net asset value per share $ 25.33 $ 26.20 $ 28.76 $ 27.21

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- JULY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- AUGUST
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- SEPTEMBER
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- OCTOBER
ASSETS
Investments in securities, at cost $ 40,659,012 $ 43,451,842 $ 32,324,376 $ 26,497,232
Investments in securities, at value $ 43,962,483 $ 46,378,466 $ 34,001,081 $ 27,105,950
Cash with custodian 157,207 278,326 184,695 143,729
Receivables:
Investments sold 1,458,468 — — —
Total assets 45,578,158 46,656,792 34,185,776 27,249,679
LIABILITIES
Options written, at value (premium $1,766,881, $1,751,715, $1,375,849 and
$1,208,307 ) 3,550,497 3,188,136 2,200,459 1,371,279
Payables:
Investments purchased 117,791 — — —
Fund shares redeemed 1,351,123 — — —
Affiliates:
Investment Advisory fees 24,541 78,243 37,325 15,143
Total liabilities 5,043,952 3,266,379 2,237,784 1,386,422
NET ASSETS $ 40,534,206 $ 43,390,413 $ 31,947,992 $ 25,863,257
COMPOSITION OF NET ASSETS
Paid in capital $ 40,246,181 $ 45,097,542 $ 29,633,102 $ 24,682,903
Accumulated distributable earnings (loss) 288,025 (1,707,129) 2,314,890 1,180,354
NET ASSETS $ 40,534,206 $ 43,390,413 $ 31,947,992 $ 25,863,257
Shares outstanding (no par value; unlimited number of shares authorized) 1,500,001 1,600,001 1,175,001 950,001
Net asset value per share $ 27.02 $ 27.12 $ 27.19 $ 27.22
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- NOVEMBER
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- DECEMBER
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
ASSETS
Investments in securities, at cost $ 35,371,082 $ 44,527,283 $ 11,116,314 $ 27,950,115
Investments in securities, at value $ 35,720,747 $ 44,889,696 $ 12,680,263 $ 31,006,475
Cash with custodian 300,866 358,861 — 146,883
Total assets 36,021,613 45,248,557 12,680,263 31,153,358
LIABILITIES
Cash due to custodian — — 24,985 —
Options written, at value (premium $1,597,525, $2,113,023, $326,388 and
$1,756,461 ) 1,439,095 1,999,885 1,535,574 3,973,358
Payables:
Affiliates:
Investment Advisory fees 56,405 50,167 12,996 41,927
Total liabilities 1,495,500 2,050,052 1,573,555 4,015,285
NET ASSETS $ 34,526,113 $ 43,198,505 $ 11,106,708 $ 27,138,073
COMPOSITION OF NET ASSETS
Paid in capital $ 32,908,894 $ 39,002,728 $ 9,995,050 $ 26,610,421
Accumulated distributable earnings 1,617,219 4,195,777 1,111,658 527,652
NET ASSETS $ 34,526,113 $ 43,198,505 $ 11,106,708 $ 27,138,073
Shares outstanding (no par value; unlimited number of shares authorized) 1,275,001 1,650,001 425,001 1,000,001
Net asset value per share $ 27.08 $ 26.18 $ 26.13 $ 27.14

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JANUARY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- APRIL
ASSETS
Investments in securities, at cost $ 26,737,805 $ 31,488,313 $ 54,791,954 $ 6,077,174
Investments in securities, at value $ 28,274,478 $ 31,550,051 $ 56,955,988 $ 7,232,950
Cash with custodian 178,350 255,740 384,225 —
Total assets 28,452,828 31,805,791 57,340,213 7,232,950
LIABILITIES
Cash due to custodian — — — 16,877
Options written, at value (premium $1,548,513, $1,937,425, $3,147,494 and
$265,835 ) 2,388,131 1,775,424 4,730,429 1,203,641
Payables:
Affiliates:
Investment Advisory fees 30,422 28,378 31,557 3,868
Total liabilities 2,418,553 1,803,802 4,761,986 1,224,386
NET ASSETS $ 26,034,275 $ 30,001,989 $ 52,578,227 $ 6,008,564
COMPOSITION OF NET ASSETS
Paid in capital $ 24,709,248 $ 29,163,404 $ 47,039,912 $ 5,570,961
Accumulated distributable earnings 1,325,027 838,585 5,538,315 437,603
NET ASSETS $ 26,034,275 $ 30,001,989 $ 52,578,227 $ 6,008,564
Shares outstanding (no par value; unlimited number of shares authorized) 950,001 1,125,001 1,925,001 225,001
Net asset value per share $ 27.40 $ 26.67 $ 27.31 $ 26.70
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JULY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- OCTOBER
ASSETS
Investments in securities, at cost $ 24,567,484 $ 33,112,609
Investments in securities, at value $ 27,909,794 $ 34,557,240
Cash with custodian 101,927 187,458
Total assets 28,011,721 34,744,698
LIABILITIES
Options written, at value (premium $1,376,010 and $1,952,291 ) 3,678,981 2,624,979
Payables:
Affiliates:
Investment Advisory fees 14,389 19,282
Total liabilities 3,693,370 2,644,261
NET ASSETS $ 24,318,351 $ 32,100,437
COMPOSITION OF NET ASSETS
Paid in capital $ 24,656,691 $ 29,441,382
Accumulated distributable earnings (loss) (338,340) 2,659,055
NET ASSETS $ 24,318,351 $ 32,100,437
Shares outstanding (no par value; unlimited number of shares authorized) 900,001 1,175,001
Net asset value per share $ 27.02 $ 27.32

Statements of Operations
Period Ended January 31, 2026 (unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
See accompanying Notes to Financial Statements
CALAMOS
ANTETOKOUNMPO
GLOBAL
SUSTAINABLE
EQUITIES ETF
CALAMOS
AUTOCALLABLE
INCOME ETF
CALAMOS
NASDAQ
®
AUTOCALLABLE
INCOME ETF
(a)
CALAMOS CEF
INCOME &
ARBITRAGE ETF
INVESTMENT INCOME
Interest $ 3,034 $ 202,932 $ 10,485 $ 3,140
(Amortization)/accretion of investment securities — 3,929,519 117,963 —
Net interest 3,034 4,132,451 128,448 3,140
Dividends 104,613 — — 1,078,709
Dividend taxes withheld (5,107) — — —
Total investment income 102,540 4,132,451 128,448 1,081,849
EXPENSES
Investment Advisory fees 79,836 1,305,495 60,259 81,257
Total expenses 79,836 1,305,495 60,259 81,257
NET INVESTMENT INCOME 22,704 2,826,956 68,189 1,000,592
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments 18,953
(b)
22,559 102 318,519
In-kind redemptions — 2,939,113 176,594 55,294
Foreign currency transactions (149) — — —
Forward foreign currency contracts — — — —
Total return swaps — (101,314) (20,623) —
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options 1,458,777
(c)
980 225 542,784
Purchased options — 429,487 58,043 —
Foreign currency translations 201 — — —
Total return swaps — 18,286,635 348,176 —
NET GAIN 1,477,782 21,577,460 562,517 916,597
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 1,500,486 $ 24,404,416 $ 630,706 $ 1,917,189
(a)
Calamos Nasdaq
®
Autocallable Income ETF commenced operations on November 20, 2025.
(b)
Net of foreign capital gains tax of $(29).
(c)
Net of change in deferred capital gains tax of $(1,153).

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Period Ended January 31, 2026 (unaudited)
CALAMOS
CONVERTIBLE
EQUITY
ALTERNATIVE ETF
CALAMOS
NASDAQ
®
EQUITY &
INCOME ETF
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
INVESTMENT INCOME
Interest $ 61,001 $ 5,412 $ 33,973 $ 420
(Amortization)/accretion of investment securities (568,589) — 725,335 95,110
Net interest (507,588) 5,412 759,308 95,530
Dividends 80,929 761,633 — —
Dividend taxes withheld (214) — — —
Securities lending income, net of fees 5,079 — — —
Total investment income (loss) (421,794) 767,045 759,308 95,530
EXPENSES
Investment Advisory fees 44,980 108,367 134,577 18,411
Total expenses 44,980 108,367 134,577 18,411
NET INVESTMENT INCOME (LOSS) (466,774) 658,678 624,731 77,119
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 930,429 (5,546) 770 62
In-kind redemptions 428,443 1,782,158 631,127 248,815
Purchased options — (154,966) (9,257,008) —
Written options — — 5,535,644 —
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options 1,839,223 34,549 27,320 10,155
Purchased options — (905,500) 1,240,699 (2,452,547)
Written options — — (613,357) 2,071,065
NET GAIN (LOSS) 3,198,095 750,695 (2,434,805) (122,450)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ 2,731,321 $ 1,409,373 $ (1,810,074) $ (45,331)
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
(a)
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
INVESTMENT INCOME
Interest $ 1,932 $ 907 $ 17,359 $ 614
(Amortization)/accretion of investment securities 111,891 71,040 607,266 40,222
Net interest 113,823 71,947 624,625 40,836
Total investment income 113,823 71,947 624,625 40,836
EXPENSES
Investment Advisory fees 20,175 13,837 146,601 11,416
Total expenses 20,175 13,837 146,601 11,416
NET INVESTMENT INCOME 93,648 58,110 478,024 29,420
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 44 (8) (130) (260)
In-kind redemptions 158,401 — (1,153,197) 154,752
Purchased options — — (14,761,590) (604,773)
Written options — — 1,366,710 169,586
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options 7,421 3,343 32,730 4,744
Purchased options (1,172,258) (1,020,772) 1,480,278 (1,092,660)
Written options 808,464 885,016 196,671 601,150
NET (LOSS) (197,928) (132,421) (12,838,528) (767,461)
NET (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS $ (104,280) $ (74,311) $ (12,360,504) $ (738,041)
(a)
Calamos Bitcoin Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.

See accompanying Notes to Financial Statements
Statements of Operations
Period Ended January 31, 2026 (unaudited)
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
(a)
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
INVESTMENT INCOME
Interest $ 2,172 $ 2,220 $ 14,758 $ 1,267
(Amortization)/accretion of investment securities 154,074 179,441 364,436 84,146
Net interest 156,246 181,661 379,194 85,413
Total investment income 156,246 181,661 379,194 85,413
EXPENSES
Investment Advisory fees 33,637 39,065 77,212 19,939
Total expenses 33,637 39,065 77,212 19,939
NET INVESTMENT INCOME 122,609 142,596 301,982 65,474
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 4,310 (5) (676) (1,646)
In-kind redemptions 412,951 142,736 621,531 245,455
Purchased options (575,728) — (8,282,383) —
Written options 66,909 — 2,045,483 —
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options 11,216 6,871 18,869 10,605
Purchased options (2,557,198) (2,983,758) 746,554 (2,497,720)
Written options 743,286 908,256 127,565 1,702,722
NET (LOSS) (1,894,254) (1,925,900) (4,723,057) (540,584)
NET (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS $ (1,771,645) $ (1,783,304) $ (4,421,075) $ (475,110)
(a)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Period Ended January 31, 2026 (unaudited)
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
(a)
CALAMOS
LADDERED S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
CALAMOS
LADDERED BITCOIN
STRUCTURED ALT
PROTECTION ETF
® (b)
INVESTMENT INCOME
Interest $ 4,058 $ 1,166 $ 607 $ 97
(Amortization)/accretion of investment securities 166,266 79,427 — —
Net interest 170,324 80,593 607 97
Dividends from affiliated funds — — — 32,450
Total investment income 170,324 80,593 607 32,547
EXPENSES
Investment Advisory fees 33,126 16,229 42,990 535
Total expenses 33,126 16,229 42,990 535
NET INVESTMENT INCOME (LOSS) 137,198 64,364 (42,383) 32,012
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 528 6 — —
In-kind redemptions 417,478 156,091 332,556
(c)
—
Purchased options (576,161) (5,672) — —
Written options 120,419 (158) — —
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options 11,762 4,199 — —
Affiliated funds — — 2,429,270 (83,896)
Purchased options (2,478,211) (1,414,505) — —
Written options 1,145,583 639,577 — —
NET GAIN (LOSS) (1,358,602) (620,462) 2,761,826 (83,896)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ (1,221,404) $ (556,098) $ 2,719,443 $ (51,884)
(a)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
(b)
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(c)
Net realized gain (loss) from in-kind redemptions includes $332,556 from affiliated funds.

See accompanying Notes to Financial Statements
Statements of Operations
Period Ended January 31, 2026 (unaudited)
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
® (a)
CALAMOS
LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
® (b)
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- FEBRUARY
INVESTMENT INCOME
Interest $ 334 $ 207 $ 545 $ —
Dividends from affiliated funds 10,274 23,840 — —
Total investment income 10,608 24,047 545 —
EXPENSES
Investment Advisory fees 460 471 76,430 82,942
Total expenses 460 471 76,430 82,942
NET INVESTMENT INCOME (LOSS) 10,148 23,576 (75,885) (82,942)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions — — 3,597,527 3,811,761
Purchased options — — (1,075,687) (1,458,899)
Written options — — (1,011,761) (1,084,964)
Change in net unrealized appreciation/(depreciation) on:
Affiliated funds (334,730) (215,795) — —
Purchased options — — (724,701) (646,516)
Written options — — 113,140 365,357
NET GAIN (LOSS) (334,730) (215,795) 898,518 986,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ (324,582) $ (192,219) $ 822,633 $ 903,797
(a)
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(b)
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MAY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
INVESTMENT INCOME
Interest $ 105 $ 128 $ 5,962 $ 1,184
Total investment income 105 128 5,962 1,184
EXPENSES
Investment Advisory fees 78,195 53,912 205,758 38,632
Total expenses 78,195 53,912 205,758 38,632
NET INVESTMENT (LOSS) (78,090) (53,784) (199,796) (37,448)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 168,937 257,882 651,415 25,368
Purchased options — — 15,275 —
Written options — — (33,446) —
Change in net unrealized appreciation/(depreciation) on:
Purchased options 1,526,205 1,014,766 3,700,727 809,787
Written options (844,932) (775,835) (2,555,944) (470,201)
NET GAIN 850,210 496,813 1,778,027 364,954
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 772,120 $ 443,029 $ 1,578,231 $ 327,506

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Period Ended January 31, 2026 (unaudited)
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- AUGUST
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
INVESTMENT INCOME
Interest $ 5,547 $ 6,494 $ 3,653 $ 2,358
Total investment income 5,547 6,494 3,653 2,358
EXPENSES
Investment Advisory fees 147,054 157,045 105,514 77,253
Total expenses 147,054 157,045 105,514 77,253
NET INVESTMENT (LOSS) (141,507) (150,551) (101,861) (74,895)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 145,937 171,435 3,688,977 2,577,483
Purchased options 5,215 4,923 (1,128,103) (857,168)
Written options (5,095) (5,108) (988,927) (908,299)
Change in net unrealized appreciation/(depreciation) on:
Purchased options 2,670,284 2,928,517 (412,799) (232,354)
Written options (1,418,149) (1,435,475) (114,186) 115,639
NET GAIN 1,398,192 1,664,292 1,044,962 695,301
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 1,256,685 $ 1,513,741 $ 943,101 $ 620,406
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- NOVEMBER
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
INVESTMENT INCOME
Interest $ 2,648 $ 735 $ 70 $ 5,023
Total investment income 2,648 735 70 5,023
EXPENSES
Investment Advisory fees 90,697 165,116 45,987 145,181
Total expenses 90,697 165,116 45,987 145,181
NET INVESTMENT (LOSS) (88,049) (164,381) (45,917) (140,158)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 2,950,900 6,302,508 802,812 1,233,318
Purchased options (269,595) (1,196,931) — 61,178
Written options (1,482,206) (1,217,400) — (66,765)
Change in net unrealized appreciation/(depreciation) on:
Purchased options (860,469) (1,588,281) (19,697) 831,025
Written options 569,456 17,018 (280,877) (650,101)
NET GAIN 908,086 2,316,914 502,238 1,408,655
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 820,037 $ 2,152,533 $ 456,321 $ 1,268,497

See accompanying Notes to Financial Statements
Statements of Operations
Period Ended January 31, 2026 (unaudited)
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JANUARY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- APRIL
INVESTMENT INCOME
Interest $ 3,309 $ 1,281 $ 1,217 $ 8
Total investment income 3,309 1,281 1,217 8
EXPENSES
Investment Advisory fees 89,326 61,583 198,085 24,676
Total expenses 89,326 61,583 198,085 24,676
NET INVESTMENT (LOSS) (86,017) (60,302) (196,868) (24,668)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 4,100,971 2,183,739 9,882,139 244,301
Purchased options (1,756,041) (482,177) (5,553,500) —
Written options (1,623,531) (1,023,031) 833,974 —
Change in net unrealized appreciation/(depreciation) on:
Purchased options (534,331) (538,109) 2,627,267 754,673
Written options 703,701 525,642 (2,840,947) (671,408)
NET GAIN 890,769 666,064 4,948,933 327,566
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 804,752 $ 605,762 $ 4,752,065 $ 302,898
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JULY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- OCTOBER
INVESTMENT INCOME
Interest $ 5,120 $ 1,633
Total investment income 5,120 1,633
EXPENSES
Investment Advisory fees 132,351 106,795
Total expenses 132,351 106,795
NET INVESTMENT (LOSS) (127,231) (105,162)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 1,188,369 3,847,153
Purchased options — (2,261,805)
Written options — 413,685
Change in net unrealized appreciation/(depreciation) on:
Purchased options 2,949,732 2,465,222
Written options (2,129,210) (1,898,080)
NET GAIN 2,008,891 2,566,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,881,660 $ 2,461,013

Statements of Changes in Net Assets
January 31, 2026

www.calamos.com
See accompanying Notes to Financial Statements
CALAMOS ANTETOKOUNMPO
GLOBAL SUSTAINABLE EQUITIES
ETF
CALAMOS AUTOCALLABLE
INCOME ETF
CALAMOS
NASDAQ
®
AUTOCALLABLE
INCOME ETF
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(b)
OPERATIONS
Net investment income $ 22,704 $ 89,318 $ 2,826,956 $ 102,790 $ 68,189
Net realized gain (loss) 18,804 (105,248) 2,860,358 — 156,073
Change in unrealized appreciation 1,458,978 1,239,360 18,717,102 1,052,288 406,444
Net increase in net assets resulting from operations 1,500,486 1,223,430 24,404,416 1,155,078 630,706
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions (101,506) (89,738) (21,738,952) — (511,576)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold — 3,020,850 612,386,911 65,099,144 88,082,922
Redeemed — — (28,931,809) — (653,694)
Net increase in net assets from capital stock transactions — 3,020,850 583,455,102 65,099,144 87,429,228
TOTAL INCREASE IN NET ASSETS 1,398,980 4,154,542 586,120,566 66,254,222 87,548,358
NET ASSETS
Beginning of period $ 15,939,038 $ 11,784,496 $ 66,254,222 $ — $ —
End of period $ 17,338,018 $ 15,939,038 $ 652,374,788 $ 66,254,222 $ 87,548,358
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 504,000 404,000 2,500,001 — —
Shares issued — 100,000 22,775,000 2,500,001 3,425,001
Shares redeemed — — (1,075,000) — (25,000)
Net increase in capital shares outstanding — 100,000 21,700,000 2,500,001 3,400,001
Shares outstanding, end of period 504,000 504,000 24,200,001 2,500,001 3,400,001
(a)
Calamos Autocallable Income ETF commenced operations on June 25, 2025.
(b)
Calamos Nasdaq
®
Autocallable Income ETF commenced operations on November 20, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS CEF INCOME &
ARBITRAGE ETF
CALAMOS CONVERTIBLE EQUITY
ALTERNATIVE ETF
CALAMOS NASDAQ
®
EQUITY &
INCOME ETF
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
OPERATIONS
Net investment income (loss) $ 1,000,592 $ 1,368,756 $ (466,774) $ (973,050) $ 658,678 $ 263,919
Net realized gain 373,813 324,467 1,358,872 2,008,677 1,621,646 302,202
Change in unrealized appreciation/(depreciation) 542,784 26,546 1,839,223 827,539 (870,951) 822,345
Net increase in net assets resulting from operations 1,917,189 1,719,769 2,731,321 1,863,166 1,409,373 1,388,466
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions (854,695) (1,327,910) (159,174) (146,566) (691,731) (281,051)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 10,749,156 7,725,412 7,838,604 17,242,711 9,037,069 26,579,459
Redeemed (715,734) (3,431,609) (3,317,267) (13,792,656) (12,047,405) (2,749,406)
Net increase (decrease) in net assets from capital stock transactions 10,033,422 4,293,803 4,521,337 3,450,055 (3,010,336) 23,830,053
TOTAL INCREASE (DECREASE) IN NET ASSETS 11,095,916 4,685,662 7,093,484 5,166,655 (2,292,694) 24,937,468
NET ASSETS
Beginning of period $ 17,813,163 $ 13,127,501 $ 13,380,800 $ 8,214,145 $ 26,244,326 $ 1,306,858
End of period $ 28,909,079 $ 17,813,163 $ 20,474,284 $ 13,380,800 $ 23,951,632 $ 26,244,326
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 625,001 475,001 400,001 300,001 900,001 50,001
Shares issued 375,000 275,000 200,000 600,000 300,000 950,000
Shares redeemed (25,000) (125,000) (100,000) (500,000) (400,000) (100,000)
Net increase (decrease) in capital shares outstanding 350,000 150,000 100,000 100,000 (100,000) 850,000
Shares outstanding, end of period 975,001 625,001 500,001 400,001 800,001 900,001

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
CALAMOS BITCOIN
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS BITCOIN
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
CALAMOS BITCOIN
STRUCTURED ALT PROTECTION
ETF
®
- JULY
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment income $ 624,731 $ 760,071 $ 77,119 $ 45,751 $ 93,648 $ 7,593
Net realized gain (loss) (3,089,467) 1,447,930 248,877 935,802 158,445 139,785
Change in unrealized appreciation/(depreciation) 654,662 (661,841) (371,327) (785,420) (356,373) (132,965)
Net increase (decrease) in net assets resulting from operations (1,810,074) 1,546,160 (45,331) 196,133 (104,280) 14,413
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions (1,024,516) — (115,309) — (84,120) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 44,873,643 137,701,762 5,363,785 15,584,880 14,030,918 8,814,037
Redeemed (55,955,048) (96,471,157) (5,351,979) (10,513,092) (13,991,370) (3,778,409)
Net increase (decrease) in net assets from capital stock transactions (11,081,405) 41,230,605 11,806 5,071,788 39,548 5,035,628
TOTAL INCREASE (DECREASE) IN NET ASSETS (13,915,995) 42,776,765 (148,834) 5,267,921 (148,852) 5,050,041
NET ASSETS
Beginning of period $ 42,776,765 $ — $ 5,267,921 $ — $ 5,050,041 $ —
End of period $ 28,860,770 $ 42,776,765 $ 5,119,087 $ 5,267,921 $ 4,901,189 $ 5,050,041
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 1,650,001 — 200,001 — 200,001 —
Shares issued 1,700,000 5,400,001 200,000 600,001 550,000 350,001
Shares redeemed (2,150,000) (3,750,000) (200,000) (400,000) (550,000) (150,000)
Net increase (decrease) in capital shares outstanding (450,000) 1,650,001 — 200,001 — 200,001
Shares outstanding, end of period 1,200,001 1,650,001 200,001 200,001 200,001 200,001
(a)
Calamos Bitcoin Structured Alt Protection ETF
®
- January commenced operations on January 22, 2025.
(b)
Calamos Bitcoin Structured Alt Protection ETF
®
- April commenced operations on April 7, 2025.
(c)
Calamos Bitcoin Structured Alt Protection ETF
®
- July commenced operations on July 8, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS
BITCOIN
STRUCTURED
ALT
PROTECTION
ETF
®
- OCTOBER
CALAMOS BITCOIN 80 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS BITCOIN 80 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment income $ 58,110 $ 478,024 $ 453,040 $ 29,420 $ 23,619
Net realized gain (loss) (8) (14,548,207) 6,682,930 (280,695) 1,199,800
Change in unrealized appreciation/(depreciation) (132,413) 1,709,679 (1,715,622) (486,766) (284,617)
Net increase (decrease) in net assets resulting from operations (74,311) (12,360,504) 5,420,348 (738,041) 938,802
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions (42,114) (475,695) — (24,800) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 7,454,310 63,439,448 261,639,790 4,977,833 16,065,201
Redeemed — (73,006,630) (218,830,667) (4,715,121) (13,841,633)
Net increase (decrease) in net assets from capital stock transactions 7,454,310 (9,567,182) 42,809,123 262,712 2,223,568
TOTAL INCREASE (DECREASE) IN NET ASSETS 7,337,885 (22,403,381) 48,229,471 (500,129) 3,162,370
NET ASSETS
Beginning of period $ — $ 48,229,471 $ — $ 3,162,370 $ —
End of period $ 7,337,885 $ 25,826,090 $ 48,229,471 $ 2,662,241 $ 3,162,370
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period — 1,700,001 — 100,001 —
Shares issued 300,001 2,150,000 9,550,001 150,000 550,001
Shares redeemed — (2,600,000) (7,850,000) (150,000) (450,000)
Net increase (decrease) in capital shares outstanding 300,001 (450,000) 1,700,001 — 100,001
Shares outstanding, end of period 300,001 1,250,001 1,700,001 100,001 100,001
(a)
Calamos Bitcoin Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
(b)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January commenced operations on February 4, 2025.
(c)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April commenced operations on April 7, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
CALAMOS BITCOIN 80 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS
BITCOIN
80 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
- OCTOBER
CALAMOS BITCOIN 90 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(b)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment income $ 122,609 $ 7,805 $ 142,596 $ 301,982 $ 361,276
Net realized gain (loss) (91,558) 117,851 142,731 (5,616,045) 2,779,392
Change in unrealized appreciation/(depreciation) (1,802,696) (147,946) (2,068,631) 892,988 (897,176)
Net increase (decrease) in net assets resulting from operations (1,771,645) (22,290) (1,783,304) (4,421,075) 2,243,492
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions (112,903) — (47,550) (379,347) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 26,634,205 15,494,405 34,660,322 27,113,586 119,977,600
Redeemed (24,439,689) (5,124,885) (1,106,606) (30,807,690) (96,225,868)
Net increase (decrease) in net assets from capital stock transactions 2,194,516 10,369,520 33,553,716 (3,694,104) 23,751,732
TOTAL INCREASE (DECREASE) IN NET ASSETS 309,968 10,347,230 31,722,862 (8,494,526) 25,995,224
NET ASSETS
Beginning of period $ 10,347,230 $ — $ — $ 25,995,224 $ —
End of period $ 10,657,198 $ 10,347,230 $ 31,722,862 $ 17,500,698 $ 25,995,224
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 400,001 — — 950,001 —
Shares issued 1,050,000 600,001 1,550,001 950,000 4,550,001
Shares redeemed (950,000) (200,000) (50,000) (1,100,000) (3,600,000)
Net increase (decrease) in capital shares outstanding 100,000 400,001 1,500,001 (150,000) 950,001
Shares outstanding, end of period 500,001 400,001 1,500,001 800,001 950,001
(a)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July commenced operations on July 8, 2025.
(b)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
(c)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January commenced operations on February 4, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS BITCOIN 90 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
CALAMOS BITCOIN 90 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS
BITCOIN
90 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
- OCTOBER
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(c)
OPERATIONS
Net investment income $ 65,474 $ 48,586 $ 137,198 $ 8,248 $ 64,364
Net realized gain (loss) 243,809 1,468,279 (37,736) 137,414 150,267
Change in unrealized (depreciation) (784,393) (737,690) (1,320,866) (168,275) (770,729)
Net increase (decrease) in net assets resulting from operations (475,110) 779,175 (1,221,404) (22,613) (556,098)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions (106,313) — (127,704) — (46,468)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 6,030,659 23,502,246 29,708,047 10,197,220 11,984,794
Redeemed (6,003,248) (18,480,385) (24,321,669) (5,084,823) (1,161,543)
Net increase in net assets from capital stock transactions 27,411 5,021,861 5,386,378 5,112,397 10,823,251
TOTAL INCREASE (DECREASE) IN NET ASSETS (554,012) 5,801,036 4,037,270 5,089,784 10,220,685
NET ASSETS
Beginning of period $ 5,801,036 $ — $ 5,089,784 $ — $ —
End of period $ 5,247,024 $ 5,801,036 $ 9,127,054 $ 5,089,784 $ 10,220,685
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 200,001 — 200,001 — —
Shares issued 200,000 850,001 1,150,000 400,001 500,001
Shares redeemed (200,000) (650,000) (950,000) (200,000) (50,000)
Net increase in capital shares outstanding — 200,001 200,000 200,001 450,001
Shares outstanding, end of period 200,001 200,001 400,001 200,001 450,001
(a)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April commenced operations on April 7, 2025.
(b)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July commenced operations on July 8, 2025.
(c)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
CALAMOS LADDERED S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
CALAMOS
LADDERED
BITCOIN
STRUCTURED
ALT
PROTECTION
ETF
®
CALAMOS
LADDERED
BITCOIN
80 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
CALAMOS
LADDERED
BITCOIN
90 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(b)
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(c)
(UNAUDITED)
PERIOD ENDED
JANUARY 31,
2026
(d)
OPERATIONS
Net investment income (loss) $ (42,383) $ (30,494) $ 32,012 $ 10,148 $ 23,576
Net realized gain 332,556 704,767 — — —
Change in unrealized appreciation/(depreciation) 2,429,270 2,354,910 (83,896) (334,730) (215,795)
Net increase (decrease) in net assets resulting from operations 2,719,443 3,029,183 (51,884) (324,582) (192,219)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — (32,106) (10,182) (23,671)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 20,861,694 114,310,288 1,872,028 3,354,737 1,842,941
Redeemed (7,313,333) (37,938,294) — — —
Net increase in net assets from capital stock transactions 13,548,361 76,371,994 1,872,028 3,354,737 1,842,941
TOTAL INCREASE IN NET ASSETS 16,267,804 79,401,177 1,788,038 3,019,973 1,627,051
NET ASSETS
Beginning of period $ 79,401,177 $ — $ — $ — $ —
End of period $ 95,668,981 $ 79,401,177 $ 1,788,038 $ 3,019,973 $ 1,627,051
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 3,000,001 — — — —
Shares issued 775,000 4,475,001 75,001 150,001 75,001
Shares redeemed (275,000) (1,475,000) — — —
Net increase in capital shares outstanding 500,000 3,000,001 75,001 150,001 75,001
Shares outstanding, end of period 3,500,001 3,000,001 75,001 150,001 75,001
(a)
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
commenced operations on September 9, 2024.
(b)
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(c)
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(d)
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- FEBRUARY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- MARCH
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment (loss) $ (75,885) $ (76,757) $ (82,942) $ (72,984) $ (78,090) $ (57,536)
Net realized gain 1,510,079 15,597 1,267,898 572,484 168,937 —
Change in unrealized appreciation/(depreciation) (611,561) 792,615 (281,159) 279,600 681,273 807,942
Net increase in net assets resulting from operations 822,633 731,455 903,797 779,100 772,120 750,406
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 2,511,648 22,373,673 1,266,328 29,467,312 — 22,503,281
Redeemed (1,847,031) (589,650) (5,675,877) (4,220,686) (1,225,984) —
Net increase (decrease) in net assets from capital stock transactions 664,617 21,784,023 (4,409,549) 25,246,626 (1,225,984) 22,503,281
TOTAL INCREASE (DECREASE) IN NET ASSETS 1,487,250 22,515,478 (3,505,752) 26,025,726 (453,864) 23,253,687
NET ASSETS
Beginning of period $ 22,515,478 $ — $ 26,025,726 $ — $ 23,253,687 $ —
End of period $ 24,002,728 $ 22,515,478 $ 22,519,974 $ 26,025,726 $ 22,799,823 $ 23,253,687
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 925,001 — 1,050,001 — 950,001 —
Shares issued 100,000 950,001 50,000 1,225,001 — 950,001
Shares redeemed (75,000) (25,000) (225,000) (175,000) (50,000) —
Net increase (decrease) in capital shares outstanding 25,000 925,001 (175,000) 1,050,001 (50,000) 950,001
Shares outstanding, end of period 950,001 925,001 875,001 1,050,001 900,001 950,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January commenced operations on January 2, 2025.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February commenced operations on February 3, 2025.
(c)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March commenced operations on March 3, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- MAY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- JUNE
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
OPERATIONS
Net investment (loss) $ (53,784) $ (32,007) $ (199,796) $ (459,035) $ (37,448) $ (15,685)
Net realized gain 257,882 77,635 633,244 7,063,969 25,368 242,027
Change in unrealized appreciation/(depreciation) 238,931 490,760 1,144,783 (859,580) 339,586 66,519
Net increase in net assets resulting from operations 443,029 536,388 1,578,231 5,745,354 327,506 292,861
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold — 15,999,620 — 69,714,344 1,353,669 24,751,271
Redeemed (1,293,760) (621,432) (11,346,673) (118,842,963) (1,328,148) (13,152,037)
Net increase (decrease) in net assets from capital stock transactions (1,293,760) 15,378,188 (11,346,673) (49,128,619) 25,521 11,599,234
TOTAL INCREASE (DECREASE) IN NET ASSETS (850,731) 15,914,576 (9,768,442) (43,383,265) 353,027 11,892,095
NET ASSETS
Beginning of period $ 15,914,576 $ — $ 64,420,048 $ 107,803,313 $ 11,892,095 $ —
End of period $ 15,063,845 $ 15,914,576 $ 54,651,606 $ 64,420,048 $ 12,245,122 $ 11,892,095
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 625,001 — 2,300,001 4,150,001 450,001 —
Shares issued — 650,001 — 2,650,000 50,000 950,001
Shares redeemed (50,000) (25,000) (400,000) (4,500,000) (50,000) (500,000)
Net increase (decrease) in capital shares outstanding (50,000) 625,001 (400,000) (1,850,000) — 450,001
Shares outstanding, end of period 575,001 625,001 1,900,001 2,300,001 450,001 450,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April commenced operations on April 1, 2025.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June commenced operations on June 2, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- AUGUST
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- SEPTEMBER
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
OPERATIONS
Net investment (loss) $ (141,507) $ (241,577) $ (150,551) $ (270,406) $ (101,861) $ (164,371)
Net realized gain 146,057 2,973,171 171,250 3,467,359 1,571,947 392,029
Change in unrealized appreciation/(depreciation) 1,252,135 (337) 1,493,042 (2,839) (526,985) 1,379,080
Net increase in net assets resulting from operations 1,256,685 2,731,257 1,513,741 3,194,114 943,101 1,606,738
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold — 20,838,035 8,556,109 47,995,135 6,644,218 29,826,071
Redeemed (4,011,310) (10,628,842) (4,039,820) (13,828,866) (1,981,144) (5,090,992)
Net increase (decrease) in net assets from capital stock transactions (4,011,310) 10,209,193 4,516,289 34,166,269 4,663,074 24,735,079
TOTAL INCREASE (DECREASE) IN NET ASSETS (2,754,625) 12,940,450 6,030,030 37,360,383 5,606,175 26,341,817
NET ASSETS
Beginning of period $ 43,288,831 $ 30,348,381 $ 37,360,383 $ — $ 26,341,817 $ —
End of period $ 40,534,206 $ 43,288,831 $ 43,390,413 $ 37,360,383 $ 31,947,992 $ 26,341,817
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 1,650,001 1,250,001 1,425,001 — 1,000,001 —
Shares issued — 825,000 325,000 1,975,001 250,000 1,200,001
Shares redeemed (150,000) (425,000) (150,000) (550,000) (75,000) (200,000)
Net increase (decrease) in capital shares outstanding (150,000) 400,000 175,000 1,425,001 175,000 1,000,001
Shares outstanding, end of period 1,500,001 1,650,001 1,600,001 1,425,001 1,175,001 1,000,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August commenced operations on August 1, 2024.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September commenced operations on September 3, 2024.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- OCTOBER
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- NOVEMBER
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- DECEMBER
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment (loss) $ (74,895) $ (119,292) $ (88,049) $ (100,185) $ (164,381) $ (208,290)
Net realized gain 812,016 421,983 1,199,099 178,465 3,888,177 177,827
Change in unrealized appreciation/(depreciation) (116,715) 562,461 (291,013) 799,108 (1,571,263) 2,046,814
Net increase in net assets resulting from operations 620,406 865,152 820,037 877,388 2,152,533 2,016,351
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 9,397,670 30,990,136 15,353,758 23,251,073 2,591,211 55,486,434
Redeemed (1,997,782) (14,012,325) (1,987,387) (3,788,756) (16,630,555) (2,417,469)
Net increase (decrease) in net assets from capital stock transactions 7,399,888 16,977,811 13,366,371 19,462,317 (14,039,344) 53,068,965
TOTAL INCREASE (DECREASE) IN NET ASSETS 8,020,294 17,842,963 14,186,408 20,339,705 (11,886,811) 55,085,316
NET ASSETS
Beginning of period $ 17,842,963 $ — $ 20,339,705 $ — $ 55,085,316 $ —
End of period $ 25,863,257 $ 17,842,963 $ 34,526,113 $ 20,339,705 $ 43,198,505 $ 55,085,316
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 675,001 — 775,001 — 2,200,001 —
Shares issued 350,000 1,225,001 575,000 925,001 100,000 2,300,001
Shares redeemed (75,000) (550,000) (75,000) (150,000) (650,000) (100,000)
Net increase (decrease) in capital shares outstanding 275,000 675,001 500,000 775,001 (550,000) 2,200,001
Shares outstanding, end of period 950,001 675,001 1,275,001 775,001 1,650,001 2,200,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October commenced operations on October 1, 2024.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November commenced operations on November 1, 2024.
(c)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December commenced operations on December 2, 2024.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- MARCH
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- JUNE
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- SEPTEMBER
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
OPERATIONS
Net investment (loss) $ (45,917) $ (38,060) $ (140,158) $ (267,112) $ (86,017) $ (210,130)
Net realized gain 802,812 — 1,227,731 3,681,818 721,399 2,023,695
Change in unrealized appreciation/(depreciation) (300,574) 655,337 180,924 33,551 169,370 527,685
Net increase in net assets resulting from operations 456,321 617,277 1,268,497 3,448,257 804,752 2,341,250
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold — 15,175,781 — 50,269,111 3,348,051 50,904,567
Redeemed (5,142,671) — (19,551,643) (73,146,270) (2,015,391) (29,348,954)
Net increase (decrease) in net assets from capital stock transactions (5,142,671) 15,175,781 (19,551,643) (22,877,159) 1,332,660 21,555,613
TOTAL INCREASE (DECREASE) IN NET ASSETS (4,686,350) 15,793,058 (18,283,146) (19,428,902) 2,137,412 23,896,863
NET ASSETS
Beginning of period $ 15,793,058 $ — $ 45,421,219 $ 64,850,121 $ 23,896,863 $ —
End of period $ 11,106,708 $ 15,793,058 $ 27,138,073 $ 45,421,219 $ 26,034,275 $ 23,896,863
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 625,001 — 1,725,001 2,700,001 900,001 —
Shares issued — 625,001 — 1,950,000 125,000 2,050,001
Shares redeemed (200,000) — (725,000) (2,925,000) (75,000) (1,150,000)
Net increase (decrease) in capital shares outstanding (200,000) 625,001 (725,000) (975,000) 50,000 900,001
Shares outstanding, end of period 425,001 625,001 1,000,001 1,725,001 950,001 900,001
(a)
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March commenced operations on March 3, 2025.
(b)
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September commenced operations on September 3, 2024.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- DECEMBER
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment (loss) $ (60,302) $ (123,070) $ (196,868) $ (183,481) $ (24,668) $ (13,648)
Net realized gain 678,531 1,028,888 5,162,613 265,649 244,301 107,439
Change in unrealized appreciation/(depreciation) (12,467) 236,206 (213,680) 794,779 83,265 134,705
Net increase in net assets resulting from operations 605,762 1,142,024 4,752,065 876,947 302,898 228,496
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 17,237,882 38,772,816 8,107,706 60,714,488 — 7,452,867
Redeemed (2,630,043) (25,126,452) (19,992,741) (1,880,238) (1,333,288) (642,409)
Net increase (decrease) in net assets from capital stock transactions 14,607,839 13,646,364 (11,885,035) 58,834,250 (1,333,288) 6,810,458
TOTAL INCREASE (DECREASE) IN NET ASSETS 15,213,601 14,788,388 (7,132,970) 59,711,197 (1,030,390) 7,038,954
NET ASSETS
Beginning of period $ 14,788,388 $ — $ 59,711,197 $ — $ 7,038,954 $ —
End of period $ 30,001,989 $ 14,788,388 $ 52,578,227 $ 59,711,197 $ 6,008,564 $ 7,038,954
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 575,001 — 2,375,001 — 275,001 —
Shares issued 650,000 1,575,001 300,000 2,450,001 — 300,001
Shares redeemed (100,000) (1,000,000) (750,000) (75,000) (50,000) (25,000)
Net increase (decrease) in capital shares outstanding 550,000 575,001 (450,000) 2,375,001 (50,000) 275,001
Shares outstanding, end of period 1,125,001 575,001 1,925,001 2,375,001 225,001 275,001
(a)
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December commenced operations on December 2, 2024.
(b)
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January commenced operations on January 2, 2025.
(c)
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April commenced operations on April 1, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
January 31, 2026
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- OCTOBER
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(UNAUDITED)
SIX MONTHS
ENDED
JANUARY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
OPERATIONS
Net investment (loss) $ (127,231) $ (358,975) $ (105,162) $ (158,636)
Net realized gain 1,188,369 3,257,378 1,999,033 395,867
Change in unrealized appreciation/(depreciation) 820,522 (1,256,394) 567,142 204,802
Net increase in net assets resulting from operations 1,881,660 1,642,009 2,461,013 442,033
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 1,313,338 8,251,637 5,352,895 31,570,700
Redeemed (31,849,825) (12,697,587) (3,340,872) (4,385,332)
Net increase (decrease) in net assets from capital stock transactions (30,536,487) (4,445,950) 2,012,023 27,185,368
TOTAL INCREASE (DECREASE) IN NET ASSETS (28,654,827) (2,803,941) 4,473,036 27,627,401
NET ASSETS
Beginning of period $ 52,973,178 $ 55,777,119 $ 27,627,401 $ —
End of period $ 24,318,351 $ 52,973,178 $ 32,100,437 $ 27,627,401
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of period 2,050,001 2,225,001 1,100,001 —
Shares issued 50,000 325,000 200,000 1,275,001
Shares redeemed (1,200,000) (500,000) (125,000) (175,000)
Net increase (decrease) in capital shares outstanding (1,150,000) (175,000) 75,000 1,100,001
Shares outstanding, end of period 900,001 2,050,001 1,175,001 1,100,001
(a)
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October commenced operations on October 1, 2024.

www.calamos.com
Calamos Antetokounmpo Global Sustainable Equities ETF
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
FEBRUARY 3, 2023•
THROUGH
JULY 31, 2023
YEAR ENDED JULY 31,
2025
YEAR ENDED JULY 31,
2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 31.63 $ 29.17 $ 26.59 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.05 0.20 0.27 0.18
Net realized and unrealized gain
(loss) 2.92 2.46 2.56 1.41
Total from investment operations 2.97 2.66 2.83 1.59
Less distributions from:
Net investment income (0.20) (0.20) (0.25) —
Total distributions
(b)
(0.20) (0.20) (0.25) —
Net asset value, end of period $ 34.40 $ 31.63 $ 29.17 $ 26.59
TOTAL RETURN
Total return
(c)
9 .45% 9 .13% 10 .74% 6 .36%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .95%
(d)
0 .95% 0 .95% 0 .95%
(d)
Net investment income (loss) 0 .27%
(d)
0 .67% 1 .02% 1 .47%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 17,338 $ 15,939 $ 11,784 $ 10,743
Portfolio turnover rate
(e) (f)
11% 15% 25% 7%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Autocallable Income ETF
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JUNE 25, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.50 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.22 0.09
Net realized and unrealized gain (loss) 2.24 1.41
Total from investment operations 2.46 1.50
Less distributions from:
Net investment income (2.00) —
Total distributions
(b)
(2.00) —
Net asset value, end of period $ 26.96 $ 26.50
TOTAL RETURN
Total return
(c)
9 .59% 6 .00%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .74%
(d)
0 .74%
(d)
Net investment income (loss) 1 .60%
(d)
3 .53%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 652,375 $ 66,254
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Nasdaq
®
Autocallable Income ETF
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
NOVEMBER 20, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.04
Net realized and unrealized gain (loss) 1.10
Total from investment operations 1.14
Less distributions from:
Net investment income (0.39)
Total distributions
(b)
(0.39)
Net asset value, end of period $ 25.75
TOTAL RETURN
Total return
(c)
4 .57%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .74%
(d)
Net investment income (loss) 0 .84%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 87,548
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos CEF Income & Arbitrage ETF
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
JANUARY 16, 2024•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 28.50 $ 27.64 $ 25.03
Income from investment operations:
Net investment income (loss)
(a)
1.32 2.31 1.11
Net realized and unrealized gain (loss) 1.00 0.82 2.19
Total from investment operations 2.32 3.13 3.30
Less distributions from:
Net investment income (0.97) (1.74) (0.69)
Net realized gains (0.20) (0.53) —
Total distributions
(b)
(1.17) (2.27) (0.69)
Net asset value, end of period $ 29.65 $ 28.50 $ 27.64
TOTAL RETURN
Total return
(c)
8 .37% 11 .81% 13 .36%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .74%
(d) (e)
0 .74%
(e)
0 .74%
(d) (e)
Net investment income (loss) 9 .11%
(d) (e)
8 .26%
(e)
7 .80%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 28,909 $ 17,813 $ 13,128
Portfolio turnover rate
(f) (g)
58% 74% 66%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

www.calamos.com
Calamos Convertible Equity Alternative ETF
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
OCTOBER 4, 2023•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 33.45 $ 27.38 $ 24.23
Income from investment operations:
Net investment income (loss)
(a)
(1.35) (2.40) (2.74)
Net realized and unrealized gain (loss) 9.32 8.85 6.21
Total from investment operations 7.97 6.45 3.47
Less distributions from:
Net investment income (0.47) (0.38) (0.32)
Total distributions
(b)
(0.47) (0.38) (0.32)
Net asset value, end of period $ 40.95 $ 33.45 $ 27.38
TOTAL RETURN
Total return
(c)
23 .97% 23 .85% 14 .37%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69% 0 .69%
(d)
Net investment income (loss) ( 7 .16% )
(d)
( 8 .08% ) ( 12 .44% )
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 20,474 $ 13,381 $ 8,214
Portfolio turnover rate
(e) (f)
64% 150% 123%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Nasdaq
®
Equity & Income ETF
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
FEBRUARY 13, 2024•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 29.16 $ 26.14 $ 24.86
Income from investment operations:
Net investment income (loss)
(a)
0.68 1.14 0.56
Net realized and unrealized gain (loss) 0.81 3.40 1.15
Total from investment operations 1.49 4.54 1.71
Less distributions from:
Net investment income (0.63) (1.52) (0.43)
Net realized gains (0.08) — —
Total distributions
(b)
(0.71) (1.52) (0.43)
Net asset value, end of period $ 29.94 $ 29.16 $ 26.14
TOTAL RETURN
Total return
(c)
5 .16% 17 .94% 6 .96%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .74%
(d)
0 .75% 0 .77%
(d)
Net investment income (loss) 4 .50%
(d)
4 .08% 4 .74%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 23,952 $ 26,244 $ 1,307
Portfolio turnover rate
(e) (f)
7% 27% 9%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JANUARY 22, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.93 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.41 0.44
Net realized and unrealized gain (loss) (1.53) 0.49
Total from investment operations (1.12) 0.93
Less distributions from:
Net investment income (0.76) —
Total distributions
(b)
(0.76) —
Net asset value, end of period $ 24.05 $ 25.93
TOTAL RETURN
Total return
(c)
( 4 .30% ) 3 .72%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 3 .20%
(d)
3 .33%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 28,861 $ 42,777
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Bitcoin Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
APRIL 7, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.34 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.38 0.24
Net realized and unrealized gain (loss) (0.54) 1.10
Total from investment operations (0.16) 1.34
Less distributions from:
Net investment income (0.58) —
Total distributions
(b)
(0.58) —
Net asset value, end of period $ 25.60 $ 26.34
TOTAL RETURN
Total return
(c)
( 0 .64% ) 5 .36%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 2 .89%
(d)
2 .99%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 5,119 $ 5,268
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JULY 8, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.25 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.41 0.05
Net realized and unrealized gain (loss) (0.81) 0.20
Total from investment operations (0.40) 0.25
Less distributions from:
Net investment income (0.34) —
Total distributions
(b)
(0.34) —
Net asset value, end of period $ 24.51 $ 25.25
TOTAL RETURN
Total return
(c)
( 1 .61% ) 1 .00%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 3 .20%
(d)
3 .44%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 4,901 $ 5,050
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Bitcoin Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
OCTOBER 7, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.23
Net realized and unrealized gain (loss) (0.63)
Total from investment operations (0.40)
Less distributions from:
Net investment income (0.14)
Total distributions
(b)
(0.14)
Net asset value, end of period $ 24.46
TOTAL RETURN
Total return
(c)
( 1 .60% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
Net investment income (loss) 2 .90%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 7,338
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
FEBRUARY 4, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 28.37 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.30 0.30
Net realized and unrealized gain (loss) (7.69) 3.07
Total from investment operations (7.39) 3.37
Less distributions from:
Net investment income (0.32) —
Total distributions
(b)
(0.32) —
Net asset value, end of period $ 20.66 $ 28.37
TOTAL RETURN
Total return
(c)
( 26 .17% ) 13 .48%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 2 .25%
(d)
2 .41%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 25,826 $ 48,229
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
APRIL 7, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 31.62 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.27 0.17
Net realized and unrealized gain (loss) (5.02) 6.45
Total from investment operations (4.75) 6.62
Less distributions from:
Net investment income (0.25) —
Total distributions
(b)
(0.25) —
Net asset value, end of period $ 26.62 $ 31.62
TOTAL RETURN
Total return
(c)
( 15 .11% ) 26 .52%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 1 .78%
(d)
1 .83%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 2,662 $ 3,162
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JULY 8, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.87 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.31 0.04
Net realized and unrealized gain (loss) (4.55) 0.83
Total from investment operations (4.24) 0.87
Less distributions from:
Net investment income (0.32) —
Total distributions
(b)
(0.32) —
Net asset value, end of period $ 21.31 $ 25.87
TOTAL RETURN
Total return
(c)
( 16 .44% ) 3 .48%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 2 .52%
(d)
2 .64%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 10,657 $ 10,347
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
OCTOBER 7, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.18
Net realized and unrealized gain (loss) (3.98)
Total from investment operations (3.80)
Less distributions from:
Net investment income (0.05)
Total distributions
(b)
(0.05)
Net asset value, end of period $ 21.15
TOTAL RETURN
Total return
(c)
( 15 .22% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
Net investment income (loss) 2 .52%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 31,723
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
FEBRUARY 4, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 27.36 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.35 0.35
Net realized and unrealized gain (loss) (5.38) 2.01
Total from investment operations (5.03) 2.36
Less distributions from:
Net investment income (0.45) —
Total distributions
(b)
(0.45) —
Net asset value, end of period $ 21.88 $ 27.36
TOTAL RETURN
Total return
(c)
( 18 .54% ) 9 .48%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 2 .70%
(d)
2 .86%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 17,501 $ 25,995
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
APRIL 7, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 29.01 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.33 0.21
Net realized and unrealized gain (loss) (2.58) 3.80
Total from investment operations (2.25) 4.01
Less distributions from:
Net investment income (0.53) —
Total distributions
(b)
(0.53) —
Net asset value, end of period $ 26.23 $ 29.01
TOTAL RETURN
Total return
(c)
( 7 .82% ) 16 .04%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 2 .27%
(d)
2 .36%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 5,247 $ 5,801
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JULY 8, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.45 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.35 0.05
Net realized and unrealized gain (loss) (2.66) 0.40
Total from investment operations (2.31) 0.45
Less distributions from:
Net investment income (0.32) —
Total distributions
(b)
(0.32) —
Net asset value, end of period $ 22.82 $ 25.45
TOTAL RETURN
Total return
(c)
( 9 .11% ) 1 .80%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
0 .69%
(d)
Net investment income (loss) 2 .86%
(d)
3 .03%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 9,127 $ 5,090
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
OCTOBER 7, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.20
Net realized and unrealized gain (loss) (2.37)
Total from investment operations (2.17)
Less distributions from:
Net investment income (0.12)
Total distributions
(b)
(0.12)
Net asset value, end of period $ 22.71
TOTAL RETURN
Total return
(c)
( 8 .70% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
Net investment income (loss) 2 .74%
(d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 10,221
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
SEPTEMBER 9, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.47 $ 24.92
Income from investment operations:
Net investment income (loss)
(a)
(0.01) (0.02)
Net realized and unrealized gain (loss) 0.87 1.57
Total from investment operations 0.86 1.55
Net asset value, end of period $ 27.33 $ 26.47
TOTAL RETURN
Total return
(b)
3 .25% 6 .22%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(c) (d)
0 .10%
(c) (d)
Net investment income (loss) ( 0 .10% )
(c) (d)
( 0 .07% )
(c) (d)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 95,669 $ 79,401
Portfolio turnover rate
(e) (f)
0% 18%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
OCTOBER 14, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.44
Net realized and unrealized gain (loss) (1.17)
Total from investment operations (0.73)
Less distributions from:
Net investment income (0.43)
Total distributions
(b)
(0.43)
Net asset value, end of period $ 23.84
TOTAL RETURN
Total return
(c)
( 2 .93% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(d) (e)
Net investment income (loss) 5 .98%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 1,788
Portfolio turnover rate
(f) (g)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

www.calamos.com
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
OCTOBER 14, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.15
Net realized and unrealized gain (loss) (4.82)
Total from investment operations (4.67)
Less distributions from:
Net investment income (0.20)
Total distributions
(b)
(0.20)
Net asset value, end of period $ 20.13
TOTAL RETURN
Total return
(c)
( 18 .70% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(d) (e)
Net investment income (loss) 2 .21%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 3,020
Portfolio turnover rate
(f) (g)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
OCTOBER 14, 2025•
THROUGH
JANUARY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.35
Net realized and unrealized gain (loss) (3.34)
Total from investment operations (2.99)
Less distributions from:
Net investment income (0.32)
Total distributions
(b)
(0.32)
Net asset value, end of period $ 21.69
TOTAL RETURN
Total return
(c)
( 12 .01% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(d) (e)
Net investment income (loss) 5 .01%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 1,627
Portfolio turnover rate
(f) (g)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JANUARY 2, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 24.34 $ 23.46
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.09)
Net realized and unrealized gain (loss) 1.02 0.97
Total from investment operations 0.93 0.88
Net asset value, end of period $ 25.27 $ 24.34
TOTAL RETURN
Total return
(b)
3 .82% 3 .75%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 24,003 $ 22,515
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
FEBRUARY 3, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 24.79 $ 24.09
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.08)
Net realized and unrealized gain (loss) 1.04 0.78
Total from investment operations 0.95 0.70
Net asset value, end of period $ 25.74 $ 24.79
TOTAL RETURN
Total return
(b)
3 .83% 2 .91%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 22,520 $ 26,026
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
MARCH 3, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 24.48 $ 23.78
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.07)
Net realized and unrealized gain (loss) 0.94 0.77
Total from investment operations 0.85 0.70
Net asset value, end of period $ 25.33 $ 24.48
TOTAL RETURN
Total return
(b)
3 .47% 2 .94%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 22,800 $ 23,254
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
APRIL 1, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.46 $ 24.64
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.06)
Net realized and unrealized gain (loss) 0.83 0.88
Total from investment operations 0.74 0.82
Net asset value, end of period $ 26.20 $ 25.46
TOTAL RETURN
Total return
(b)
2 .91% 3 .33%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 15,064 $ 15,915
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
MAY 1, 2024•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 28.01 $ 25.98 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
(0.10) (0.18) (0.04)
Net realized and unrealized gain (loss) 0.85 2.21 1.02
Total from investment operations 0.75 2.03 0.98
Net asset value, end of period $ 28.76 $ 28.01 $ 25.98
TOTAL RETURN
Total return
(b)
2 .68% 7 .81% 3 .92%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% )
(c)
( 0 .67% ) ( 0 .65% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 54,652 $ 64,420 $ 107,803
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JUNE 2, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.43 $ 25.94
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.03)
Net realized and unrealized gain (loss) 0.87 0.52
Total from investment operations 0.78 0.49
Net asset value, end of period $ 27.21 $ 26.43
TOTAL RETURN
Total return
(b)
2 .95% 1 .89%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .67% )
(c)
( 0 .66% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 12,245 $ 11,892
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
JULY 1, 2024•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.24 $ 24.28 $ 23.96
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.17) (0.01)
Net realized and unrealized gain (loss) 0.87 2.13 0.33
Total from investment operations 0.78 1.96 0.32
Net asset value, end of period $ 27.02 $ 26.24 $ 24.28
TOTAL RETURN
Total return
(b)
3 .01% 8 .03% 1 .34%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .66% )
(c)
( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 40,534 $ 43,289 $ 30,348
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
AUGUST 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.22 $ 24.25
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.17)
Net realized and unrealized gain (loss) 0.99 2.14
Total from investment operations 0.90 1.97
Net asset value, end of period $ 27.12 $ 26.22
TOTAL RETURN
Total return
(b)
3 .43% 8 .12%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .66% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 43,390 $ 37,360
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
SEPTEMBER 3, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.34 $ 24.81
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.16)
Net realized and unrealized gain (loss) 0.94 1.69
Total from investment operations 0.85 1.53
Net asset value, end of period $ 27.19 $ 26.34
TOTAL RETURN
Total return
(b)
3 .23% 6 .17%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .67% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 31,948 $ 26,342
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
OCTOBER 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.43 $ 25.26
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.15)
Net realized and unrealized gain (loss) 0.88 1.32
Total from investment operations 0.79 1.17
Net asset value, end of period $ 27.22 $ 26.43
TOTAL RETURN
Total return
(b)
2 .99% 4 .63%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .67% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 25,863 $ 17,843
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
NOVEMBER 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.24 $ 25.03
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.13)
Net realized and unrealized gain (loss) 0.93 1.34
Total from investment operations 0.84 1.21
Net asset value, end of period $ 27.08 $ 26.24
TOTAL RETURN
Total return
(b)
3 .20% 4 .83%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .67% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 34,526 $ 20,340
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
DECEMBER 2, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.04 $ 24.12
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.11)
Net realized and unrealized gain (loss) 1.23 1.03
Total from investment operations 1.14 0.92
Net asset value, end of period $ 26.18 $ 25.04
TOTAL RETURN
Total return
(b)
4 .55% 3 .81%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 43,199 $ 55,085
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
MARCH 3, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.27 $ 24.41
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.07)
Net realized and unrealized gain (loss) 0.95 0.93
Total from investment operations 0.86 0.86
Net asset value, end of period $ 26.13 $ 25.27
TOTAL RETURN
Total return
(b)
3 .40% 3 .52%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 11,107 $ 15,793
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Nasdaq-100
®
 Structured Alt Protection ETF
®
- June
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
JUNE 3, 2024•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.33 $ 24.02 $ 23.57
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.17) (0.03)
Net realized and unrealized gain (loss) 0.90 2.48 0.48
Total from investment operations 0.81 2.31 0.45
Net asset value, end of period $ 27.14 $ 26.33 $ 24.02
TOTAL RETURN
Total return
(b)
3 .08% 9 .62% 1 .91%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% )
(c)
( 0 .66% ) ( 0 .65% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 27,138 $ 45,421 $ 64,850
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
SEPTEMBER 3, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 26.55 $ 24.78
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.16)
Net realized and unrealized gain (loss) 0.94 1.93
Total from investment operations 0.85 1.77
Net asset value, end of period $ 27.40 $ 26.55
TOTAL RETURN
Total return
(b)
3 .20% 7 .14%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .66% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 26,034 $ 23,897
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
DECEMBER 2, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.72 $ 24.49
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.11)
Net realized and unrealized gain (loss) 1.04 1.34
Total from investment operations 0.95 1.23
Net asset value, end of period $ 26.67 $ 25.72
TOTAL RETURN
Total return
(b)
3 .69% 5 .02%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .68% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 30,002 $ 14,788
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
JANUARY 2, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.14 $ 24.76
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.10)
Net realized and unrealized gain (loss) 2.26 0.48
Total from investment operations 2.17 0.38
Net asset value, end of period $ 27.31 $ 25.14
TOTAL RETURN
Total return
(b)
8 .63% 1 .53%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 52,578 $ 59,711
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
APRIL 1, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.60 $ 24.76
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.06)
Net realized and unrealized gain (loss) 1.19 0.90
Total from investment operations 1.10 0.84
Net asset value, end of period $ 26.70 $ 25.60
TOTAL RETURN
Total return
(b)
4 .30% 3 .39%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .69% )
(c)
( 0 .69% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 6,009 $ 7,039
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
YEAR ENDED JULY 31,
2025
JULY 1, 2024•
THROUGH
JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.84 $ 25.07 $ 24.36
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.17) (0.01)
Net realized and unrealized gain (loss) 1.27 0.94 0.72
Total from investment operations 1.18 0.77 0.71
Net asset value, end of period $ 27.02 $ 25.84 $ 25.07
TOTAL RETURN
Total return
(b)
4 .57% 3 .07% 2 .91%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .66% )
(c)
( 0 .69% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 24,318 $ 52,973 $ 55,777
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
(UNAUDITED)
SIX MONTHS
ENDED JANUARY 31,
2026
OCTOBER 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period $ 25.12 $ 24.75
Income from investment operations:
Net investment income (loss)
(a)
(0.09) (0.14)
Net realized and unrealized gain (loss) 2.29 0.51
Total from investment operations 2.20 0.37
Net asset value, end of period $ 27.32 $ 25.12
TOTAL RETURN
Total return
(b)
8 .76% 1 .49%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(c)
0 .69%
(c)
Net investment income (loss) ( 0 .68% )
(c)
( 0 .69% )
(c)
SUPPLEMENTAL DATA
Net assets , end of period (000) $ 32,100 $ 27,627
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments January 31, 2026 (unaudited)

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.7%)
Communication Services (7.7%)
3,317 Alphabet, Inc. - Class A $ 1,121,146
1,130 Netflix, Inc.# 94,344
546,135 KES Safaricom PLC 125,526
1,341,016
Consumer Discretionary (10.8%)
1,087 EUR Amadeus IT Group SA 72,954
1,574 Amazon.com, Inc.# 376,658
16 Booking Holdings, Inc. 80,030
11,675 HKD BYD Co. Ltd. - Class H 146,085
2,570 Chipotle Mexican Grill, Inc.# 99,896
2,268 EUR Cie Generale des Etablissements
Michelin SCA 84,281
1,074 KRW Coway Co. Ltd.# 62,228
5,653 GBP Greggs PLC 124,306
387 Home Depot, Inc. 144,966
2,559 EUR Industria de Diseno Textil SA 166,832
41 MercadoLibre, Inc.# 88,059
6,563 Sony Group Corp. ( ADR ) 145,042
1,354 TJX Cos., Inc. 202,843
1,460 Tractor Supply Co. 74,285
1,868,465
Consumer Staples (5.4%)
1,199 Colgate-Palmolive Co. 108,258
90 Costco Wholesale Corp. 84,622
3,197 Darling Ingredients, Inc.# 145,975
25,307 GBP Haleon PLC 131,209
5,292 EUR Jeronimo Martins SGPS SA 124,893
1,393 EUR Kerry Group PLC - Class A 123,509
202 EUR L'Oreal SA 92,663
1,026 Walmart, Inc. 122,238
933,367
Financials (14.9%)
17,868 HKD AIA Group Ltd. 206,650
240 American Express Co. 84,521
16,370 GBP Aviva PLC 142,419
1,398 Bank of New York Mellon Corp. 167,648
491,766 IDR Bank Rakyat Indonesia Persero
Tbk. PT 111,625
4,252 NOK DNB Bank ASA 122,167
25,177 EUR Eurobank SA - Class A 123,403
11,490 MXN Grupo Financiero Banorte SAB de
CV - Class O 129,535
6,444 HDFC Bank Ltd. ( ADR ) 208,657
1,959 HKD Hong Kong Exchanges & Clearing
Ltd. 108,381
716 Intercontinental Exchange, Inc. 124,426
13,075 Itau Unibanco Holding SA ( ADR ) 112,314
617 Jack Henry & Associates, Inc. 110,573
1,348 EUR KBC Group NV 189,985
248 S&P Global, Inc. 130,892
1,998 JPY Tokio Marine Holdings, Inc. 73,937
636 Travelers Cos., Inc. 180,948
NUMBER OF
SHARES b b VALUE b
766 Visa, Inc. - Class A $ 246,522
2,574,603
Health Care (9.0%)
794 GBP AstraZeneca PLC 147,760
3,222 JPY Daiichi Sankyo Co. Ltd. 59,044
928 Edwards Lifesciences Corp.# 75,502
118 Eli Lilly & Co. 122,384
357 EUR EssilorLuxottica SA 109,136
1,292 GE HealthCare Technologies, Inc. 102,029
882 Gilead Sciences, Inc. 125,200
175 CHF Lonza Group AG 118,847
1,138 Merck & Co., Inc. 125,487
522 EUR Merck KGaA 77,684
1,640 DKK Novo Nordisk AS - Class B 96,195
306 CHF Roche Holding AG 138,819
2,100 CNY Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. - Class A 57,199
244 Thermo Fisher Scientific, Inc. 141,181
492 Zoetis, Inc. 61,411
1,557,878
Industrials (16.3%)
4,242 SEK Atlas Copco AB - Class A 87,507
1,585 Canadian Pacific Kansas City Ltd. 117,829
146 Caterpillar, Inc. 95,975
1,126 EUR Cie de Saint-Gobain SA 111,074
443 Cintas Corp. 84,786
1,900 HKD Contemporary Amperex Technology
Co. Ltd. - Class H 119,417
255 Deere & Co. 134,640
331 Eaton Corp. PLC 116,320
3,104 SEK Epiroc AB - Class A 87,013
1,592 GBP Experian PLC 60,081
373 Ferguson Enterprises, Inc. 94,168
5,368 JPY Hitachi Ltd. 185,951
1,254 nVent Electric PLC 140,774
550 Old Dominion Freight Line, Inc. 95,260
1,129 Otis Worldwide Corp. 96,439
393 Quanta Services, Inc. 186,530
1,700 JPY Recruit Holdings Co. Ltd. 88,976
2,419 GBP RELX PLC 85,366
219 Rockwell Automation, Inc. 92,341
434 EUR Schneider Electric SE 124,649
462 EUR Siemens AG 140,358
200 JPY SMC Corp. 77,733
4,300 CNY Sungrow Power Supply Co. Ltd. -
Class A 93,445
302 Trane Technologies PLC 127,015
282 Verisk Analytics, Inc. 61,324
572 Waste Management, Inc. 127,121
2,832,092
Information Technology (27.6%)
2,480 Apple, Inc. 643,510
644 Applied Materials, Inc. 207,574

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments January 31, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
638 Arista Networks, Inc.# $ 90,430
123 EUR ASML Holding NV 177,232
3,222 Bentley Systems, Inc. - Class B 113,157
932 Broadcom, Inc. 308,772
248 Cadence Design Systems, Inc.# 73,497
1,824 GBP Halma PLC 88,454
3,280 EUR Infineon Technologies AG 161,777
200 JPY Keyence Corp. 72,939
1,555 Microsoft Corp. 669,101
170 Motorola Solutions, Inc. 68,432
901 EUR Nemetschek SE 78,979
3,610 NVIDIA Corp. 689,979
371 Palo Alto Networks, Inc.# 65,656
775 EUR SAP SE 156,684
583 KRW SK Hynix, Inc. 368,172
1,548 Taiwan Semiconductor
Manufacturing Co. Ltd. ( ADR ) 511,707
763 TE Connectivity PLC 169,981
312 Texas Instruments, Inc. 67,252
4,783,285
Materials (4.1%)
450 EUR Air Liquide SA 84,246
708 EUR DSM-Firmenich AG 55,557
481 Ecolab, Inc. 135,637
16,882 BRL Klabin SA 61,462
282 Linde PLC 128,866
1,282 DKK Novonesis Novozymes B - Class B 78,483
244 Sherwin-Williams Co. 86,532
459 CHF Sika AG 88,053
718,836
Real Estate (0.9%)
401 American Tower Corp. 71,891
686 Prologis, Inc. 89,564
161,455
Utilities (3.0%)
5,888 EUR Iberdrola SA 132,084
6,802 GBP National Grid PLC 114,901
19,209 INR Power Grid Corp. of India Ltd. 53,448
953 Sempra 82,921
3,548 EUR Veolia Environnement SA 133,024
516,378
TOTAL COMMON STOCKS
(Cost $12,642,401)
17,287,375
TOTAL INVESTMENTS (99.7%)
(Cost $12,642,401)
17,287,375
OTHER ASSETS, LESS LIABILITIES (0.3%)
50,643
NET ASSETS (100.0%) $ 17,338,018
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
BRL Brazilian Real
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Denmark Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 10,853,037 62 .8%
European Monetary Unit 2,521,003 14 .6%
British Pound Sterling 894,495 5 .2%
Hong Kong Dollar 580,533 3 .4%
Japanese Yen 558,581 3 .2%
South Korean Won 430,401 2 .5%
Swiss Franc 345,720 2 .0%
Danish Krone 174,678 1 .0%
Swedish Krona 174,520 1 .0%
Chinese Yuan Renminbi 150,644 0 .9%
Mexican Peso 129,535 0 .7%
Kenyan Shilling 125,526 0 .7%
Norwegian Krone 122,167 0 .7%
Indonesian Rupiah 111,625 0 .6%
Brazilian Real 61,462 0 .4%
Indian Rupee 53,448 0 .3%
Total Investments $17,287,375 100 .0%
Currency exposure may vary over time.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments January 31, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 119 $ 17,287,375 $ — $ — $ 17,287,375
Total $ 17,287,375 $ — $ — $ 17,287,375

Calamos Autocallable Income ETF
Schedule of Investments January 31, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (37.5%)
Other (37.5%)
246,944,000 U.S. Treasury Bills~
3.609%, 05/05/26
(Cost $244,699,466) $ 244,699,652
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (57.7%)#Ω
Long Call Option (4.0%)
380
26,294,860
SPDR® S&P 500® ETF Trust
Expires 05/11/26, Strike $1.00 26,221,076
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Long Put Option (53.7%)
380
26,294,860
SPDR® S&P 500® ETF
Trust Expires 05/11/26, Strike
$10,001.00 $ 349,879,556
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $375,671,145)
376,100,632
TOTAL INVESTMENTS (95.2%)
(Cost $620,370,611)
620,800,284
OTHER ASSETS, LESS LIABILITIES (4.8%)
31,574,504
NET ASSETS (100.0%) $ 652,374,788
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $173,234,321.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube US
Large Cap Vol
Advantage Index
Equity returns
on 750,148 of
MerQube US Large
Cap Vol Advantage
Index
1 mo. SOFR
Plus 0.100% 08/31/26 Annually $617,885,724 — $ 19,339,717 $ 19,339,717
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 244,699,652 $ — $ 244,699,652
Exchange-Traded Purchased Options 2 — 376,100,632 — 376,100,632
Total Return Swaps 1 — 19,339,717 — 19,339,717
Total $ — $ 640,140,001 $ — $ 640,140,001

Calamos Nasdaq
®
Autocallable Income ETF
Schedule of Investments January 31, 2026 (unaudited)
77
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (39.4%)
Other (39.4%)
34,820,000 U.S. Treasury Bills~
3.611%, 05/05/26
(Cost $34,503,314) $ 34,503,539
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (58.8%)#Ω
Long Call Option (4.1%)
52
3,598,244
SPDR® S&P 500® ETF Trust
Expires 05/11/26, Strike $2.00 3,583,000
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Long Put Option (54.7%)
52
3,598,244
SPDR® S&P 500® ETF
Trust Expires 05/11/26, Strike
$10,002.00 $ 47,883,402
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $51,408,359)
51,466,402
TOTAL INVESTMENTS (98.2%)
(Cost $85,911,673)
85,969,941
OTHER ASSETS, LESS LIABILITIES (1.8%)
1,578,417
NET ASSETS (100.0%) $ 87,548,358
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $25,355,345.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube
Nasdaq-100®
Vol Advantage
Autocallable
Index
Equity returns on
41,747 of MerQube
Nasdaq-100®
Vol Advantage
Autocallable Index
1 mo. SOFR
Plus 0.100% 12/31/26 Annual $85,579,251 — $ 348,176 $ 348,176
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 34,503,539 $ — $ 34,503,539
Exchange-Traded Purchased Options 2 — 51,466,402 — 51,466,402
Total Return Swaps 1 — 348,176 — 348,176
Total $ — $ 86,318,117 $ — $ 86,318,117

Calamos CEF Income & Arbitrage ETF
Schedule of Investments January 31, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NUMBER OF
SHARES b b VALUE b
CLOSED-END FUNDS (98.6%)
Covered Call (16.3%)
60,102
BlackRock Enhanced Equity
Dividend Trust $ 577,580
38,487
Eaton Vance Enhanced Equity
Income Fund II 862,494
124,412
Eaton Vance Risk-Managed
Diversified Equity Income Fund 1,107,267
124,487
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 1,168,933
39,663
Eaton Vance Tax-Managed Buy-
Write Opportunities Fund 581,063
27,099
Nuveen Dow 30sm Dynamic
Overwrite Fund 417,595
4,714,932
Equity-Sector (10.3%)
37,009
BlackRock Health Sciences Term
Trust 562,907
13,575 BlackRock Health Sciences Trust 568,385
22,917
Cohen & Steers Infrastructure
Fund, Inc. 592,405
107,129
GAMCO Global Gold Natural
Resources & Income Trust 565,641
30,981
Virtus Artificial Intelligence &
Technology Opportunities Fund 701,410
2,990,748
Global Allocation (6.7%)
10,207
Eaton Vance Tax-Advantaged
Global Dividend Opportunities Fund 309,476
45,088
Highland Opportunities & Income
Fund 284,505
38,446 LMP Capital & Income Fund, Inc. 599,373
53,777 Nuveen Multi-Asset Income Fund 728,141
1,921,495
High Yield Bond (4.9%)
61,423 Allspring Multi-Sector Income Fund 579,833
152,095
Western Asset High Income
Opportunity Fund, Inc. 573,398
24,451
Western Asset High Yield
Opportunity Fund, Inc. 272,384
1,425,615
Master Limited Partnership (6.3%)
15,132
ClearBridge Energy Midstream
Opportunity Fund, Inc. 735,415
28,969
Kayne Anderson Energy
Infrastructure Fund 382,101
76,133
Neuberger Energy Infrastructure &
Income Fund, Inc. 714,889
1,832,405
Municipal Bond (3.0%)
23,992
BlackRock MuniYield Quality Fund,
Inc. 281,426
77,013 PIMCO Municipal Income Fund II 593,000
874,426
Preferred (5.0%)
35,641
Flaherty & Crumrine Preferred &
Income Fund 422,346
35,527
Flaherty & Crumrine Preferred &
Income Securities Fund 593,301
NUMBER OF
SHARES b b VALUE b
33,444
John Hancock Premium Dividend
Fund $ 434,437
1,450,084
Real Estate Investment Trust (4.8%)
44,683
Cohen & Steers Quality Income
Realty Fund, Inc. 546,027
280,638
Neuberger Real Estate Securities
Income Fund, Inc. 836,301
1,382,328
Senior Loan (6.0%)
32,447
Blackstone Strategic Credit 2027
Term Fund 382,226
71,525
Eaton Vance Senior Floating-Rate
Trust 802,510
107,175
Nuveen Credit Strategies Income
Fund 553,023
1,737,759
U.S. Allocation (10.3%)
79,218 Bexil Investment Trust 1,281,296
21,879
Eaton Vance Tax-Advantaged
Dividend Income Fund 568,416
44,468
Virtus Equity & Convertible Income
Fund 1,131,711
2,981,423
U.S. Investment Grade (2.7%)
31,721
BlackRock Multi-Sector Income
Trust 419,986
31,348
Eaton Vance Short Duration
Diversified Income Fund 344,828
764,814
U.S. Stock (7.0%)
212,369 Liberty All Star Growth Fund, Inc. 1,114,937
53,971 Liberty All-Star Equity Fund 327,064
18,185 Nuveen Core Equity Alpha Fund 290,597
15,676 SRH Total Return Fund, Inc. 277,779
2,010,377
World Bond (5.7%)
46,992
abrdn Income Credit Strategies
Fund 263,155
51,196 DoubleLine Income Solutions Fund 587,730
58,159
Morgan Stanley Emerging Markets
Debt Fund, Inc. 446,080
26,097 Nuveen Global High Income Fund 337,434
1,634,399
World Stock (9.6%)
91,338 abrdn Total Dynamic Dividend Fund 909,727
19,186 India Fund, Inc. 260,162
19,778 Mexico Fund, Inc. 423,843
15,050
Morgan Stanley India Investment
Fund, Inc. 352,170
NUMBER OF
SHARES b b VALUE b
41,963 Templeton Emerging Markets Fund $ 828,769
2,774,671
TOTAL CLOSED-END FUNDS
(Cost $27,215,703)
28,495,476

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos CEF Income & Arbitrage ETF
Schedule of Investments January 31, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
TOTAL INVESTMENTS (98.6%)
(Cost $27,215,703)
$ 28,495,476
NUMBER OF
SHARES b b VALUE b
OTHER ASSETS, LESS LIABILITIES (1.4%)
$ 413,603
NET ASSETS (100.0%) $ 28,909,079
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Closed-End Funds 49 $ 28,495,476 $ — $ — $ 28,495,476
Total $ 28,495,476 $ — $ — $ 28,495,476

Calamos Convertible Equity Alternative ETF
Schedule of Investments January 31, 2026 (unaudited)

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (75.8%)
Communication Services (6.5%)
AST SpaceMobile, Inc.*
80,000 2.375%, 10/15/32 $ 145,831
164,000 2.000%, 01/15/36 224,211
165,000 Liberty Live Holdings, Inc.*
2.375%, 09/30/53 243,712
77,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 89,981
140,000 Live Nation Entertainment, Inc.
3.125%, 01/15/29 206,466
39,000 Sphere Entertainment Co.
3.500%, 12/01/28 107,784
250,000 Uber Technologies, Inc. Series
2028^
0.875%, 12/01/28 320,353
1,338,338
Consumer Discretionary (5.6%)
48,000 Burlington Stores, Inc.
1.250%, 12/15/27 72,949
43,000 Chefs' Warehouse, Inc.
2.375%, 12/15/28 66,212
325,000 Ford Motor Co.
0.000%, 03/15/26 344,620
73,000 LCI Industries*
3.000%, 03/01/30 99,285
42,000 Patrick Industries, Inc.
1.750%, 12/01/28 82,073
45,000 Peloton Interactive, Inc.
5.500%, 12/01/29 70,378
56,000 Stride, Inc.
1.125%, 09/01/27 94,128
Wayfair, Inc.
81,000 3.500%, 11/15/28 190,690
78,000 3.250%, 09/15/27 133,974
1,154,309
Energy (1.2%)
47,000 Array Technologies, Inc.*
2.875%, 07/01/31 79,412
55,000 Fluence Energy, Inc.
2.250%, 06/15/30 92,884
40,000 Transocean International Ltd.
4.625%, 09/30/29 62,504
234,800
Financials (3.2%)
62,000 HAT Holdings I LLC/HAT Holdings
II LLC*
3.750%, 08/15/28 84,221
123,000 SoFi Technologies, Inc.*
1.250%, 03/15/29 307,019
128,000 Ventas Realty LP
3.750%, 06/01/26 181,676
49,000 WisdomTree, Inc.
3.250%, 08/15/29 72,096
645,012
PRINCIPAL
AMOUNT a a VALUE a
Health Care (7.8%)
63,000 Alnylam Pharmaceuticals, Inc.^
1.000%, 09/15/27 $ 82,786
Bridgebio Pharma, Inc.
83,000 2.500%, 03/15/27^ 155,875
80,000 1.750%, 03/01/31* 140,122
Exact Sciences Corp.*
69,000 2.000%, 03/01/30 95,920
61,000 1.750%, 04/15/31 75,047
93,000 Guardant Health, Inc.
1.250%, 02/15/31 186,468
73,000 Halozyme Therapeutics, Inc.
1.000%, 08/15/28 102,144
Ionis Pharmaceuticals, Inc.
87,000 1.750%, 06/15/28 142,938
59,000 0.000%, 04/01/26 84,287
102,000 IRhythm Holdings, Inc.
1.500%, 09/01/29 129,358
70,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 83,759
45,000 Mirum Pharmaceuticals, Inc.
4.000%, 05/01/29 149,420
41,000 PTC Therapeutics, Inc.
1.500%, 09/15/26 60,970
73,000 TransMedics Group, Inc.
1.500%, 06/01/28 116,796
1,605,890
Industrials (1.5%)
Granite Construction, Inc.
53,000 3.750%, 05/15/28 140,876
58,000 3.250%, 06/15/30 96,662
48,000 OSI Systems, Inc.
2.250%, 08/01/29 70,423
307,961
Information Technology (34.7%)
88,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 171,003
249,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 302,308
65,000 Applied Digital Corp.
2.750%, 06/01/30 238,868
199,000 Cipher Mining, Inc.*
0.000%, 10/01/31 255,430
40,000 Cohu, Inc.*
1.500%, 01/15/31 51,617
71,000 Core Scientific, Inc.*
3.000%, 09/01/29 130,870
86,000 DigitalOcean Holdings, Inc.*
0.000%, 08/15/30 138,130
66,000 InterDigital, Inc.^
3.500%, 06/01/27 281,684
Lumentum Holdings, Inc.
88,000 1.500%, 12/15/29 497,297
72,000 0.500%, 12/15/26 284,119
122,000 0.500%, 06/15/28 368,870
180,000 0.375%, 03/15/32* 408,724

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Equity Alternative ETF
Schedule of Investments January 31, 2026 (unaudited)
PRINCIPAL
AMOUNT a a VALUE a
49,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 $ 70,739
52,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 67,422
200,000 MKS, Inc.
1.250%, 06/01/30 337,416
63,000 Planet Labs PBC*
0.500%, 10/15/30 143,620
91,000 Riot Platforms, Inc.
0.750%, 01/15/30 120,050
146,000 Seagate HDD Cayman^
3.500%, 06/01/28 727,046
Snowflake, Inc.
166,000 0.000%, 10/01/27 225,656
165,000 0.000%, 10/01/29^ 232,500
Terawulf, Inc.*
82,000 2.750%, 02/01/30 150,659
135,000 1.000%, 09/01/31 178,716
100,000 Unity Software, Inc.*^
0.000%, 03/15/30 113,095
33,000 Viavi Solutions, Inc.*
0.625%, 03/01/31 62,426
234,000 Western Digital Corp.
3.000%, 11/15/28 1,551,762
7,110,027
Materials (3.9%)
Centrus Energy Corp.
58,000 2.250%, 11/01/30 177,001
115,000 0.000%, 08/15/32* 167,565
126,000 MP Materials Corp.*^
3.000%, 03/01/30 357,131
51,000 Peabody Energy Corp.
3.250%, 03/01/28 99,483
801,180
Other (1.7%)
47,000 Intuitive Machines, Inc.*
2.500%, 10/01/30 84,921
77,000 Ormat Technologies, Inc.
2.500%, 07/15/27 115,456
72,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 89,707
39,000 Xometry, Inc.*
0.750%, 06/15/30 57,840
347,924
Real Estate (2.6%)
Welltower OP LLC*
148,000 3.125%, 07/15/29 225,864
149,000 2.750%, 05/15/28 294,941
520,805
Utilities (7.1%)
77,000 Alliant Energy Corp.
3.875%, 03/15/26 80,061
141,000 CenterPoint Energy, Inc.
4.250%, 08/15/26 157,329
170,000 Evergy, Inc.
4.500%, 12/15/27 216,039
PRINCIPAL
AMOUNT a a VALUE a
194,000 FirstEnergy Corp.*
3.625%, 01/15/29 $ 211,964
146,000 NextEra Energy Capital Holdings,
Inc.^
3.000%, 03/01/27 194,399
76,000 Pinnacle West Capital Corp.
4.750%, 06/15/27 83,130
52,000 TXNM Energy, Inc.
5.750%, 06/01/54 70,116
98,000 UGI Corp.^
5.000%, 06/01/28 148,538
WEC Energy Group, Inc.
113,000 4.375%, 06/01/27 131,502
140,000 4.375%, 06/01/29 167,850
1,460,928
TOTAL CONVERTIBLE BONDS
(Cost $12,450,985)
15,527,174
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (1.2%)
Financials (0.3%)
2,154 Galaxy Digital, Inc. - Class A# 60,872
Health Care (0.9%)
5,111 Brookdale Senior Living, Inc.# 76,665
623 Jazz Pharmaceuticals PLC# 102,477
179,142
TOTAL COMMON STOCKS
(Cost $219,821)
240,014
CONVERTIBLE PREFERRED STOCKS (22.3%)
Financials (4.2%)
4,223
Apollo Global Management, Inc.
6.750%, 07/31/26 292,950
4,304
ARES Management Corp.^
6.750%, 10/01/27 205,860
7,384
KKR & Co., Inc.^
6.250%, 03/01/28 361,373
860,183
Health Care (1.5%)
1,197
BrightSpring Health Services, Inc.
6.750%, 02/01/27 159,716
422
Bruker Corp.#^
6.375%, 09/01/28 146,370
306,086
Industrials (6.5%)
16,443
Boeing Co.
6.000%, 10/15/27 1,228,621
1,630
QXO, Inc.^
5.500%, 05/15/28 103,261
1,331,882
Information Technology (3.8%)
4,357
Hewlett Packard Enterprise Co.^
7.625%, 09/01/27 263,903
4,234
Microchip Technology, Inc.
7.500%, 03/15/28 283,001

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Convertible Equity Alternative ETF
Schedule of Investments January 31, 2026 (unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
2,003
Novanta, Inc.#
6.500%, 11/01/28 $ 119,659
1,620
Shift4 Payments, Inc.^
6.000%, 05/01/28 121,727
788,290
Materials (2.3%)
6,671
Albemarle Corp.
7.250%, 03/01/27
462,567
Utilities (4.0%)
2,420
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)#^§
3.369%, 09/15/29 88,850
NextEra Energy, Inc.^
4,311 7.234%, 11/01/27 220,206
5,824 7.299%, 06/01/27 323,057
4,488
PG&E Corp.^
6.000%, 12/01/27 179,341
811,454
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $4,207,041)
4,560,462
WARRANTS (0.0%)#
Real Estate (0.0%)
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 91
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 48
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 42
TOTAL WARRANTS
(Cost $–)
181
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (18.3%)
3,744,321
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $3,744,321) $ 3,744,321
TOTAL INVESTMENTS (117.6%)
(Cost $20,622,168)
$ 24,072,152
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-18.3%) (3,744,321)
OTHER ASSETS, LESS LIABILITIES (0.7%)
146,453
NET ASSETS (100.0%) $ 20,474,284
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
# Non-income producing security.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 85 $ — $ 15,527,174 $ — $ 15,527,174
Common Stocks 3 240,014 — — 240,014
Convertible Preferred Stocks 16 4,471,612 88,850 — 4,560,462
Warrants 3 181 — — 181
Investment of Cash Collateral for Securities Loaned 1 — 3,744,321 — 3,744,321
Total $ 4,711,807 $ 19,360,345 $ — $ 24,072,152

Calamos Nasdaq
®
Equity & Income ETF
Schedule of Investments January 31, 2026 (unaudited)
83
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (88.7%)
Other (88.7%)
72,937 Franklin Senior Loan ETF $ 1,705,267
12,745
iShares 5-10 Year Investment Grade
Corporate Bond ETF 688,358
54,263 Janus Henderson AAA CLO ETF 2,749,506
43,588
Schwab 1-5 Year Corporate Bond
ETF 1,088,828
119,060 Simplify MBS ETF 6,000,624
153,817
State Street SPDR Portfolio High
Yield Bond ETF 3,663,921
79,255
Vanguard Emerging Markets
Government Bond ETF 5,362,393
21,258,897
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $21,122,667)
21,258,897
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (10.5%)#Ω
Communication Services (1.7%)
64
2,163,200
Alphabet, Inc. Call, Expires
12/18/26, Strike $340.00 319,789
16
1,146,400
Meta Platforms, Inc. Call, Expires
03/20/26, Strike $705.00 62,950
160
1,335,840
Netflix, Inc. Call, Expires 09/18/26,
Strike $134.00 14,176
16
315,536
T-Mobile U.S., Inc. Call, Expires
09/18/26, Strike $250.00 7,408
404,323
Consumer Discretionary (1.3%)
64
1,531,520
Amazon.com, Inc. Call, Expires
03/20/26, Strike $219.00 170,903
16
688,656
Tesla, Inc. Call, Expires 12/18/26,
Strike $420.00 152,761
323,664
Consumer Staples (0.1%)
16
1,504,400
Costco Wholesale Corp. Call,
Expires 06/18/26, Strike $1,060.00 29,689
Health Care (0.2%)
16
547,008
Amgen, Inc. Call, Expires 03/20/26,
Strike $323.00 38,581
Information Technology (3.8%)
16
378,768
Advanced Micro Devices, Inc. Call,
Expires 09/18/26, Strike $200.00 99,233
80
2,075,840
Apple, Inc. Call, Expires 09/18/26,
Strike $245.00 280,574
51
1,689,630
Broadcom, Inc. Call, Expires
06/18/26, Strike $315.00 263,960
48
375,936
Cisco Systems, Inc. Call, Expires
12/18/26, Strike $78.00 43,295
34
1,462,986
Microsoft Corp. Call, Expires
06/18/26, Strike $495.00 34,052
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
112
2,140,656
NVIDIA Corp. Call, Expires
12/18/26, Strike $250.00 $ 181,508
16
242,544
QUALCOMM, Inc. Call, Expires
03/20/26, Strike $176.00 2,906
905,528
Materials (0.2%)
16
731,152
Linde PLC Call, Expires 06/18/26,
Strike $455.00 46,014
Other (3.2%)
272
2,825,264
Direxion Nasdaq-100® Equal
Weighted Index Shares Call,
Expires 03/20/26, Strike $88.50 439,272
68
706,316
Direxion Nasdaq-100® Equal
Weighted Index Shares Call,
Expires 06/18/26, Strike $96.00 78,329
160
1,661,920
Direxion Nasdaq-100® Equal
Weighted Index Shares Call,
Expires 09/18/26, Strike $98.50 185,816
48
498,576
Direxion Nasdaq-100® Equal
Weighted Index Shares Call,
Expires 12/18/26, Strike $101.00 56,002
759,419
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $2,633,749)
2,507,218
TOTAL INVESTMENTS (99.2%)
(Cost $23,756,416)
23,766,115
OTHER ASSETS, LESS LIABILITIES (0.8%)
185,517
NET ASSETS (100.0%) $ 23,951,632
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Nasdaq
®
Equity & Income ETF
Schedule of Investments January 31, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 7 $ 21,258,897 $ — $ — $ 21,258,897
Exchange-Traded Purchased Options 20 — 2,507,218 — 2,507,218
Total $ 21,258,897 $ 2,507,218 $ — $ 23,766,115

Calamos Bitcoin Structured Alt Protection ETF
®
- January
Schedule of Investments January 31, 2026 (unaudited)
85
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (159.4%)#Ω
Long Call Option (157.7%)
1,458
28,845,072
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $197.86 $ 6,311,682
573
39,649,881
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $1.00 39,205,233
45,516,915
Long Put Option (1.7%)
573
39,649,881
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $501.00 495,645
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $46,016,593)
46,012,560
TOTAL INVESTMENTS (159.4%)
(Cost $46,016,593)
46,012,560
LIABILITIES, LESS OTHER ASSETS (-59.4%)
(17,151,790)
NET ASSETS (100.0%) $ 28,860,770
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-60.2%)#Ω
Short Call Option (-60.2%)
(1,458)
(28,845,072)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $214.40 $ (5,259,006)
(573)
(39,649,881)
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $501.00 (12,118,950)
(17,377,956)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $17,374,810) $ (17,377,956)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 46,012,560 $ — $ 46,012,560
Total $ — $ 46,012,560 $ — $ 46,012,560
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 17,377,956 $ — $ 17,377,956
Total $ — $ 17,377,956 $ — $ 17,377,956

Calamos Bitcoin Structured Alt Protection ETF
®
- April
Schedule of Investments January 31, 2026 (unaudited)
86
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (94.2%)
Other (94.2%)
4,843,000 U.S. Treasury Bills~
3.822%, 03/19/26
(Cost $4,819,666) $ 4,821,087
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (12.2%)#Ω
Long Call Option (12.2%)
272
5,381,248
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/07/26, Strike $184.65
(Cost $3,348,367) 625,013
TOTAL INVESTMENTS (106.4%)
(Cost $8,168,033)
5,446,100
LIABILITIES, LESS OTHER ASSETS (-6.4%)
(327,013)
NET ASSETS (100.0%) $ 5,119,087
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.5%)#Ω
Short Call Option (-6.5%)
(272)
(5,381,248)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/07/26, Strike $204.76
(Premium $1,895,620) $ (330,436)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,986,172.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 4,821,087 $ — $ 4,821,087
Exchange-Traded Purchased Option 1 — 625,013 — 625,013
Total $ — $ 5,446,100 $ — $ 5,446,100
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 330,436 $ — $ 330,436
Total $ — $ 330,436 $ — $ 330,436

Calamos Bitcoin Structured Alt Protection ETF
®
- July
Schedule of Investments January 31, 2026 (unaudited)
87
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (98.8%)
Other (98.8%)
4,917,600 U.S. Treasury Bills~
3.958%, 07/09/26
(Cost $4,835,137) $ 4,841,961
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (3.1%)#Ω
Long Call Option (3.1%)
194
3,838,096
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $257.50
(Cost $1,373,732) 154,599
TOTAL INVESTMENTS (101.9%)
(Cost $6,208,869)
4,996,560
LIABILITIES, LESS OTHER ASSETS (-1.9%)
(95,371)
NET ASSETS (100.0%) $ 4,901,189
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-1.9%)#Ω
Short Call Option (-1.9%)
(194)
(3,838,096)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $283.25
(Premium $817,930) $ (94,959)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,461,547.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 4,841,961 $ — $ 4,841,961
Exchange-Traded Purchased Option 1 — 154,599 — 154,599
Total $ — $ 4,996,560 $ — $ 4,996,560
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 94,959 $ — $ 94,959
Total $ — $ 94,959 $ — $ 94,959

Calamos Bitcoin Structured Alt Protection ETF
®
- October
Schedule of Investments January 31, 2026 (unaudited)
88
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (98.5%)
Other (98.5%)
7,395,000 U.S. Treasury Bills~
3.621%, 10/01/26
(Cost $7,221,960) $ 7,225,303
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (3.4%)#Ω
Long Call Option (3.4%)
260
5,143,840
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $287.63
(Cost $1,273,748) 252,976
TOTAL INVESTMENTS (101.9%)
(Cost $8,495,708)
7,478,279
LIABILITIES, LESS OTHER ASSETS (-1.9%)
(140,394)
NET ASSETS (100.0%) $ 7,337,885
EXCHANGE-TRADED WRITTEN OPTION  (-2.5%)#Ω
Short Call Option (-2.5%)
(260)
(5,143,840)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $311.99
(Premium $1,069,278) $ (184,262)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,946,289.
Ω FLexible EXchange® Options (see Note 1).
# Non-income producing security.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 7,225,303 $ — $ 7,225,303
Exchange-Traded Purchased Option 1 — 252,976 — 252,976
Total $ — $ 7,478,279 $ — $ 7,478,279
Liabilities: — — — —
Exchange-Traded Written Option 1 — 184,262 — 184,262
Total $ — $ 184,262 $ — $ 184,262

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January
Schedule of Investments January 31, 2026 (unaudited)
89
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (142.0%)#Ω
Long Call Option (140.6%)
1,305
25,818,120
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $158.29 $ 8,412,030
409
28,301,573
State Street SPDR S&P 500 ETF
Trust Expires 01/29/27, Strike
$3.00 27,905,252
36,317,282
Long Put Option (1.4%)
409
28,301,573
State Street SPDR S&P 500 ETF
Trust Expires 01/29/27, Strike
$503.00 359,920
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $36,680,490)
36,677,202
TOTAL INVESTMENTS (142.0%)
(Cost $36,680,490)
36,677,202
LIABILITIES, LESS OTHER ASSETS (-42.0%)
(10,851,112)
NET ASSETS (100.0%) $ 25,826,090
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-42.9%)#Ω
Short Call Option (-42.9%)
(1,305)
(25,818,120)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $272.06 $ (2,496,465)
(409)
(28,301,573)
State Street SPDR S&P 500 ETF
Trust Expires 01/29/27, Strike
$503.00 (8,577,548)
(11,074,013)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $11,071,358) $ (11,074,013)
Ω FLexible EXchange® Options (see Note 1).
# Non-income producing security.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 36,677,202 $ — $ 36,677,202
Total $ — $ 36,677,202 $ — $ 36,677,202
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 11,074,013 $ — $ 11,074,013
Total $ — $ 11,074,013 $ — $ 11,074,013

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April
Schedule of Investments January 31, 2026 (unaudited)
90
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (73.1%)
Other (73.1%)
1,955,000 U.S. Treasury Bills~
3.751%, 03/19/26
(Cost $1,945,752) $ 1,946,154
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (27.1%)#Ω
Long Call Option (27.1%)
136
2,690,624
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/07/26, Strike $147.72
(Cost $1,934,105) 722,467
TOTAL INVESTMENTS (100.2%)
(Cost $3,879,857)
2,668,621
LIABILITIES, LESS OTHER ASSETS (-0.2%)
(6,380)
NET ASSETS (100.0%) $ 2,662,241
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.5%)#Ω
Short Call Option (-0.5%)
(136)
(2,690,624)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/07/26, Strike $279.25
(Premium $452,362) $ (12,509)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $793,991.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 1,946,154 $ — $ 1,946,154
Exchange-Traded Purchased Option 1 — 722,467 — 722,467
Total $ — $ 2,668,621 $ — $ 2,668,621
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 12,509 $ — $ 12,509
Total $ — $ 12,509 $ — $ 12,509

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July
Schedule of Investments January 31, 2026 (unaudited)
91
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (90.5%)
Other (90.5%)
9,789,900 U.S. Treasury Bills~
3.878%, 07/09/26
(Cost $9,628,983) $ 9,639,320
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (9.9%)#Ω
Long Call Option (9.9%)
485
9,595,240
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $206.00
(Cost $3,712,771) 1,059,645
TOTAL INVESTMENTS (100.4%)
(Cost $13,341,754)
10,698,965
LIABILITIES, LESS OTHER ASSETS (-0.4%)
(41,767)
NET ASSETS (100.0%) $ 10,657,198
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-0.6%)#Ω
Short Call Option (-0.6%)
(485)
(9,595,240)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $363.20
(Premium $755,011) $ (62,864)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,142,903.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 9,639,320 $ — $ 9,639,320
Exchange-Traded Purchased Option 1 — 1,059,645 — 1,059,645
Total $ — $ 10,698,965 $ — $ 10,698,965
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 62,864 $ — $ 62,864
Total $ — $ 62,864 $ — $ 62,864

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October
Schedule of Investments January 31, 2026 (unaudited)
92
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (91.4%)
Other (91.4%)
29,685,000 U.S. Treasury Bills~
3.585%, 10/01/26
(Cost $28,996,932) $ 29,003,803
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (9.0%)#Ω
Long Call Option (9.0%)
1,303
25,778,552
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $230.10
(Cost $5,818,411) 2,834,653
TOTAL INVESTMENTS (100.4%)
(Cost $34,815,343)
31,838,456
LIABILITIES, LESS OTHER ASSETS (-0.4%)
(115,594)
NET ASSETS (100.0%) $ 31,722,862
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-1.0%)#Ω
Short Call Option (-1.0%)
(1,303)
(25,778,552)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $407.34
(Premium $1,235,480) $ (327,224)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,637,672.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 29,003,803 $ — $ 29,003,803
Exchange-Traded Purchased Option 1 — 2,834,653 — 2,834,653
Total $ — $ 31,838,456 $ — $ 31,838,456
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 327,224 $ — $ 327,224
Total $ — $ 327,224 $ — $ 327,224

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January
Schedule of Investments January 31, 2026 (unaudited)
93
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (150.1%)#Ω
Long Call Option (148.5%)
884
17,489,056
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $178.07 $ 4,680,780
312
21,589,464
State Street SPDR S&P 500 ETF
Trust Expires 01/29/27, Strike
$2.00 21,317,088
25,997,868
Long Put Option (1.6%)
312
21,589,464
State Street SPDR S&P 500 ETF
Trust Expires 01/29/27, Strike
$502.00 272,064
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,272,268)
26,269,932
TOTAL INVESTMENTS (150.1%)
(Cost $26,272,268)
26,269,932
LIABILITIES, LESS OTHER ASSETS (-50.1%)
(8,769,234)
NET ASSETS (100.0%) $ 17,500,698
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-51.0%)#Ω
Short Call Option (-51.0%)
(884)
(17,489,056)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $241.86 $ (2,357,628)
(312)
(21,589,464)
State Street SPDR S&P 500 ETF
Trust Expires 01/29/27, Strike
$502.00 (6,570,720)
(8,928,348)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $8,926,496) $ (8,928,348)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 26,269,932 $ — $ 26,269,932
Total $ — $ 26,269,932 $ — $ 26,269,932
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 8,928,348 $ — $ 8,928,348
Total $ — $ 8,928,348 $ — $ 8,928,348

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April
Schedule of Investments January 31, 2026 (unaudited)
94
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (82.7%)
Other (82.7%)
4,358,000 U.S. Treasury Bills~
3.755%, 03/19/26
(Cost $4,337,366) $ 4,338,281
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (19.1%)#Ω
Long Call Option (19.1%)
272
5,381,248
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/07/26, Strike $166.19
(Cost $3,793,087) 1,002,758
TOTAL INVESTMENTS (101.8%)
(Cost $8,130,453)
5,341,039
LIABILITIES, LESS OTHER ASSETS (-1.8%)
(94,015)
NET ASSETS (100.0%) $ 5,247,024
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-1.8%)#Ω
Short Call Option (-1.8%)
(272)
(5,381,248)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/07/26, Strike $238.44
(Premium $1,362,228) $ (94,897)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,787,077.
# Non-income producing security.
Ω FLexible EXchange ® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 4,338,281 $ — $ 4,338,281
Exchange-Traded Purchased Option 1 — 1,002,758 — 1,002,758
Total $ — $ 5,341,039 $ — $ 5,341,039
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 94,897 $ — $ 94,897
Total $ — $ 94,897 $ — $ 94,897

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July
Schedule of Investments January 31, 2026 (unaudited)
95
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (95.2%)
Other (95.2%)
8,826,900 U.S. Treasury Bills~
3.932%, 07/09/26
(Cost $8,679,843) $ 8,691,132
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (5.7%)#Ω
Long Call Option (5.7%)
388
7,676,192
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $231.75
(Cost $3,103,806) 515,302
TOTAL INVESTMENTS (100.9%)
(Cost $11,783,649)
9,206,434
LIABILITIES, LESS OTHER ASSETS (-0.9%)
(79,380)
NET ASSETS (100.0%) $ 9,127,054
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-1.1%)#Ω
Short Call Option (-1.1%)
(388)
(7,676,192)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/07/26, Strike $321.10
(Premium $1,185,284) $ (97,210)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,101,549.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 8,691,132 $ — $ 8,691,132
Exchange-Traded Purchased Option 1 — 515,302 — 515,302
Total $ — $ 9,206,434 $ — $ 9,206,434
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 97,210 $ — $ 97,210
Total $ — $ 97,210 $ — $ 97,210

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October
Schedule of Investments January 31, 2026 (unaudited)
96
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (95.5%)
Other (95.5%)
9,988,900 U.S. Treasury Bills~
3.615%, 10/01/26
(Cost $9,755,481) $ 9,759,680
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (5.5%)#Ω
Long Call Option (5.5%)
391
7,735,544
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $258.87
(Cost $1,979,448) 564,943
TOTAL INVESTMENTS (101.0%)
(Cost $11,734,929)
10,324,623
LIABILITIES, LESS OTHER ASSETS (-1.0%)
(103,938)
NET ASSETS (100.0%) $ 10,220,685
EXCHANGE-TRADED WRITTEN OPTION  (-1.6%)#Ω
Short Call Option (-1.6%)
(391)
(7,735,544)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $355.02
(Premium $806,144) $ (166,567)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,486,123.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 9,759,680 $ — $ 9,759,680
Exchange-Traded Purchased Option 1 — 564,943 — 564,943
Total $ — $ 10,324,623 $ — $ 10,324,623
Liabilities: — — — —
Exchange-Traded Written Option 1 — 166,567 — 166,567
Total $ — $ 166,567 $ — $ 166,567

Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Schedule of Investments January 31, 2026 (unaudited)
97
www.calamos.com
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at January 31, 2026, and for the period of August 1, 2025  through
January 31, 2026 are as follows:
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
304,426
Calamos S&P 500® Structured Alt
Protection ETF® - April $ 7,967,437
294,339
Calamos S&P 500® Structured Alt
Protection ETF® - August 7,966,962
304,544
Calamos S&P 500® Structured Alt
Protection ETF® - December 7,957,735
310,345
Calamos S&P 500® Structured Alt
Protection ETF® - February 7,988,280
316,053
Calamos S&P 500® Structured Alt
Protection ETF® - January 7,958,278
294,888
Calamos S&P 500® Structured Alt
Protection ETF® - July 7,969,348
293,084
Calamos S&P 500® Structured Alt
Protection ETF® - June 7,966,023
NUMBER OF
SHARES b b VALUE b
315,042
Calamos S&P 500® Structured Alt
Protection ETF® - March $ 7,979,982
276,819
Calamos S&P 500® Structured Alt
Protection ETF® - May 7,955,778
294,397
Calamos S&P 500® Structured Alt
Protection ETF® - November 7,954,195
292,922
Calamos S&P 500® Structured Alt
Protection ETF® - October 7,966,014
293,032
Calamos S&P 500® Structured Alt
Protection ETF® - September 7,955,585
95,585,617
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $90,801,437)
95,585,617
TOTAL INVESTMENTS (99.9%)
(Cost $90,801,437)
95,585,617
OTHER ASSETS, LESS LIABILITIES (0.1%)
83,364
NET ASSETS (100.0%) $ 95,668,981
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos S&P 500® Structured Alt
Protection ETF® - April $ 6,575,117 $ 1,734,075 $ 549,791 $ — $ 17,259 $ 190,777 $ 7,967,437
Calamos S&P 500® Structured Alt
Protection ETF® - August 6,656,439 1,748,176 667,086 — 39,987 189,446 7,966,962
Calamos S&P 500® Structured Alt
Protection ETF® - December 6,654,257 1,755,887 755,960 — 35,835 267,716 7,957,735
Calamos S&P 500® Structured Alt
Protection ETF® - February 6,619,206 1,742,085 652,021 — 24,055 254,955 7,988,280
Calamos S&P 500® Structured Alt
Protection ETF® - January 6,614,749 1,739,338 639,899 — 25,602 218,488 7,958,278
Calamos S&P 500® Structured Alt
Protection ETF® - July 6,649,295 1,744,550 643,544 — 39,974 179,073 7,969,348
Calamos S&P 500® Structured Alt
Protection ETF® - June 6,574,790 1,731,277 549,554 — 9,742 199,768 7,966,023
Calamos S&P 500® Structured Alt
Protection ETF® - March 6,601,081 1,735,315 607,209 — 19,345 231,450 7,979,982
Calamos S&P 500® Structured Alt
Protection ETF® - May 6,567,188 1,743,374 548,352 — 31,166 162,402 7,955,778
Calamos S&P 500® Structured Alt
Protection ETF® - November 6,614,254 1,737,106 604,874 — 27,717 179,992 7,954,195
Calamos S&P 500® Structured Alt
Protection ETF® - October 6,623,601 1,738,385 598,229 — 27,762 174,495 7,966,014
Calamos S&P 500® Structured Alt
Protection ETF® - September 6,638,398 1,742,464 640,097 — 34,112 180,708 7,955,585
$ 79,388,375 $ 20,892,032 $ 7,456,616 $ — $ 332,556 $ 2,429,270 $ 95,585,617

See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Schedule of Investments January 31, 2026 (unaudited)
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 12 $ 95,585,617 $ — $ — $ 95,585,617
Total $ 95,585,617 $ — $ — $ 95,585,617

Calamos Laddered Bitcoin Structured Alt Protection ETF
®
Schedule of Investments January 31, 2026 (unaudited)
99
www.calamos.com
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at January 31, 2026, and for the period of October 14, 2025 (commencement of operations) through January 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
17,512
Calamos Bitcoin Structured Alt
Protection ETF® - April $ 448,589
17,854
Calamos Bitcoin Structured Alt
Protection ETF® - January 428,675
18,345
Calamos Bitcoin Structured Alt
Protection ETF® - July 449,636
NUMBER OF
SHARES b b VALUE b
18,748
Calamos Bitcoin Structured Alt
Protection ETF® - October $ 458,668
1,785,568
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $1,869,463)
1,785,568
TOTAL INVESTMENTS (99.9%)
(Cost $1,869,463)
1,785,568
OTHER ASSETS, LESS LIABILITIES (0.1%)
2,470
NET ASSETS (100.0%) $ 1,788,038
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin Structured Alt
Protection ETF® - April $ — $ 467,895 $ — $ — $ — ( $ 19,306 ) $ 448,589
Calamos Bitcoin Structured Alt
Protection ETF® - January — 466,752 — — — (38,077) 428,675
Calamos Bitcoin Structured Alt
Protection ETF® - July — 467,306 — — — (17,670) 449,636
Calamos Bitcoin Structured Alt
Protection ETF® - October — 467,510 — — — (8,842) 458,668
$ — $ 1,869,463 $ — $ — $ — ( $ 83,895 ) $ 1,785,568
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 1,785,568 $ — $ — $ 1,785,568
Total $ 1,785,568 $ — $ — $ 1,785,568

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
Schedule of Investments January 31, 2026 (unaudited)
100
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Amounts relating to investments in affiliated funds at January 31, 2026, and for the period of October 14, 2025 (commencement of operations) through January 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.7%)
Other (99.7%)
28,657
Calamos Bitcoin 80 Series
Structured Alt Protection ETF®
- April $ 763,546
32,449
Calamos Bitcoin 80 Series
Structured Alt Protection ETF®
- January 671,126
35,983
Calamos Bitcoin 80 Series
Structured Alt Protection ETF®
- July 767,158
NUMBER OF
SHARES b b VALUE b
38,203
Calamos Bitcoin 80 Series
Structured Alt Protection ETF®
- October $ 809,006
3,010,836
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $3,345,566)
3,010,836
TOTAL INVESTMENTS (99.7%)
(Cost $3,345,566)
3,010,836
OTHER ASSETS, LESS LIABILITIES (0.3%)
9,137
NET ASSETS (100.0%) $ 3,019,973
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin 80 Series Structured
Alt Protection ETF® - April $ — $ 851,219 $ — $ 2,369 $ — ( $ 87,673 ) $ 763,546
Calamos Bitcoin 80 Series Structured
Alt Protection ETF® - January — 789,886 — 3,430 — (118,760) 671,126
Calamos Bitcoin 80 Series Structured
Alt Protection ETF® - July — 841,393 — 3,869 — (74,235) 767,158
Calamos Bitcoin 80 Series Structured
Alt Protection ETF® - October — 863,068 — 606 — (54,062) 809,006
$ — $ 3,345,566 $ — $ 10,274 $ — ( $ 334,730 ) $ 3,010,836
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 3,010,836 $ — $ — $ 3,010,836
Total $ 3,010,836 $ — $ — $ 3,010,836

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
Schedule of Investments January 31, 2026 (unaudited)
101
www.calamos.com
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at January 31, 2026, and for the period of October 14, 2025 (commencement of operations) through January 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.8%)
Other (99.8%)
15,760
Calamos Bitcoin 90 Series
Structured Alt Protection ETF®
- April $ 414,203
16,773
Calamos Bitcoin 90 Series
Structured Alt Protection ETF®
- January 366,490
18,082
Calamos Bitcoin 90 Series
Structured Alt Protection ETF®
- July 412,501
NUMBER OF
SHARES b b VALUE b
18,969
Calamos Bitcoin 90 Series
Structured Alt Protection ETF®
- October $ 431,165
1,624,359
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $1,840,154)
1,624,359
TOTAL INVESTMENTS (99.8%)
(Cost $1,840,154)
1,624,359
OTHER ASSETS, LESS LIABILITIES (0.2%)
2,692
NET ASSETS (100.0%) $ 1,627,051
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin 90 Series Structured
Alt Protection ETF® - April $ — $ 462,500 $ — $ 8,377 $ — ( $ 48,297 ) $ 414,203
Calamos Bitcoin 90 Series Structured
Alt Protection ETF® - January — 455,210 — 7,486 — (88,720) 366,490
Calamos Bitcoin 90 Series Structured
Alt Protection ETF® - July — 459,716 — 5,773 — (47,215) 412,501
Calamos Bitcoin 90 Series Structured
Alt Protection ETF® - October — 462,727 — 2,204 — (31,562) 431,165
$ — $ 1,840,153 $ — $ 23,840 $ — ( $ 215,794 ) $ 1,624,359
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 1,624,359 $ — $ — $ 1,624,359
Total $ 1,624,359 $ — $ — $ 1,624,359

Calamos S&P 500
®
Structured Alt Protection ETF
®
- January
Schedule of Investments January 31, 2026 (unaudited)
102
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (104.5%)#Ω
Long Call Option (99.4%)
349
24,149,753
SPDR® S&P 500® ETF Trust
Expires 12/31/26, Strike $4.71 $ 23,857,212
Long Put Option (5.1%)
349
24,149,753
SPDR® S&P 500® ETF Trust
Expires 12/31/26, Strike $681.92 1,231,281
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $24,735,514)
25,088,493
TOTAL INVESTMENTS (104.5%)
(Cost $24,735,514)
25,088,493
LIABILITIES, LESS OTHER ASSETS (-4.5%)
(1,085,765)
NET ASSETS (100.0%) $ 24,002,728
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.3%)#Ω
Short Call Option (-5.3%)
(349)
(24,149,753)
SPDR® S&P 500® ETF Trust
Expires 12/31/26, Strike $725.43
(Premium $1,100,657) $ (1,272,582)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 25,088,493 $ — $ 25,088,493
Total $ — $ 25,088,493 $ — $ 25,088,493
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,272,582 $ — $ 1,272,582
Total $ — $ 1,272,582 $ — $ 1,272,582

Calamos S&P 500
®
Structured Alt Protection ETF
®
- February
Schedule of Investments January 31, 2026 (unaudited)
103
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (104.1%)#Ω
Long Call Option (98.3%)
325
22,489,025
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $4.77 $ 22,140,625
Long Put Option (5.8%)
325
22,489,025
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $691.97 1,295,450
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $23,437,114)
23,436,075
TOTAL INVESTMENTS (104.1%)
(Cost $23,437,114)
23,436,075
LIABILITIES, LESS OTHER ASSETS (-4.1%)
(916,101)
NET ASSETS (100.0%) $ 22,519,974
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-4.9%)#Ω
Short Call Option (-4.9%)
(325)
(22,489,025)
SPDR® S&P 500® ETF Trust
Expires 01/29/27, Strike $735.70
(Premium $1,106,430) $ (1,106,950)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 23,436,075 $ — $ 23,436,075
Total $ — $ 23,436,075 $ — $ 23,436,075
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,106,950 $ — $ 1,106,950
Total $ — $ 1,106,950 $ — $ 1,106,950

Calamos S&P 500
®
Structured Alt Protection ETF
®
- March
Schedule of Investments January 31, 2026 (unaudited)
104
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (109.3%)#Ω
Long Call Option (109.2%)
360
24,910,920
SPDR® S&P 500® ETF Trust
Expires 02/27/26, Strike $0.83 $ 24,887,254
Long Put Option (0.1%)
360
24,910,920
SPDR® S&P 500® ETF Trust
Expires 02/27/26, Strike $594.18 23,421
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $21,913,634)
24,910,675
TOTAL INVESTMENTS (109.3%)
(Cost $21,913,634)
24,910,675
LIABILITIES, LESS OTHER ASSETS (-9.3%)
(2,110,852)
NET ASSETS (100.0%) $ 22,799,823
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.9%)#Ω
Short Call Option (-8.9%)
(360)
(24,910,920)
SPDR® S&P 500® ETF Trust
Expires 02/27/26, Strike $639.52
(Premium $525,339) $ (2,033,165)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 24,910,675 $ — $ 24,910,675
Total $ — $ 24,910,675 $ — $ 24,910,675
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,033,165 $ — $ 2,033,165
Total $ — $ 2,033,165 $ — $ 2,033,165

Calamos S&P 500
®
Structured Alt Protection ETF
®
- April
Schedule of Investments January 31, 2026 (unaudited)
105
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (116.1%)#Ω
Long Call Option (115.9%)
253
17,506,841
SPDR® S&P 500® ETF Trust
Expires 03/31/26, Strike $0.78 $ 17,458,008
Long Put Option (0.2%)
253
17,506,841
SPDR® S&P 500® ETF Trust
Expires 03/31/26, Strike $559.39 34,856
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $14,870,402)
17,492,864
TOTAL INVESTMENTS (116.1%)
(Cost $14,870,402)
17,492,864
LIABILITIES, LESS OTHER ASSETS (-16.1%)
(2,429,019)
NET ASSETS (100.0%) $ 15,063,845
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-15.8%)#Ω
Short Call Option (-15.8%)
(253)
(17,506,841)
SPDR® S&P 500® ETF Trust
Expires 03/31/26, Strike $602.91
(Premium $492,172) $ (2,384,943)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 17,492,864 $ — $ 17,492,864
Total $ — $ 17,492,864 $ — $ 17,492,864
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,384,943 $ — $ 2,384,943
Total $ — $ 2,384,943 $ — $ 2,384,943

Calamos S&P 500
®
Structured Alt Protection ETF
®
- May
Schedule of Investments January 31, 2026 (unaudited)
106
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (118.1%)#Ω
Long Call Option (117.7%)
936
64,768,392
SPDR® S&P 500® ETF Trust
Expires 04/30/26, Strike $3.83 $ 64,323,948
Long Put Option (0.4%)
936
64,768,392
SPDR® S&P 500® ETF Trust
Expires 04/30/26, Strike $554.54 228,677
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $54,769,331)
64,552,625
TOTAL INVESTMENTS (118.1%)
(Cost $54,769,331)
64,552,625
LIABILITIES, LESS OTHER ASSETS (-18.1%)
(9,901,019)
NET ASSETS (100.0%) $ 54,651,606
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-18.3%)#Ω
Short Call Option (-18.3%)
(936)
(64,768,392)
SPDR® S&P 500® ETF Trust
Expires 04/30/26, Strike $593.36
(Premium $2,988,936) $ (10,025,752)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 64,552,625 $ — $ 64,552,625
Total $ — $ 64,552,625 $ — $ 64,552,625
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 10,025,752 $ — $ 10,025,752
Total $ — $ 10,025,752 $ — $ 10,025,752

Calamos S&P 500
®
Structured Alt Protection ETF
®
- June
Schedule of Investments January 31, 2026 (unaudited)
107
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (111.9%)#Ω
Long Call Option (111.0%)
198
13,701,006
SPDR® S&P 500® ETF Trust
Expires 05/29/26, Strike $4.07 $ 13,599,901
Long Put Option (0.9%)
198
13,701,006
SPDR® S&P 500® ETF Trust
Expires 05/29/26, Strike $589.39 107,257
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $12,499,308)
13,707,158
TOTAL INVESTMENTS (111.9%)
(Cost $12,499,308)
13,707,158
LIABILITIES, LESS OTHER ASSETS (-11.9%)
(1,462,036)
NET ASSETS (100.0%) $ 12,245,122
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-12.2%)#Ω
Short Call Option (-12.2%)
(198)
(13,701,006)
SPDR® S&P 500® ETF Trust
Expires 05/29/26, Strike $632.61
(Premium $691,044) $ (1,492,789)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 13,707,158 $ — $ 13,707,158
Total $ — $ 13,707,158 $ — $ 13,707,158
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,492,789 $ — $ 1,492,789
Total $ — $ 1,492,789 $ — $ 1,492,789

Calamos S&P 500
®
Structured Alt Protection ETF
®
- July
Schedule of Investments January 31, 2026 (unaudited)
108
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (108.5%)#Ω
Long Call Option (106.9%)
633
43,801,701
SPDR® S&P 500® ETF Trust
Expires 06/30/26, Strike $4.26 $ 43,317,456
Long Put Option (1.6%)
633
43,801,701
SPDR® S&P 500® ETF Trust
Expires 06/30/26, Strike $617.85 645,027
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $40,659,012)
43,962,483
TOTAL INVESTMENTS (108.5%)
(Cost $40,659,012)
43,962,483
LIABILITIES, LESS OTHER ASSETS (-8.5%)
(3,428,277)
NET ASSETS (100.0%) $ 40,534,206
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.8%)#Ω
Short Call Option (-8.8%)
(633)
(43,801,701)
SPDR® S&P 500® ETF Trust
Expires 06/30/26, Strike $660.01
(Premium $1,766,881) $ (3,550,497)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 43,962,483 $ — $ 43,962,483
Total $ — $ 43,962,483 $ — $ 43,962,483
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,550,497 $ — $ 3,550,497
Total $ — $ 3,550,497 $ — $ 3,550,497

Calamos S&P 500
®
Structured Alt Protection ETF
®
- August
Schedule of Investments January 31, 2026 (unaudited)
109
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (106.9%)#Ω
Long Call Option (104.7%)
663
45,877,611
SPDR® S&P 500® ETF Trust
Expires 07/31/26, Strike $4.36 $ 45,445,958
Long Put Option (2.2%)
663
45,877,611
SPDR® S&P 500® ETF Trust
Expires 07/31/26, Strike $632.08 932,508
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $43,451,842)
46,378,466
TOTAL INVESTMENTS (106.9%)
(Cost $43,451,842)
46,378,466
LIABILITIES, LESS OTHER ASSETS (-6.9%)
(2,988,053)
NET ASSETS (100.0%) $ 43,390,413
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-7.3%)#Ω
Short Call Option (-7.3%)
(663)
(45,877,611)
SPDR® S&P 500® ETF Trust
Expires 07/31/26, Strike $677.21
(Premium $1,751,715) $ (3,188,136)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 46,378,466 $ — $ 46,378,466
Total $ — $ 46,378,466 $ — $ 46,378,466
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,188,136 $ — $ 3,188,136
Total $ — $ 3,188,136 $ — $ 3,188,136

Calamos S&P 500
®
Structured Alt Protection ETF
®
- September
Schedule of Investments January 31, 2026 (unaudited)
110
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (106.4%)#Ω
Long Call Option (103.6%)
483
33,422,151
SPDR® S&P 500® ETF Trust
Expires 08/31/26, Strike $4.45 $ 33,110,455
Long Put Option (2.8%)
483
33,422,151
SPDR® S&P 500® ETF Trust
Expires 08/31/26, Strike $645.05 890,626
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $32,324,376)
34,001,081
TOTAL INVESTMENTS (106.4%)
(Cost $32,324,376)
34,001,081
LIABILITIES, LESS OTHER ASSETS (-6.4%)
(2,053,089)
NET ASSETS (100.0%) $ 31,947,992
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.9%)#Ω
Short Call Option (-6.9%)
(483)
(33,422,151)
SPDR® S&P 500® ETF Trust
Expires 08/31/26, Strike $687.56
(Premium $1,375,849) $ (2,200,459)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 34,001,081 $ — $ 34,001,081
Total $ — $ 34,001,081 $ — $ 34,001,081
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,200,459 $ — $ 2,200,459
Total $ — $ 2,200,459 $ — $ 2,200,459

Calamos S&P 500
®
Structured Alt Protection ETF
®
- October
Schedule of Investments January 31, 2026 (unaudited)
111
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (104.8%)#Ω
Long Call Option (101.1%)
382
26,433,254
SPDR® S&P 500® ETF Trust
Expires 09/30/26, Strike $4.60 $ 26,146,545
Long Put Option (3.7%)
382
26,433,254
SPDR® S&P 500® ETF Trust
Expires 09/30/26, Strike $666.18 959,405
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,497,232)
27,105,950
TOTAL INVESTMENTS (104.8%)
(Cost $26,497,232)
27,105,950
LIABILITIES, LESS OTHER ASSETS (-4.8%)
(1,242,693)
NET ASSETS (100.0%) $ 25,863,257
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.3%)#Ω
Short Call Option (-5.3%)
(382)
(26,433,254)
SPDR® S&P 500® ETF Trust
Expires 09/30/26, Strike $708.82
(Premium $1,208,307) $ (1,371,279)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 27,105,950 $ — $ 27,105,950
Total $ — $ 27,105,950 $ — $ 27,105,950
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,371,279 $ — $ 1,371,279
Total $ — $ 1,371,279 $ — $ 1,371,279

Calamos S&P 500
®
Structured Alt Protection ETF
®
- November
Schedule of Investments January 31, 2026 (unaudited)
112
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (103.5%)#Ω
Long Call Option (98.9%)
499
34,529,303
SPDR® S&P 500® ETF Trust
Expires 10/30/26, Strike $4.71 $ 34,143,993
Long Put Option (4.6%)
499
34,529,303
SPDR® S&P 500® ETF Trust
Expires 10/30/26, Strike $682.06 1,576,754
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $35,371,082)
35,720,747
TOTAL INVESTMENTS (103.5%)
(Cost $35,371,082)
35,720,747
LIABILITIES, LESS OTHER ASSETS (-3.5%)
(1,194,634)
NET ASSETS (100.0%) $ 34,526,113
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-4.2%)#Ω
Short Call Option (-4.2%)
(499)
(34,529,303)
SPDR® S&P 500® ETF Trust
Expires 10/30/26, Strike $728.32
(Premium $1,597,525) $ (1,439,095)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 35,720,747 $ — $ 35,720,747
Total $ — $ 35,720,747 $ — $ 35,720,747
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,439,095 $ — $ 1,439,095
Total $ — $ 1,439,095 $ — $ 1,439,095

Calamos S&P 500
®
Structured Alt Protection ETF
®
- December
Schedule of Investments January 31, 2026 (unaudited)
113
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (103.9%)#Ω
Long Call Option (99.0%)
625
43,248,125
SPDR® S&P 500® ETF Trust
Expires 11/30/26, Strike $4.72 $ 42,773,502
Long Put Option (4.9%)
625
43,248,125
SPDR® S&P 500® ETF Trust
Expires 11/30/26, Strike $683.39 2,116,194
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $44,527,283)
44,889,696
TOTAL INVESTMENTS (103.9%)
(Cost $44,527,283)
44,889,696
LIABILITIES, LESS OTHER ASSETS (-3.9%)
(1,691,191)
NET ASSETS (100.0%) $ 43,198,505
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-4.6%)#Ω
Short Call Option (-4.6%)
(625)
(43,248,125)
SPDR® S&P 500® ETF Trust
Expires 11/30/26, Strike $728.97
(Premium $2,113,023) $ (1,999,885)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 44,889,696 $ — $ 44,889,696
Total $ — $ 44,889,696 $ — $ 44,889,696
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,999,885 $ — $ 1,999,885
Total $ — $ 1,999,885 $ — $ 1,999,885

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March
Schedule of Investments January 31, 2026 (unaudited)
114
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (114.2%)#Ω
Long Call Option (114.1%)
204
12,686,148
Invesco QQQ Trust Series 1 Expires
02/27/26, Strike $0.71 $ 12,669,329
Long Put Option (0.1%)
204
12,686,148
Invesco QQQ Trust Series 1 Expires
02/27/26, Strike $508.17 10,934
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $11,116,314)
12,680,263
TOTAL INVESTMENTS (114.2%)
(Cost $11,116,314)
12,680,263
LIABILITIES, LESS OTHER ASSETS (-14.2%)
(1,573,555)
NET ASSETS (100.0%) $ 11,106,708
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.8%)#Ω
Short Call Option (-13.8%)
(204)
(12,686,148)
Invesco QQQ Trust Series 1 Expires
02/27/26, Strike $549.69
(Premium $326,388) $ (1,535,574)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 12,680,263 $ — $ 12,680,263
Total $ — $ 12,680,263 $ — $ 12,680,263
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,535,574 $ — $ 1,535,574
Total $ — $ 1,535,574 $ — $ 1,535,574

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June
Schedule of Investments January 31, 2026 (unaudited)
115
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (114.3%)#Ω
Long Call Option (113.2%)
497
30,906,939
Invesco QQQ Trust Series 1 Expires
05/29/26, Strike $3.58 $ 30,705,085
Long Put Option (1.1%)
497
30,906,939
Invesco QQQ Trust Series 1 Expires
05/29/26, Strike $519.11 301,390
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $27,950,115)
31,006,475
TOTAL INVESTMENTS (114.3%)
(Cost $27,950,115)
31,006,475
LIABILITIES, LESS OTHER ASSETS (-14.3%)
(3,868,402)
NET ASSETS (100.0%) $ 27,138,073
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-14.6%)#Ω
Short Call Option (-14.6%)
(497)
(30,906,939)
Invesco QQQ Trust Series 1 Expires
05/29/26, Strike $558.82
(Premium $1,756,461) $ (3,973,358)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 31,006,475 $ — $ 31,006,475
Total $ — $ 31,006,475 $ — $ 31,006,475
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,973,358 $ — $ 3,973,358
Total $ — $ 3,973,358 $ — $ 3,973,358

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September
Schedule of Investments January 31, 2026 (unaudited)
116
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (108.6%)#Ω
Long Call Option (105.1%)
444
27,611,028
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $3.94 $ 27,375,024
Long Put Option (3.5%)
444
27,611,028
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $570.40 899,454
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,737,805)
28,274,478
TOTAL INVESTMENTS (108.6%)
(Cost $26,737,805)
28,274,478
LIABILITIES, LESS OTHER ASSETS (-8.6%)
(2,240,203)
NET ASSETS (100.0%) $ 26,034,275
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-9.2%)#Ω
Short Call Option (-9.2%)
(444)
(27,611,028)
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $610.39
(Premium $1,548,513) $ (2,388,131)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 28,274,478 $ — $ 28,274,478
Total $ — $ 28,274,478 $ — $ 28,274,478
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,388,131 $ — $ 2,388,131
Total $ — $ 2,388,131 $ — $ 2,388,131

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December
Schedule of Investments January 31, 2026 (unaudited)
117
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.2%)#Ω
Long Call Option (98.5%)
480
29,849,760
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $4.27 $ 29,552,044
Long Put Option (6.7%)
480
29,849,760
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $619.25 1,998,007
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $31,488,313)
31,550,051
TOTAL INVESTMENTS (105.2%)
(Cost $31,488,313)
31,550,051
LIABILITIES, LESS OTHER ASSETS (-5.2%)
(1,548,062)
NET ASSETS (100.0%) $ 30,001,989
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.9%)#Ω
Short Call Option (-5.9%)
(480)
(29,849,760)
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $663.22
(Premium $1,937,425) $ (1,775,424)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 31,550,051 $ — $ 31,550,051
Total $ — $ 31,550,051 $ — $ 31,550,051
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,775,424 $ — $ 1,775,424
Total $ — $ 1,775,424 $ — $ 1,775,424

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January
Schedule of Investments January 31, 2026 (unaudited)
118
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (108.3%)#Ω
Long Call Option (102.7%)
2,109
54,760,185
iShares® Russell 2000® ETF
Expires 12/31/26, Strike $1.70 $ 53,979,833
Long Put Option (5.6%)
2,109
54,760,185
iShares® Russell 2000® ETF
Expires 12/31/26, Strike $246.16 2,976,155
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $54,791,954)
56,955,988
TOTAL INVESTMENTS (108.3%)
(Cost $54,791,954)
56,955,988
LIABILITIES, LESS OTHER ASSETS (-8.3%)
(4,377,761)
NET ASSETS (100.0%) $ 52,578,227
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-9.0%)#Ω
Short Call Option (-9.0%)
(2,109)
(54,760,185)
iShares® Russell 2000® ETF
Expires 12/31/26, Strike $264.65
(Premium $3,147,494) $ (4,730,429)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 56,955,988 $ — $ 56,955,988
Total $ — $ 56,955,988 $ — $ 56,955,988
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 4,730,429 $ — $ 4,730,429
Total $ — $ 4,730,429 $ — $ 4,730,429

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April
Schedule of Investments January 31, 2026 (unaudited)
119
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (120.4%)#Ω
Long Call Option (120.2%)
279
7,244,235
iShares® Russell 2000® ETF
Expires 03/31/26, Strike $0.28 $ 7,220,854
Long Put Option (0.2%)
279
7,244,235
iShares® Russell 2000® ETF
Expires 03/31/26, Strike $199.49 12,096
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $6,077,174)
7,232,950
TOTAL INVESTMENTS (120.4%)
(Cost $6,077,174)
7,232,950
LIABILITIES, LESS OTHER ASSETS (-20.4%)
(1,224,386)
NET ASSETS (100.0%) $ 6,008,564
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-20.0%)#Ω
Short Call Option (-20.0%)
(279)
(7,244,235)
iShares® Russell 2000® ETF
Expires 03/31/26, Strike $218.28
(Premium $265,835) $ (1,203,641)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 7,232,950 $ — $ 7,232,950
Total $ — $ 7,232,950 $ — $ 7,232,950
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,203,641 $ — $ 1,203,641
Total $ — $ 1,203,641 $ — $ 1,203,641

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July
Schedule of Investments January 31, 2026 (unaudited)
120
See accompanying Notes to Schedule of Investments
ETF FAMILY OF FUNDS SEMIANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (114.8%)#Ω
Long Call Option (113.5%)
1,073
27,860,445
iShares® Russell 2000® ETF
Expires 06/30/26, Strike $1.49 $ 27,585,934
Long Put Option (1.3%)
1,073
27,860,445
iShares® Russell 2000® ETF
Expires 06/30/26, Strike $215.79 323,860
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $24,567,484)
27,909,794
TOTAL INVESTMENTS (114.8%)
(Cost $24,567,484)
27,909,794
LIABILITIES, LESS OTHER ASSETS (-14.8%)
(3,591,443)
NET ASSETS (100.0%) $ 24,318,351
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-15.1%)#Ω
Short Call Option (-15.1%)
(1,073)
(27,860,445)
iShares® Russell 2000® ETF
Expires 06/30/26, Strike $233.27
(Premium $1,376,010) $ (3,678,981)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 27,909,794 $ — $ 27,909,794
Total $ — $ 27,909,794 $ — $ 27,909,794
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,678,981 $ — $ 3,678,981
Total $ — $ 3,678,981 $ — $ 3,678,981

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October
Schedule of Investments January 31, 2026 (unaudited)
121
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (107.7%)#Ω
Long Call Option (103.5%)
1,295
33,624,675
iShares® Russell 2000® ETF
Expires 09/30/26, Strike $1.67 $ 33,215,221
Long Put Option (4.2%)
1,295
33,624,675
iShares® Russell 2000® ETF
Expires 09/30/26, Strike $241.96 1,342,019
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $33,112,609)
34,557,240
TOTAL INVESTMENTS (107.7%)
(Cost $33,112,609)
34,557,240
LIABILITIES, LESS OTHER ASSETS (-7.7%)
(2,456,803)
NET ASSETS (100.0%) $ 32,100,437
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.2%)#Ω
Short Call Option (-8.2%)
(1,295)
(33,624,675)
iShares® Russell 2000® ETF
Expires 09/30/26, Strike $260.98
(Premium $1,952,291) $ (2,624,979)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 34,557,240 $ — $ 34,557,240
Total $ — $ 34,557,240 $ — $ 34,557,240
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,624,979 $ — $ 2,624,979
Total $ — $ 2,624,979 $ — $ 2,624,979

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of forty-
two series as of the date of this report. These financial statements relate to the funds listed on page 1 (each, a “Fund” and collectively, the “Funds”).
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos
Antetokounmpo Global Sustainable Equities ETF, which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000.
Each Fund is actively managed. The diversification classifications and investment objectives of the Funds are as follows:
\
(a)
Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus. Current Caps and Outcome Periods are reflected in each Fund’s prospectus.
TICKER
DIVERSIFICATION
CLASSIFICATION OBJECTIVE
\
(a)
SROI Diversified Long-term capital appreciation.
CAIE, CAIQ Non-Diversified Seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube
US Large Cap Vol Advantage Autocallable Index and the MerQube Nasdaq
®
-100 Vol Advantage Autocallable Index,
respectively.
CCEF Non-Diversified High current income and long-term capital appreciation.
CVRT Non-Diversified Total return through capital appreciation and current income.
CANQ Non-Diversified Attractive risk-adjusted return through capital appreciation and current income.
CBOJ, CBOA,
CBOY, CBOO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBTJ, CBTA,
CBTY, CBTO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome
Period”).
CBXJ, CBXA,
CBXY, CBXO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome
Period”).
CPSL Non-Diversified Seeks to provide investors with capital appreciation.
CBOL, CBTL,
CBXL
Non-Diversified Seeks to provide exposure to the price of bitcoin.
CPSY, CPSF,
CPSR, CPSP,
CPSM, CPSU,
CPSJ, CPSA,
CPST, CPSO,
CPSN, CPSD
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR
®
S&P 500
®
ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPNM, CPNJ,
CPNS, CPNQ
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ Trust
\
SM
, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPRY, CPRA,
CPRJ, CPRO
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares
®
Russell 2000
®
ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

Notes to Financial Statements
(unaudited)

www.calamos.com
Calamos Antetokounmpo Asset Management LLC (“CGAM”) serves as the Fund’s adviser for the Calamos Antetokounmpo
Global Sustainable Equities ETF. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund,
LLC ("Original C"), an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by
Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser. Mr. Antetokounmpo serves on CGAM's
Board of Directors and has indirect control of half of CGAM's Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and is not involved in the day-to-day management of the Fund’s investments, and neither Original C nor
Mr. Antetokounmpo provide any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo is involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then “Antetokounmpo” will be removed from the name of the Fund and CGAM. Further, shareholders would be notified of any change in the name of the Fund or its strategy. CGAM is jointly owned and controlled by Calamos Advisors and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete.
Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in
Mr. Antetokounmpo no longer being associated or involved with CGAM. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.
For all other Funds in the ETF Trust, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) serves as the Funds’ adviser.
Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), and each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Funds.
Fund Valuation. The Trust's Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not
“interested persons” of the Funds, has designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Adviser has adopted procedures to guide the determination of the net asset value (“NAV”) on any day on which the Funds' NAVs are determined. The valuation of the
Funds' investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official
Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
FLexible EXchange
®
Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee
(as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.
Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2026. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from the disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes
(due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
Allocation of Expenses Among Funds. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income
Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund,
Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity &
Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative
Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund  are
allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.
Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds’ taxable income and net realized gains.
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.
The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2023-2025 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal

Notes to Financial Statements
(unaudited)

www.calamos.com
course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds’ management expects the risk of material loss in connection to a potential claim to be remote.
Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker (“CODM”) provided by Financial Accounting Standards Board ("FASB") “Accounting Standards
Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,”  the Funds'
CODM consists of the Calamos Advisors' Chief Executive Officer, who also serves as Trustee and Vice President of the Trust.
The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Funds. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.
New Accounting Pronouncement. On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740):
Improvements to Income Tax Disclosures , which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-
09 applies to all entities that are subject to Accounting Standards Codification ("ASC") 740, Income Taxes . The Funds
have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds' financial statements.
Note 2 – Investment Adviser and Transactions with Affiliates or Certain Other Parties
Advisory Fee. Pursuant to an investment advisory agreement, each Fund pays Calamos Advisors (or CGAM with respect to Calamos Antetokounmpo Global Sustainable Equities ETF) a monthly unitary advisory fee based on the average daily net assets of the Fund at the following annual rates:
FUND ADVISORY FEE
001
Calamos Antetokounmpo Global Sustainable Equities ETF 0 .95%
005
Calamos Autocallable Income ETF 0 .74%
006
Calamos Nasdaq
®
Autocallable Income ETF 0 .74%
010
Calamos CEF Income & Arbitrage ETF 0 .74%
015
Calamos Convertible Equity Alternative ETF 0 .69%
020
Calamos Nasdaq
®
Equity & Income ETF 0 .74%
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 0 .69%
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April 0 .69%
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 0 .69%
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 0 .69%
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January 0 .69%
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April 0 .69%
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 0 .69%
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October 0 .69%
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January 0 .69%
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 0 .69%
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 0 .69%
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October 0 .69%
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
0 .10%
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
0 .10%
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
0 .10%
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
0 .10%
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 0 .69%
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February 0 .69%

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Distributor. The distributor of each Fund is Calamos Financial Services LLC (“CFS” or the “Distributor”). CFS is a limited purpose broker-dealer affiliated with Calamos Advisors. The Distributor has entered into a distribution agreement with the
Trust pursuant to which it distributes Fund shares.
Affiliated Trustees and Officers.  Two Trustees and certain officers of the Trust are also officers/directors of Calamos
Financial Services LLC (“CFS”) and Calamos Advisors. Such trustees and officers serve without direct compensation from the
Trust. The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.
Note 3 – Investments
The cost of purchases and proceeds from sales of long-term investments, excluding short-term investments and in-kind transactions, for the period ended January 31, 2026 are shown in the table below.
The cost of purchases and proceeds from in-kind transactions associated with creations and redemptions for the period ended January 31, 2026 are shown in the table below.
FUND ADVISORY FEE
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March 0 .69%
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April 0 .69%
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 0 .69%
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 0 .69%
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 0 .69%
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 0 .69%
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September 0 .69%
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October 0 .69%
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November 0 .69%
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December 0 .69%
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March 0 .69%
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June 0 .69%
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September 0 .69%
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December 0 .69%
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January 0 .69%
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April 0 .69%
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July 0 .69%
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October 0 .69%
COST OF PURCHASES PROCEEDS FROM SALES
FUND
U.S. GOV’T
SECURITIES OTHER
U.S. GOV’T
SECURITIES OTHER
010
Calamos CEF Income & Arbitrage ETF $ — $ 12,731,310 $ — $ 12,679,246
015
Calamos Convertible Equity Alternative ETF — 8,572,766 — 8,144,403
020
Calamos Nasdaq
®
Equity & Income ETF — 5,075,972 — 1,794,050
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
— 712,406 — —
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
— 1,869,463 — —
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
— 3,345,566 — —
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
— 1,840,154 — —
FUND
COST OF IN-KIND
PURCHASES
PROCEEDS FROM
IN-KIND SALES
005
Calamos Autocallable Income ETF $ — $ 713,487,379
006
Calamos Nasdaq
®
Autocallable Income ETF — 95,931,076
010
Calamos CEF Income & Arbitrage ETF 10,622,738 696,623

Notes to Financial Statements
(unaudited)

www.calamos.com
Note 4 – Income Taxes
The cost basis of investments for federal income tax purposes at January 31, 2026 was as follows*:
FUND
COST OF IN-KIND
PURCHASES
PROCEEDS FROM
IN-KIND SALES
015
Calamos Convertible Equity Alternative ETF $ 7,538,327 $ 3,277,242
020
Calamos Nasdaq
®
Equity & Income ETF 3,764,300 11,937,452
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January — 22,938,791
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April — 5,534,558
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July — 6,382,925
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January — 39,471,586
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April — 2,540,992
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July — 7,968,023
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October — 1,150,884
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January — 15,341,453
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April — 5,291,689
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July — 8,034,156
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October — 1,251,356
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
20,179,627 7,456,618
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January — 48,992,123
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February — 56,356,996
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March — 1,353,835
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April — 1,658,458
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May — 14,654,859
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June — 1,549,965
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July — 4,398,751
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 686,323 4,472,847
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September — 53,735,732
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October — 37,136,112
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November — 42,940,378
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December — 100,163,798
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March — 6,572,710
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June — 24,628,620
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September — 53,377,704
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December — 30,559,077
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January — 140,151,524
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April — 1,920,737
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July — 39,908,819
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October — 59,869,833
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 12,642,401 $ 5,249,689 $ (604,715) $ 4,644,974
005
Calamos Autocallable Income ETF 620,370,611 19,810,099 (40,709) 19,769,390
006
Calamos Nasdaq
®
Autocallable Income ETF 85,911,673 412,217 (5,773) 406,444
010
Calamos CEF Income & Arbitrage ETF 27,215,703 1,554,783 (275,010) 1,279,773
015
Calamos Convertible Equity Alternative ETF 20,622,168 3,449,984 — 3,449,984
020
Calamos Nasdaq
®
Equity & Income ETF 23,756,416 673,295 (663,596) 9,699
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 28,641,783 — (7,179) (7,179)

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April $ 6,272,413 $ 1,566,606 $ (2,723,355) $ (1,156,749)
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 5,390,939 729,795 (1,219,133) (489,338)
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 7,426,430 888,359 (1,020,772) (132,413)
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
-
January 25,609,132 — (5,943) (5,943)
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April 3,427,495 440,255 (1,211,638) (771,383)
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 12,586,743 702,484 (2,653,126) (1,950,642)
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
-
October 33,579,863 915,127 (2,983,758) (2,068,631)
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
-
January 17,345,772 — (4,188) (4,188)
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 6,768,225 1,268,246 (2,790,329) (1,522,083)
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 10,598,365 1,099,363 (2,588,504) (1,489,141)
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
-
October 10,928,785 643,776 (1,414,505) (770,729)
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
90,801,437 4,784,180 — 4,784,180
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
1,869,463 — (83,895) (83,895)
072
Calamos Laddered Bitcoin 80 Series Structured Alt
Protection ETF
®
3,345,566 — (334,730) (334,730)
073
Calamos Laddered Bitcoin 90 Series Structured Alt
Protection ETF
®
1,840,154 — (215,795) (215,795)
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 23,634,857 437,295 (256,241) 181,054
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
February 22,330,684 — (1,559) (1,559)
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March 21,388,295 4,461,997 (2,972,782) 1,489,215
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April 14,378,230 3,740,273 (3,010,582) 729,691
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 51,780,395 13,054,886 (10,308,408) 2,746,478
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 11,808,264 1,665,200 (1,259,095) 406,105
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 38,892,131 4,713,049 (3,193,194) 1,519,855
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 41,700,127 4,094,295 (2,604,092) 1,490,203
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
September 30,948,527 2,367,587 (1,515,492) 852,095
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
October 25,288,925 1,009,581 (563,835) 445,746
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
November 33,773,557 964,339 (456,244) 508,095
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
December 42,414,260 836,760 (361,209) 475,551
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
March 10,789,926 2,684,942 (2,330,179) 354,763
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
June 26,193,654 4,582,010 (3,742,547) 839,463
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
September 25,189,292 2,255,886 (1,558,831) 697,055

Notes to Financial Statements
(unaudited)

www.calamos.com
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.
The tax character of distributions for the period ended January 31, 2026 will be determined at the end of each Fund’s current fiscal year. Distributions during the fiscal year ended July 31, 2025 were characterized for federal income tax purposes as follows:
As of July 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
December $ 29,550,888 $ 331,443 $ (107,704) $ 223,739
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
January 51,644,460 2,953,685 (2,372,586) 581,099
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
April 5,811,339 1,675,871 (1,457,901) 217,970
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
July 23,191,474 4,647,912 (3,608,573) 1,039,339
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
October 31,160,318 2,353,808 (1,581,865) 771,943
YEAR OR PERIOD ENDED
JULY 31, 2025
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL GAIN
RETURN OF
CAPITAL
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 89,738 $ — $ —
010
Calamos CEF Income & Arbitrage ETF 1,270,831 57,079 —
015
Calamos Convertible Equity Alternative ETF 146,566 — —
020
Calamos Nasdaq® Equity & Income ETF 281,051 — —
1
001
CALAMOS
ANTETOKOUNMPO
GLOBAL SUSTAINABLE
EQUITIES ETF
005
CALAMOS
AUTOCALLABLE
INCOME ETF
006
CALAMOS NASDAQ
®
AUTOCALLABLE
INCOME ETF
010
CALAMOS CEF INCOME
& ARBITRAGE ETF
Undistributed ordinary income $ 67,184 $ 102,790 $ — $ 62,048
Undistributed capital gains — — — 106,895
Total undistributed earnings 67,184 102,790 — 168,943
Accumulated capital and other losses (175,770) — — —
Net unrealized gains/(losses) 3,181,145 1,052,288 — 746,004
Total accumulated earnings/(losses) $ 3,072,559 $ 1,155,078 $ — $ 914,947
Paid-in-capital 12,866,479 65,099,144 — 16,898,216
Net assets applicable to common shareholders $ 15,939,038 $ 66,254,222 $ — $ 17,813,163
1
015
CALAMOS
CONVERTIBLE EQUITY
ALTERNATIVE ETF
020
CALAMOS NASDAQ
®
EQUITY & INCOME ETF
025
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
030
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
Undistributed ordinary income $ 69,429 $ — $ 760,071 $ 45,751
Total undistributed earnings 69,429 — 760,071 45,751
Accumulated capital and other losses (166,333) — — —
Net unrealized gains/(losses) 1,254,316 868,683 (27,321) (8,734)
Total accumulated earnings/(losses) $ 1,157,412 $ 868,683 $ 732,750 $ 37,017

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
1
015
CALAMOS
CONVERTIBLE EQUITY
ALTERNATIVE ETF
020
CALAMOS NASDAQ
®
EQUITY & INCOME ETF
025
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
030
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
Paid-in-capital 12,223,388 25,375,643 42,044,015 5,230,904
Net assets applicable to common shareholders $ 13,380,800 $ 26,244,326 $ 42,776,765 $ 5,267,921
1
035
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
038
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
040
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
045
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- APRIL
Undistributed ordinary income $ 7,593 $ — $ 453,040 $ 23,619
Total undistributed earnings 7,593 — 453,040 23,619
Net unrealized gains/(losses) (746) — (32,931) (4,342)
Total accumulated earnings/(losses) $ 6,847 $ — $ 420,109 $ 19,277
Paid-in-capital 5,043,194 — 47,809,362 3,143,093
Net assets applicable to common shareholders $ 5,050,041 $ — $ 48,229,471 $ 3,162,370
1
050
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JULY
053
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- OCTOBER
055
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
060
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- APRIL
Undistributed ordinary income $ 7,805 $ — $ 361,276 $ 48,586
Total undistributed earnings 7,805 — 361,276 48,586
Accumulated capital and other losses (28,622) — — —
Net unrealized gains/(losses) (1,473) — (18,869) (9,690)
Total accumulated earnings/(losses) $ (22,290) $ — $ 342,407 $ 38,896
Paid-in-capital 10,369,520 — 25,652,817 5,762,140
Net assets applicable to common shareholders $ 10,347,230 $ — $ 25,995,224 $ 5,801,036
1
065
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JULY
068
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- OCTOBER
070
CALAMOS LADDERED
S&P 500
®
STRUCTURED
ALT PROTECTION ETF
®
071
CALAMOS LADDERED
BITCOIN STRUCTURED
ALT PROTECTION ETF
®
Undistributed ordinary income $ 8,248 $ — $ — $ —
Total undistributed earnings 8,248 — — —
Accumulated capital and other losses (30,388) — (60,259) —
Net unrealized gains/(losses) (473) — 2,334,830 —
Total accumulated earnings/(losses) $ (22,613) $ — $ 2,274,571 $ —
Paid-in-capital 5,112,397 — 77,126,606 —
Net assets applicable to common shareholders $ 5,089,784 $ — $ 79,401,177 $ —
1
072
CALAMOS LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
073
CALAMOS LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
075
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
080
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- FEBRUARY
Accumulated capital and other losses $ — $ — $ (1,556) $ (1,169)
Net unrealized gains/(losses) — — 792,615 279,600
Total accumulated earnings/(losses) $ — $ — $ 791,059 $ 278,431

Notes to Financial Statements
(unaudited)

www.calamos.com
1
072
CALAMOS LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
073
CALAMOS LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
075
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
080
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- FEBRUARY
Paid-in-capital — — 21,724,419 25,747,295
Net assets applicable to common shareholders $ — $ — $ 22,515,478 $ 26,025,726
1
085
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
090
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
095
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MAY
100
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
Accumulated capital and other losses $ — $ — $ (157,649) $ —
Net unrealized gains/(losses) 807,942 490,760 1,601,693 66,519
Total accumulated earnings/(losses) $ 807,942 $ 490,760 $ 1,444,044 $ 66,519
Paid-in-capital 22,445,745 15,423,816 62,976,004 11,825,576
Net assets applicable to common shareholders $ 23,253,687 $ 15,914,576 $ 64,420,048 $ 11,892,095
1
105
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JULY
110
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- AUGUST
115
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
120
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
Accumulated capital and other losses $ (1,236,380) $ (3,218,031) $ (6,834) $ (2,513)
Net unrealized gains/(losses) 267,720 (2,839) 1,379,080 562,461
Total accumulated earnings/(losses) $ (968,660) $ (3,220,870) $ 1,372,246 $ 559,948
Other — — (457) —
Paid-in-capital 44,257,491 40,581,253 24,970,028 17,283,015
Net assets applicable to common shareholders $ 43,288,831 $ 37,360,383 $ 26,341,817 $ 17,842,963
1
125
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- NOVEMBER
130
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
135
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
140
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
Accumulated capital and other losses $ (1,926) $ (3,570) $ — $ (1,399,384)
Net unrealized gains/(losses) 799,108 2,046,814 655,337 658,539
Total accumulated earnings/(losses) $ 797,182 $ 2,043,244 $ 655,337 $ (740,845)
Paid-in-capital 19,542,523 53,042,072 15,137,721 46,162,064
Net assets applicable to common shareholders $ 20,339,705 $ 55,085,316 $ 15,793,058 $ 45,421,219
1
145
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
150
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
155
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
160
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- APRIL
Accumulated capital and other losses $ (5,121) $ (3,383) $ (8,529) $ —
Net unrealized gains/(losses) 525,396 236,206 794,779 134,705
Total accumulated earnings/(losses) $ 520,275 $ 232,823 $ 786,250 $ 134,705

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
The following Funds had capital loss carryforwards for the period ended July 31, 2025, with no expiration date, available to offset future realized capital gains:
Note 5 – Derivative Instruments
Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Even temporary disruptions in a counterparty’s ability to perform under derivative agreements could significantly impact
Fund performance. A Fund may have substantial exposure to a single counterparty, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such counterparty. With respect to Calamos
Autocallable Income ETF (CAIE) and Calamos Nasdaq
®
Autocallable Income ETF (CAIQ), each Fund’s holdings consist primarily of contractual claims against swap counterparties, making each Fund particularly vulnerable to counterparty failure.
1
145
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
150
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
155
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
160
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- APRIL
Paid-in-capital 23,376,588 14,555,565 58,924,947 6,904,249
Net assets applicable to common shareholders $ 23,896,863 $ 14,788,388 $ 59,711,197 $ 7,038,954
1
165
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- JULY
170
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- OCTOBER
Accumulated capital and other losses $ (2,438,817) $ (6,760)
Net unrealized gains/(losses) 218,817 204,802
Total accumulated earnings/(losses) $ (2,220,000) $ 198,042
Paid-in-capital 55,193,178 27,429,359
Net assets applicable to common shareholders $ 52,973,178 $ 27,627,401
FUND SHORT-TERM LONG-TERM
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 35,848 $ 139,922
015
Calamos Convertible Equity Alternative ETF 166,333 —
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 11,449 17,173
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 12,156 18,232
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
60,259 —
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 1,556 —
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February 1,169 —
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 157,649 —
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 1,236,380 —
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 3,218,031 —
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September 6,834 —
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October 2,513 —
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November 1,926 —
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December 3,570 —
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June 1,399,384 —
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September 5,121 —
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December 3,383 —
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January 8,529 —
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July 2,438,817 —
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October 6,760 —

Notes to Financial Statements
(unaudited)

www.calamos.com
Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. While hedging with derivatives can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom a Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement.
Digital Assets Risk. The Bitcoin, Bitcoin 80 Series and Bitcoin 90 Series Structured Alt Protection ETFs
®
may engage in option
transactions that reference the price performance of one or more underlying exchange-traded products (“Underlying ETPs”)
which, in turn, own bitcoin and/or one or more indexes that are designed to track the price of bitcoin (“Bitcoin Index”). The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or
Bitcoin Index.
Equity Risk. Each Fund may engage in option transactions and in doing so achieve similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.
To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Certain Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
Certain Funds may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation
(“OCC”). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Fund shares, a Fund’s NAV and, in turn, the share price of a Fund, could be negatively impacted. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.
As of January 31, 2026, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and
Liabilities as follows:
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS AUTOCALLABLE INCOME ETF
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 376,100,632 $ —
Total Return Swaps
(2)
19,339,717 —
$ 395,440,349 $ —
395,440,349 —
CALAMOS NASDAQ® AUTOCALLABLE INCOME ETF
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 51,466,402 $ —
Total Return Swaps
(2)
348,176 —
$ 51,814,578 $ —
51,814,578 —
CALAMOS NASDAQ® EQUITY & INCOME ETF
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 2,507,218 $ —
$ 2,507,218 $ —
2,507,218 —
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 46,012,560 $ —
Exchange-Traded Written Options
(3)
— 17,377,956
$ 46,012,560 $ 17,377,956
46,012,560 17,377,956
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 625,013 $ —
Exchange-Traded Written Options
(3)
— 330,436
$ 625,013 $ 330,436
625,013 330,436
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 154,599 $ —
Exchange-Traded Written Options
(3)
— 94,959
$ 154,599 $ 94,959
154,599 94,959
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 252,976 $ —
Exchange-Traded Written Options
(3)
— 184,262
$ 252,976 $ 184,262
252,976 184,262

Notes to Financial Statements
(unaudited)

www.calamos.com
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 36,677,202 $ —
Exchange-Traded Written Options
(3)
— 11,074,013
$ 36,677,202 $ 11,074,013
36,677,202 11,074,013
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 722,467 $ —
Exchange-Traded Written Options
(3)
— 12,509
$ 722,467 $ 12,509
722,467 12,509
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 1,059,645 $ —
Exchange-Traded Written Options
(3)
— 62,864
$ 1,059,645 $ 62,864
1,059,645 62,864
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 2,834,653 $ —
Exchange-Traded Written Options
(3)
— 327,224
$ 2,834,653 $ 327,224
2,834,653 327,224
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 26,269,932 $ —
Exchange-Traded Written Options
(3)
— 8,928,348
$ 26,269,932 $ 8,928,348
26,269,932 8,928,348
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 1,002,758 $ —
Exchange-Traded Written Options
(3)
— 94,897
$ 1,002,758 $ 94,897
1,002,758 94,897
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 515,302 $ —
Exchange-Traded Written Options
(3)
— 97,210
$ 515,302 $ 97,210
515,302 97,210

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 564,943 $ —
Exchange-Traded Written Options
(3)
— 166,567
$ 564,943 $ 166,567
564,943 166,567
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 25,088,493 $ —
Exchange-Traded Written Options
(3)
— 1,272,582
$ 25,088,493 $ 1,272,582
25,088,493 1,272,582
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - FEBRUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 23,436,075 $ —
Exchange-Traded Written Options
(3)
— 1,106,950
$ 23,436,075 $ 1,106,950
23,436,075 1,106,950
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - MARCH
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 24,910,675 $ —
Exchange-Traded Written Options
(3)
— 2,033,165
$ 24,910,675 $ 2,033,165
24,910,675 2,033,165
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 17,492,864 $ —
Exchange-Traded Written Options
(3)
— 2,384,943
$ 17,492,864 $ 2,384,943
17,492,864 2,384,943
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - MAY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 64,552,625 $ —
Exchange-Traded Written Options
(3)
— 10,025,752
$ 64,552,625 $ 10,025,752
64,552,625 10,025,752
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - JUNE
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 13,707,158 $ —
Exchange-Traded Written Options
(3)
— 1,492,789
$ 13,707,158 $ 1,492,789
13,707,158 1,492,789

Notes to Financial Statements
(unaudited)

www.calamos.com
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 43,962,483 $ —
Exchange-Traded Written Options
(3)
— 3,550,497
$ 43,962,483 $ 3,550,497
43,962,483 3,550,497
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - AUGUST
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 46,378,466 $ —
Exchange-Traded Written Options
(3)
— 3,188,136
$ 46,378,466 $ 3,188,136
46,378,466 3,188,136
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - SEPTEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 34,001,081 $ —
Exchange-Traded Written Options
(3)
— 2,200,459
$ 34,001,081 $ 2,200,459
34,001,081 2,200,459
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 27,105,950 $ —
Exchange-Traded Written Options
(3)
— 1,371,279
$ 27,105,950 $ 1,371,279
27,105,950 1,371,279
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - NOVEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 35,720,747 $ —
Exchange-Traded Written Options
(3)
— 1,439,095
$ 35,720,747 $ 1,439,095
35,720,747 1,439,095
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - DECEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 44,889,696 $ —
Exchange-Traded Written Options
(3)
— 1,999,885
$ 44,889,696 $ 1,999,885
44,889,696 1,999,885
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - MARCH
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 12,680,263 $ —
Exchange-Traded Written Options
(3)
— 1,535,574
$ 12,680,263 $ 1,535,574
12,680,263 1,535,574

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - JUNE
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 31,006,475 $ —
Exchange-Traded Written Options
(3)
— 3,973,358
$ 31,006,475 $ 3,973,358
31,006,475 3,973,358
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - SEPTEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 28,274,478 $ —
Exchange-Traded Written Options
(3)
— 2,388,131
$ 28,274,478 $ 2,388,131
28,274,478 2,388,131
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - DECEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 31,550,051 $ —
Exchange-Traded Written Options
(3)
— 1,775,424
$ 31,550,051 $ 1,775,424
31,550,051 1,775,424
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 56,955,988 $ —
Exchange-Traded Written Options
(3)
— 4,730,429
$ 56,955,988 $ 4,730,429
56,955,988 4,730,429
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 7,232,950 $ —
Exchange-Traded Written Options
(3)
— 1,203,641
$ 7,232,950 $ 1,203,641
7,232,950 1,203,641
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 27,909,794 $ —
Exchange-Traded Written Options
(3)
— 3,678,981
$ 27,909,794 $ 3,678,981
27,909,794 3,678,981
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(1)
$ 34,557,240 $ —
Exchange-Traded Written Options
(3)
— 2,624,979
$ 34,557,240 $ 2,624,979
34,557,240 2,624,979

Notes to Financial Statements
(unaudited)

www.calamos.com
For the period ended January 31, 2026, the volume of derivative activity for the Fund is reflected below:*
* Activity during the period is measured by opened number of contracts for options purchased or written.
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS AUTOCALLABLE
INCOME ETF
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
JPMorgan Chase Bank N.A. ISDA $19,339,717 $— $— $19,339,717 $—
$19,339,717 $— $— $19,339,717 $—
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS NASDAQ®
AUTOCALLABLE INCOME ETF
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
JPMorgan Chase Bank N.A. ISDA $348,176 $— $— $348,176 $—
$348,176 $— $— $348,176 $—
FUND
PURCHASED
OPTIONS
(1)
WRITTEN
OPTIONS
(3)
SWAPS
(2)
005
Calamos Autocallable Income ETF 1,474 714 682,485
006
Calamos Nasdaq
®
Autocallable Income ETF 200 96 1,337,132
020
Calamos Nasdaq
®
Equity & Income ETF 1,346 — —
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 4,338 3,765 —
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April 272 272 —
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 533 533 —
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 260 260 —
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January 4,445 4,036 —
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April 204 204 —
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 1,021 1,021 —
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October 1,346 1,346 —
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January 2,534 2,222 —
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 272 272 —
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 1,115 1,115 —
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October 435 435 —
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 1,058 699 —
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February 1,050 705 —
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 44 22 —
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 268 134 —
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September 1,394 900 —
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October 1,050 657 —
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November 1,328 818 —
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December 1,890 1,255 —
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September 1,416 935 —
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December 1,212 720 —
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January 9,526 7,003 —
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July 136 68 —
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October 5,052 3,674 —

Notes to Financial Statements
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Note 6 – Securities Lending
Each of SROI, CVRT, CCEF, and CANQ may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Funds’ securities lending agent enters into Securities Lending Agreements with borrowers in its capacity as agent on behalf of Calamos Advisors and the Funds. Pursuant to a Securities Lending
Agreement, a Fund receives collateral for securities loaned. This collateral may include cash (U.S. and foreign currency);
securities issued or guaranteed by the United States government or its agencies or instrumentalities; and such other collateral as Calamos Advisors and the securities lending agent may agree to in writing. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The
Funds record the investment of collateral as an asset (investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (collateral for securities loaned) on the Statement of Assets and
Liabilities. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the
Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Funds lend securities.
The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of January 31, 2026.
Note 7 – Fair Value Measurements
Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
(1) Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".
(2) Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and
Unrealized depreciation on total return swaps for liability derivatives.
(3) Generally, the Statement of Assets and Liabilities location for Written options is "Options written, at value".
AMOUNT OF
COLLATERAL
HELD IN
SHORT TERM
INVESTMENTS
AND
RESTRICTED
AMOUNT OF
NON-CASH TOTAL
VALUE OF SECURITIES ON
LOAN TO BROKER-DEALERS AND
BANKS BY ASSET CLASS ON LOAN
EXCESS
AMOUNT
DUE TO/(FROM)
FUND CASH COLLATERAL COLLATERAL EQUITY FIXED INCOME TOTAL COUNTERPARTY
015
Calamos Convertible Equity
Alternative ETF $ 3,744,321 $ 284,940 $ 4,029,261 $ 2,011,333 $ 1,840,146 $ 3,851,479 $ 177,782

Notes to Financial Statements
(unaudited)

www.calamos.com
Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Note 8 – Creation and Redemption Transactions
Each Fund offers and issues shares at NAV only in aggregations of a specified number of shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Funds are listed and principally trade on the NYSE Arca,
Inc., the Nasdaq Stock Market LLC, or the CBOE BZX Exchange, Inc. (each, an “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV. Unlike mutual funds, Fund shares are not individually redeemable securities. Rather, each Fund issues and redeems shares on a continuous basis at NAV, typically in creation units (each, a
“Creation Unit”). In the event of the liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.
Financial entities known as “authorized participants” have contractual arrangements with each Fund or the Distributor to purchase and redeem Fund shares directly with such Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund shares are only redeemable in Creation Units by authorized participants.
An authorized participant that purchases a Creation Unit of Fund shares deposits with such Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act (“Rule 6c-11”), a Fund may utilize baskets that are not representative of the Fund’s portfolio.
Such “custom baskets” are discussed in each Fund’s Statement of Additional Information in the section entitled “Creation and Redemption of Creation Units”. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Note 9 – Subsequent Events
Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

Report of Independent Registered Public Accounting Firm

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
To the Shareholders and the Board of Trustees of Calamos ETF Trust
Results of Review of Interim Financial Information
We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos
ETF Trust comprising the Calamos Antetokounmpo Global Sustainable Equities ETF, Calamos Autocallable Income ETF,
Calamos Nasdaq
®
Autocallable Income ETF, Calamos CEF Income & Arbitrage ETF, Calamos Convertible Equity Alternative
ETF, Calamos Nasdaq
®
Equity & Income ETF, Calamos Bitcoin Structured Alt Protection ETF
®
– January, Calamos Bitcoin
Structured Alt Protection ETF
®
– April, Calamos Bitcoin Structured Alt Protection ETF
®
– July, Calamos Bitcoin Structured Alt
Protection ETF
®
– October, Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
– January, Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
– April, Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
– July, Calamos Bitcoin 80
Series Structured Alt Protection ETF
®
– October, Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– January, Calamos
Bitcoin 90 Series Structured Alt Protection ETF
®
– April, Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– July,
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– October, Calamos Laddered S&P 500
®
Structured Alt Protection
ETF
®
, Calamos Laddered Bitcoin Structured Alt Protection ETF
®
, Calamos Laddered Bitcoin 80 Series Structured Alt Protection
ETF
®
, Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
, Calamos S&P 500
®
Structured Alt Protection ETF
®
– January, Calamos S&P 500
®
Structured Alt Protection ETF
®
– February, Calamos S&P 500
®
Structured Alt Protection ETF
®
–
March, Calamos S&P 500
®
Structured Alt Protection ETF
®
– April, Calamos S&P 500
®
Structured Alt Protection ETF
®
– May,
Calamos S&P 500
®
Structured Alt Protection ETF
®
– June, Calamos S&P 500
®
Structured Alt Protection ETF
®
– July, Calamos
S&P 500
®
Structured Alt Protection ETF
®
– August, Calamos S&P 500
®
Structured Alt Protection ETF
®
– September, Calamos
S&P 500
®
Structured Alt Protection ETF
®
– October, Calamos S&P 500
®
Structured Alt Protection ETF
®
– November, Calamos
S&P 500
®
Structured Alt Protection ETF
®
– December, Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– March, Calamos
Nasdaq-100
®
Structured Alt Protection ETF
®
– June, Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– September,
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– December, Calamos Russell 2000
®
Structured Alt Protection ETF
®
– January, Calamos Russell 2000
®
Structured Alt Protection ETF
®
– April, Calamos Russell 2000
®
Structured Alt Protection
ETF
®
– July, and Calamos Russell 2000
®
Structured Alt Protection ETF
®
– October (collectively, the “Funds”) as of January 31,
2026; the related statements of operations, changes in net assets, and the financial highlights for each of the periods listed in Appendix A; and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated September 22, 2025, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Individual Fund Comprising the Calamos ETF
Trust
Statement of
Changes in
Net Assets Financial Highlights
Calamos Antetokounmpo Global Sustainable
Equities ETF
For the years ended
July 31, 2025 and
2024
For the years ended July 31, 2025 and 2024 and the period from February 3, 2023
(commencement of operations) through July 31, 2023
Calamos Convertible Equity Alternative ETF For the year ended July 31, 2025 and the period from October 4, 2023 (commencement of operations) to July
31, 2024
Calamos CEF Income & Arbitrage ETF For the year ended July 31, 2025 and the period from January 16, 2024 (commencement of operations) to July
31, 2024
Calamos Nasdaq
®
Equity & Income ETF
(Formerly “Calamos Alternative Nasdaq
®
&
Bond ETF” for the period February 13, 2024
through May 1, 2025)
For the year ended July 31, 2025 and for the period from February 13, 2024 (commencement of operations) to
July 31, 2024
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– May
For the year ended July 31, 2025 and for the period from May 1, 2024 (commencement of operations) to July
31, 2024
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– June
For the year ended July 31, 2025 and for the period from June 3, 2024 (commencement of operations) to July
31, 2024
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– July
For the year ended July 31, 2025 and for the period from July 1, 2024 (commencement of operations) to July
31, 2024

Report of Independent Registered Public Accounting Firm

www.calamos.com
Individual Fund Comprising the Calamos ETF
Trust
Statement of
Changes in
Net Assets Financial Highlights
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– July
For the year ended July 31, 2025 and for the period from July 1, 2024 (commencement of operations) to July
31, 2024
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– August
For the period from August 1, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– September
For the period from September 3, 2024 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– September
For the period from September 3, 2024 (commencement of operations) to July 31, 2025
Calamos Laddered S&P 500
®
Structured Alt
Protection ETF
®
For the period from September 9, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– October
For the period from October 1, 2024 (commencement of operations) to July 31, 2025
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– October
For the period from October 1, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– November
For the period from November 1, 2024 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– December
For the period from December 2, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– December
For the period from December 2, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– January
For the period from January 2, 2025 (commencement of operations) to July 31, 2025
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– January
For the period from January 2, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF
®
– January
For the period from January 22, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
–January
For the period from February 4, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– January
For the period from February 4, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– February
For the period from February 3, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– March
For the period from March 3, 2025 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– March
For the period from March 3, 2025 (commencement of operations) to July 31, 2025
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– April
For the period from April 1, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– April
For the period from April 1, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF
®
– April
For the period from April 7, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– April
For the period from April 7, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– April
For the period from April 7, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– June
For the period from June 2, 2025 (commencement of operations) to July 31, 2025
Calamos Autocallable Income ETF or the period from June 25, 2025 (commencement of operations) to July 31, 2025

Report of Independent Registered Public Accounting Firm

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Basis for Review Results
This interim financial information is the responsibility of the Funds’ management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters.
It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
March 26, 2026
Chicago, Illinois
We have served as the auditor of one or more Calamos investment companies since 2003.
Individual Fund Comprising the Calamos ETF
Trust
Statement of
Changes in
Net Assets Financial Highlights
Calamos Bitcoin Structured Alt Protection ETF
®
– July
For the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– July
For the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– July
For the period from July 8, 2025 (commencement of operations) to July 31, 2025
APPENDIX A
Individual Fund Comprising the Calamos ETF Trust Statement of Operations Statements of Changes in Net Assets Financial Highlights
Calamos Antetokounmpo Global Sustainable Equities ETF
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year
ended July 31, 2025
For the six months ended January
31, 2026, the years ended July 31,
2025 and 2024, and the period from
February 3, 2023 (commencement of
operations) through July 31, 2023
Calamos Autocallable Income ETF
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from June 25,
2025 (commencement of operations) through July 31, 2025
Calamos Nasdaq® Autocallable Income ETF For the period from November 20, 2025 (commencement of operations) through January 31, 2026
Calamos CEF Income & Arbitrage ETF
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year
ended July 31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and
the period from January 16, 2024
(commencement of operations)
through July 31, 2024
Calamos Convertible Equity Alternative ETF For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year
ended July 31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and
the period from October 4, 2023
(commencement of operations)
through July 31, 2024

Report of Independent Registered Public Accounting Firm

www.calamos.com
Calamos Nasdaq® Equity & Income ETF
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year
ended July 31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and
the period from February 13, 2024
(commencement of operations)
through July 31, 2024
Calamos Bitcoin Structured Alt Protection ETF® – January
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from January
22, 2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF® – April
For the six months ended January
31, 2026 For the six months ended January 31, 2026, and the period from April 7,
2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF® – July
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from July 8,
2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF® – October For the period from October 7, 2025 (commencement of operations) through January 31, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from February
4, 2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from April 7,
2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from July 8,
2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® – October For the period from October 7, 2025 (commencement of operations) through January 31, 2026
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from February
4, 2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from April 7,
2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from July 8,
2025 (commencement of operations) through July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® – October For the period from October 7, 2025 (commencement of operations) through January 31, 2026
Calamos Laddered S&P 500® Structured Alt Protection ETF®
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from
September 9, 2024 (commencement of operations) through July 31, 2025
Calamos Laddered Bitcoin Structured Alt Protection ETF® For the period from October 14, 2025 (commencement of operations) through January 31, 2026
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® For the period from October 14, 2025 (commencement of operations) through January 31, 2026
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® For the period from October 14, 2025 (commencement of operations) through January 31, 2026
Calamos S&P 500® Structured Alt Protection ETF® – January
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from January
2, 2025 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – February
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from February
3, 2025 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – March
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from March 3,
2025 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – April
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from April 1,
2025 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – May
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year ended July
31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and
the period from May 1, 2024
(commencement of operations)
through July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF® – June
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from June 2,
2025 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – July
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year ended July
31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and
the period from July 1, 2024
(commencement of operations)
through July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF® – August
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from August
1, 2024 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – September
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from
September 3, 2024 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – October
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from October
1, 2024 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – November
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from
November 1, 2024 (commencement of operations) through July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF® – December
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from
December 2, 2024 (commencement of operations) through July 31, 2025

Report of Independent Registered Public Accounting Firm

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
Calamos Nasdaq-100® Structured Alt Protection ETF® – March
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from March 3,
2025 (commencement of operations) through July 31, 2025
Calamos Nasdaq-100® Structured Alt Protection ETF® – June
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year ended July
31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and
the period from June 3, 2024
(commencement of operations)
through July 31, 2024
Calamos Nasdaq-100® Structured Alt Protection ETF®
– September
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from
September 3, 2024 (commencement of operations) through July 31, 2025
Calamos Nasdaq-100® Structured Alt Protection ETF® – December
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from
December 2, 2024 (commencement of operations) through July 31, 2025
Calamos Russell 2000® Structured Alt Protection ETF® – January
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from January
2, 2025 (commencement of operations) through July 31, 2025
Calamos Russell 2000® Structured Alt Protection ETF® – April
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from April 1,
2025 (commencement of operations) through July 31, 2025
Calamos Russell 2000® Structured Alt Protection ETF® – July
For the six months ended January
31, 2026
For the six months ended January
31, 2026, and the year ended July
31, 2025
For the six months ended January
31, 2026, the year ended July 31,
2025, and the period from July 1,
2024 (commencement of
operations) through July 31, 2024
Calamos Russell 2000® Structured Alt Protection ETF® – October
For the six months ended January
31, 2026
For the six months ended January 31, 2026, and the period from October
1, 2024 (commencement of operations) through July 31, 2025

Proxy Disclosures for Open-End Management Investment Companies
(unaudited)

www.calamos.com
ITEM 9: MATTERS SUBMITTED FOR SHAREHOLDER VOTE:
The Trust held a special meeting of shareholders on August 19, 2025. The purpose of the special meeting was to elect six trustees to the Trust’s board of trustees, and to conduct any other lawful business of the Trust. Ms. Karen L. Stuckey and Messrs. Hugh P. Armstrong, John S. Koudounis, Jeffrey S. Phlegar, Christopher M. Toub and Lloyd A. Wennlund were nominated for election as trustees. Each nominee, except for Hugh P. Armstrong, John S. Koudounis and Jeffrey S. Phlegar,
is currently a trustee of the Trust and all nominees were elected by a plurality vote as follows:
TRUSTEE NOMINEE VOTES FOR VOTES WITHHELD
BROKER NON-
VOTES AND ABSTENTIONS
Hugh P. Armstrong 18,454,396 1,003,114 0
John S. Koudounis 18,445,016 1,012,494 0
Jeffrey S. Phlegar 18,448,153 1,009,357 0
Karen L. Stuckey 18,404,286 1,053,224 0
Christopher M. Toub 18,420,141 1,037,369 0
Lloyd A. Wennlund 18,421,552 1,035,958 0

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
The Board of Trustees (“Board” or the “Trustees”) of Calamos ETF Trust (“Trust”), on behalf of its new series, Calamos
Autocallable Income ETF (then named Calamos US Equity Autocallable Income ETF) (the “New Fund”), oversees the management of the New Fund, and, as required by law, determines whether to approve or (annually thereafter) continue the
New Fund’s, and the New Fund’s wholly-owned subsidiary’s, management agreement with Calamos Advisors LLC (“Adviser”)
pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the New
Fund and the New Fund’s wholly-owned subsidiary. The “Independent Trustees,” who comprise more than 80% of the
Board, have never been affiliated with the Adviser. The wholly-owned subsidiary of the New Fund is referred to herein as the “Subsidiary”.
In connection with their consideration regarding the initial approval of the management agreement for the New Fund and the Subsidiary, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent
Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and the New Fund’s and the Subsidiary’s investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on May 22, 2025,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the New Fund and the
Subsidiary and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to the New Fund and the Subsidiary through September 1, 2026, subject to possible earlier termination as provided in such agreement.
In connection with its consideration of the management agreement with respect to the New Fund and the Subsidiary, the
Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services to be provided, (ii) the fees and other expenses to be paid by the New Fund and the Subsidiary as well as expense information for comparable funds,
(iii) the estimated profitability of the Adviser and its affiliates from their relationship with the New Fund and the Subsidiary,
(iv) whether economies of scale may be realized as the New Fund and the Subsidiary grow and whether potential economies may be shared, in some measure, with the New Fund’s investors; and (v) other benefits to the Adviser from their relationship with the New Fund and the Subsidiary. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.
With respect to the management agreement with the Subsidiary, the Trustees considered that the New Fund utilizes the
Subsidiary to execute its investment strategy, and that the Adviser provides investment advisory and administrative services to the Subsidiary pursuant to a management agreement in the same manner as it does for the New Fund under its management agreement. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with the Subsidiary. The Trustees determined, therefore, that it was appropriate to consider the approval of the management agreement with the Subsidiary collectively with their consideration of the management agreement with the New Fund.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to be provided to the New Fund and the Subsidiary took into account the knowledge that may be gained from the Board’s meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser’s investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Fund and the Subsidiary;
and the Adviser’s provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser’s resources and key personnel expected to be involved in providing investment management services to the New Fund and the Subsidiary. The Board also considered compliance reports about the Adviser from the Trust’s Chief
Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Fund and the Subsidiary were appropriate and consistent with the management agreement and that the New Fund and the Subsidiary were likely to benefit from services to be provided under the management agreement with the Adviser.
Investment Performance of the New Fund. Because the New Fund has not yet commenced operations, the Board did not consider the investment performance of the New Fund.
* The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
Costs of Services Provided and Profits Realized by the Adviser . Using information provided by an independent third-party service provider, the Board evaluated the New Fund’s proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of the New Fund, character and investment strategy (the
“Expense Group”) and estimated total expense ratio compared to the median total expense ratio of the Expense Group.
The Board considered that the New Fund’s estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of the New Fund’s Expense Group. The Board also took into consideration that the proposed management fee was a unitary or “all-inclusive” fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to the New Fund. Lastly, the Board considered the Adviser’s confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with the Subsidiary.
Economies of Scale. The Board noted that the proposed management fee with respect to the New Fund does not contain breakpoints. The Board also considered that the proposed unitary fee structure for the New Fund provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the
Adviser may achieve economies of scale relating to the New Fund and the Subsidiary, it may share the benefits of such economies of scale with the New Fund and the Subsidiary through, for example, enhancements to investment practices and operations and increasing levels of services to the New Fund and its shareholders and the Subsidiary.
Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Fund’s and the Subsidiary’s investment manager, respectively, and of the Adviser and its affiliates in their relationships with the New
Fund and the Subsidiary, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser’s other business units.
Other Benefits Derived from the Relationship with the New Fund and the Subsidiary. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Fund and the Subsidiary. The Board concluded that while the Adviser may potentially benefit from their relationship with the New Fund and the Subsidiary in ways other than the proposed fees payable by the New Fund, the New Fund and the Subsidiary also may benefit from their relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its management agreement with the New Fund and the Subsidiary and the proposed fees payable by the New Fund.
In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust’s proposed management agreement with the Adviser with respect to each New Fund and the Subsidiary was, and its approval would be, in the best interest of the New Fund and its prospective shareholders and the Subsidiary.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
The Board of Trustees (“Board” or the “Trustees”) of Calamos ETF Trust (“Trust”), on behalf of its new series, Calamos
Laddered Bitcoin Structured Alt Protection ETF, Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF, and
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF (the “New Funds”), oversees the management of the
New Funds, and, as required by law, determines whether to approve or (annually thereafter) continue the New Funds’
management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the New Funds. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the Adviser.
In connection with their consideration regarding the initial approval of the management agreement for the New Funds, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and the New Funds’ investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on August 20, 2025,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the New Funds and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to the New Funds through September 1, 2026, subject to possible earlier termination as provided in such agreement.
In connection with its consideration of the management agreement with respect to the New Funds, the Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services to be provided, (ii) the fees and other expenses to be paid by the New Funds as well as expense information for comparable funds, (iii) the estimated profitability of the
Adviser and its affiliates from their relationship with the New Funds, (iv) whether economies of scale may be realized as the
New Funds grow and whether potential economies may be shared, in some measure, with the New Funds’ investors; and (v)
other benefits to the Adviser from their relationship with the New Funds. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to be provided to the New Funds took into account the knowledge that may be gained from the Board’s meetings with the
Adviser throughout the years. In addition, the Board considered: the Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser’s investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Funds; and the Adviser’s provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser’s resources and key personnel expected to be involved in providing investment management services to the New Funds. The Board also considered compliance reports about the Adviser from the Trust’s Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Funds were appropriate and consistent with the management agreement and that the New Funds were likely to benefit from services to be provided under the management agreement with the Adviser.
Investment Performance of the New Funds. Because the New Funds have not yet commenced operations, the Board did not consider the investment performance of the New Funds.
Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the New Funds’ proposed management fee rates compared to the median management fee rates for other funds similar in size to the estimated size of the New Funds, character and investment strategy (the
“Expense Groups”) and estimated total expense ratios compared to the median total expense ratios of the Expense Groups.
The Board considered that the New Funds’ estimated total net expense ratios are lower than the respective medians of the
New Funds’ Expense Groups and that the New Funds’ proposed management fee rates are equal to the respective medians of the New Funds’ Expense Group. The Board also took into consideration that the proposed management fees were a
* The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
unitary or “all-inclusive” fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to the New Funds. Lastly, the Board considered the Adviser’s confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.
Economies of Scale. The Board noted that the proposed management fees with respect to the New Funds do not contain breakpoints. The Board also considered that the proposed unitary fee structures for the New Funds provide investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the
Adviser may achieve economies of scale relating to the New Funds, it may share the benefits of such economies of scale with the New Funds through, for example, enhancements to investment practices and operations and increasing levels of services to the New Funds and their shareholders.
Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Funds’
investment manager, and of the Adviser and its affiliates in their relationships with the New Funds, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser’s other business units.
Other Benefits Derived from the Relationship with each New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Funds. The Board concluded that while the Adviser may potentially benefit from its relationship with the New Funds in ways other than the proposed fees payable by the New
Funds, the New Funds also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its management agreement with the New Funds and the proposed fees payable by the New Funds.
In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust’s proposed management agreement with the Adviser with respect to each New Fund was, and its approval would be, in the best interest of the New Funds and their prospective shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
The Board of Trustees (“Board” or the “Trustees”) of Calamos ETF Trust (“Trust”), on behalf of its new series, Calamos
Nasdaq
®
Autocallable Income ETF (the “New Fund”), oversees the management of the New Fund, and, as required by law, determines whether to approve or (annually thereafter) continue the New Fund’s, and the New Fund’s wholly-owned subsidiary’s, management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the New Fund and the New Fund’s wholly-owned subsidiary. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the
Adviser. The wholly-owned subsidiary of the New Fund is referred to herein as the “Subsidiary”.
In connection with their consideration regarding the initial approval of the management agreement for the New Fund and the Subsidiary, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent
Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and the New Fund’s and the Subsidiary’s investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on October 9, 2025, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the New Fund and the
Subsidiary and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to the New Fund and the Subsidiary through September 1, 2026, subject to possible earlier termination as provided in such agreement.
In connection with its consideration of the management agreement with respect to the New Fund and the Subsidiary, the
Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services to be provided, (ii) the fees and other expenses to be paid by the New Fund and the Subsidiary as well as expense information for comparable funds,
(iii) the estimated profitability of the Adviser and its affiliates from their relationship with the New Fund and the Subsidiary,
(iv) whether economies of scale may be realized as the New Fund and the Subsidiary grow and whether potential economies may be shared, in some measure, with the New Fund’s investors; and (v) other benefits to the Adviser from their relationship with the New Fund and the Subsidiary. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.
With respect to the management agreement with the Subsidiary, the Trustees considered that the New Fund utilizes the
Subsidiary to execute its investment strategy, and that the Adviser provides investment advisory and administrative services to the Subsidiary pursuant to a management agreement in the same manner as it does for the New Fund under its management agreement. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with the Subsidiary. The Trustees determined, therefore, that it was appropriate to consider the approval of the management agreement with the Subsidiary collectively with their consideration of the management agreement with the New Fund.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to be provided to the New Fund and the Subsidiary took into account the knowledge that may be gained from the Board’s meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser’s investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Fund and the Subsidiary;
and the Adviser’s provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser’s resources and key personnel expected to be involved in providing investment management services to the New Fund and the Subsidiary. The Board also considered compliance reports about the Adviser from the Trust’s Chief
Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Fund and the Subsidiary were appropriate and consistent with the management agreement and that the New Fund and the Subsidiary were likely to benefit from services to be provided under the management agreement with the Adviser.
Investment Performance of the New Fund. Because the New Fund has not yet commenced operations, the Board did not consider the investment performance of the New Fund.
Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the New Fund’s proposed management fee rate compared to the median management

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
fee rate for other funds similar in size to the estimated size of the New Fund, character and investment strategy (the
“Expense Group”) and estimated total expense ratio compared to the median total expense ratio of the Expense Group.
The Board considered that the New Fund’s estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of the New Fund’s Expense Group. The Board also took into consideration that the proposed management fee was a unitary or “all-inclusive” fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to the New Fund. Lastly, the Board considered the Adviser’s confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with the Subsidiary.
Economies of Scale. The Board noted that the proposed management fee with respect to the New Fund does not contain breakpoints. The Board also considered that the proposed unitary fee structure for the New Fund provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the
Adviser may achieve economies of scale relating to the New Fund and the Subsidiary, it may share the benefits of such economies of scale with the New Fund and the Subsidiary through, for example, enhancements to investment practices and operations and increasing levels of services to the New Fund and its shareholders and the Subsidiary.
Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Fund’s and the Subsidiary’s investment manager, respectively, and of the Adviser and its affiliates in their relationships with the New
Fund and the Subsidiary, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser’s other business units.
Other Benefits Derived from the Relationship with the New Fund and the Subsidiary. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Fund and the Subsidiary. The Board concluded that while the Adviser may potentially benefit from its relationship with the New Fund and the Subsidiary in ways other than the proposed fees payable by the New Fund, the New Fund and the Subsidiary also may benefit from their relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its management agreement with the New Fund and the Subsidiary and the proposed fees payable by the New Fund.
In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust’s proposed management agreement with the Adviser with respect to each New Fund and the Subsidiary was, and its approval would be, in the best interest of the New Fund and its prospective shareholders and the Subsidiary.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
The Board of Trustees (“Board” or the “Trustees”) of Calamos ETF Trust (“Trust”), on behalf of its new series, Calamos Bitcoin
Structured Alt Protection ETF
®
– April, Calamos Bitcoin Structured Alt Protection ETF
®
– July, and Calamos Bitcoin Structured
Alt Protection ETF
®
– October (each, a “New Fund” and, together, the “New Funds”), oversees the management of the
New Funds, and, as required by law, determines whether to approve or (annually thereafter) continue each New Fund’s management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for such New Fund. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the Adviser.
In connection with their consideration regarding the initial approval of the management agreement for each New Fund, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund’s investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on September 20, 2024,* based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New
Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to each New Fund through September 1, 2026, subject to possible earlier termination as provided in such agreement.
In connection with its consideration of the management agreement with respect to each New Fund, the Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services to be provided, (ii) the fees and other expenses to be paid by each New Fund as well as expense information for comparable funds, (iii) the estimated profitability of the
Adviser and its affiliates from their relationship with each New Fund, (iv) whether economies of scale may be realized as each
New Fund grows and whether potential economies may be shared, in some measure, with each New Fund’s investors; and (v)
other benefits to the Adviser from their relationship with each New Fund. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to be provided to each New Fund took into account the knowledge that may be gained from the Board’s meetings with the
Adviser throughout the years. In addition, the Board considered: the Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser’s investment approach; the background and experience of the portfolio management personnel who will play key roles in managing each New Fund; and the Adviser’s provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser’s resources and key personnel expected to be involved in providing investment management services to each New Fund. The Board also considered compliance reports about the Adviser from the Trust’s Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to each New Fund were appropriate and consistent with the management agreement and that each New Fund was likely to benefit from services to be provided under the management agreement with the Adviser.
Investment Performance of the New Funds. Because the New Funds have not yet commenced operations, the Board did not consider the investment performance of the New Funds.
Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each New Fund’s proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of each New Fund, character and investment strategy (the
“Expense Group”) and estimated total expense ratio compared to the median total expense ratio of the Expense Group.
The Board considered that each New Fund’s estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of each New Fund’s Expense Group. The Board also took into consideration that the proposed management fee was a unitary or “all-inclusive” fee structure which combines fees for investment advisory and
* The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
administrative services proposed to be rendered by the Adviser to each New Fund. Lastly, the Board considered the Adviser’s confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages.
Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the Adviser may achieve economies of scale relating to each
New Fund, it may share the benefits of such economies of scale with each New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to each New Fund and its shareholders.
Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as each New Fund’s investment manager, respectively, and of the Adviser and its affiliates in their relationships with each New Fund, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser’s other business units.
Other Benefits Derived from the Relationship with the New Fund. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with each New Fund. The Board concluded that while the Adviser may potentially benefit from its relationship with each New Fund in ways other than the proposed fees payable by each New Fund, each New Fund also may benefit from its relationship with the Adviser in ways other than the services to be provided by the
Adviser and its affiliates pursuant to its agreement with each New Fund and the proposed fees payable by each New Fund.
In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust’s proposed management agreement with the Adviser with respect to each New Fund was, and its approval would be, in the best interest of each New Fund and its prospective shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS SEMIANNUAL REPORT
The Board of Trustees (“Board” or the “Trustees”) of Calamos ETF Trust (“Trust”), on behalf of its new series, Calamos Bitcoin
90 Series Structured Alt Protection ETF
®
– January, Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– April, Calamos
Bitcoin 90 Series Structured Alt Protection ETF
®
– July, Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– October,
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
– January, Calamos Bitcoin 80 Series Structured Alt Protection
ETF
®
– April, Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
– July, and Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– October (each, a “New Fund” and, together, the “New Funds”), oversees the management of the New
Funds, and, as required by law, determines whether to approve or (annually thereafter) continue each New Fund’s, and each
New Fund’s wholly-owned subsidiary’s, management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for each such New Fund and each
New Fund’s wholly-owned subsidiary. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the Adviser.
The Board, on behalf of its existing series, Calamos Bitcoin Structured Alt Protection ETF – January, Calamos Bitcoin Structured
Alt Protection ETF – April, Calamos Bitcoin Structured Alt Protection ETF – July and Calamos Bitcoin Structured Alt Protection
ETF – October (each, an “Existing Bitcoin Fund” and, together, the “Existing Bitcoin Funds”), oversees the management of each Existing Bitcoin Fund’s wholly-owned subsidiary, and, as required by law, determines whether to approve or (annually thereafter) continue each Existing Bitcoin Fund’s wholly-owned subsidiary’s management agreement with the Adviser pursuant to which the Adviser serves as the investment manager and provides certain administrative services for each Existing
Bitcoin Fund’s wholly-owned subsidiary.
The wholly-owned subsidiary of each New Fund and each Existing Bitcoin Fund is referred to herein as a “Subsidiary” and, together, the “Subsidiaries”.
In connection with their consideration regarding the initial approval of the management agreement for each New Fund and each Subsidiary, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the
Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund’s and each Subsidiary’s investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on December 17, 2024, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New
Fund and each Subsidiary and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the
Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the
Independent Trustees, approved the management agreement with respect to each New Fund and each Subsidiary through
September 1, 2026, subject to possible earlier termination as provided in such agreement.
In connection with its consideration of the management agreement with respect to each New Fund and each Subsidiary, the Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services to be provided, (ii) the fees and other expenses to be paid by each New Fund and each Subsidiary as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with each New Fund and each
Subsidiary, (iv) whether economies of scale may be realized as each New Fund and each Subsidiary grows and whether potential economies may be shared, in some measure, with each New Fund’s and, as applicable, each Existing Bitcoin Fund’s investors; and (v) other benefits to the Adviser from their relationship with each New Fund and each Subsidiary. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the management agreement, and each
Trustee may have afforded different weight to the various factors.
With respect to the management agreement with each Subsidiary, the Trustees considered that each New Fund and each
Existing Bitcoin Fund utilizes its Subsidiary to execute its investment strategy, and that the Adviser provides investment advisory and administrative services to the Subsidiaries pursuant to a management agreement in the same manner as it does for each New Fund and each Existing Bitcoin Fund under its management agreement. The Trustees also noted that the
Adviser will not charge a management fee under the management agreement with each Subsidiary. The Trustees determined, therefore, that it was appropriate to consider the approval of the management agreement with each Subsidiary collectively with their consideration of the management agreement with each New Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to be provided to each New Fund and each Subsidiary took into account the knowledge that may be gained from the
Board’s meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser’s investment approach; the background and experience of the portfolio management personnel who will play key roles in managing each New Fund and each
Subsidiary; and the Adviser’s provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The
Board also reviewed the Adviser’s resources and key personnel expected to be involved in providing investment management services to each New Fund and each Subsidiary. The Board also considered compliance reports about the Adviser from the
Trust’s Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to each New Fund and each Subsidiary were appropriate and consistent with the management agreement and that each New Fund and each Subsidiary was likely to benefit from services to be provided under the management agreement with the Adviser.
Investment Performance of the New Funds. Because the New Funds have not yet commenced operations, the Board did not consider the investment performance of the New Funds.
Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each New Fund’s proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of each New Fund, character and investment strategy (the
“Expense Group”) and estimated total expense ratio compared to the median total expense ratio of the Expense Group.
The Board considered that each New Fund’s estimated total net expense ratio and proposed management fee rate are both lower than the respective medians of each New Fund’s Expense Group. The Board also took into consideration that the proposed management fee was a unitary or “all-inclusive” fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to each New Fund. Lastly, the Board considered the Adviser’s confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with each Subsidiary.
Economies of Scale. The Board noted that the proposed management fee with respect to each New Fund does not contain breakpoints. The Board also considered that the proposed unitary fee structure for each New Fund provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the
Adviser may achieve economies of scale relating to each New Fund and each Subsidiary, it may share the benefits of such economies of scale with each New Fund and each Subsidiary through, for example, enhancements to investment practices and operations and increasing levels of services to each New Fund and its shareholders and each Subsidiary.
Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as each New Fund’s and each Subsidiary’s investment manager, respectively, and of the Adviser and its affiliates in their relationships with each
New Fund and each Subsidiary, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser’s other business units.
Other Benefits Derived from the Relationship with the New Fund and each Subsidiary. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with each New Fund and each Subsidiary. The Board concluded that while the Adviser may potentially benefit from its relationship with each New Fund and each Subsidiary in ways other than the proposed fees payable by each New Fund, each New Fund and each Subsidiary also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its management agreement with each New Fund and each Subsidiary and the proposed fees payable by each New Fund.
In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust’s proposed management agreement with the Adviser with respect to each New Fund and each Subsidiary was, and its approval would be, in the best interest of each New Fund and its prospective shareholders and each Subsidiary.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures for Open-End Management Investment Companies is included in the financial statements filed under Item 7 of the N-CSR.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees for the period covered by the report was $181,505 for services provided to the Calamos ETF Trust. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos ETF Trust, do not receive remuneration for services provided to the Calamos ETF Trust.

2.           Not applicable.

3.           The Chief Compliance Officer of the Trust is the only officer who receives compensation from the Trust. During the period covered by the report, Walter Kelly was paid $59,400 for services provided to the Calamos ETF Trust.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics - Not applicable for this semiannual report.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	April 2, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	April 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	April 2, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	April 2, 2026